UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03836
ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Anchor Series Trust

Annual Report

December 31, 2008

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market Portfolio	5
Government and Quality Bond Portfolio	7
Asset Allocation Portfolio	15
Growth and Income Portfolio	30
Growth Portfolio	33
Capital Appreciation Portfolio	37
Natural Resources Portfolio	40
Multi-Asset Portfolio	42
Strategic Multi-Asset Portfolio	49
Statement of Assets and Liabilities	58
Statement of Operations	60
Statement of Changes in Net Assets	62
Notes to Financial Statements	66
Financial Highlights	80
Report of Independent Registered Public Accounting Firm	84
Approval of Advisory Agreements	85
Trustees and Officers Information	89
Shareholder Tax Information	91
Comparisons: Portfolios vs. Indexes	92

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2008. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1 – 800 – 445 – SUN2.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

February 9, 2009

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

ANCHOR SERIES TRUST EXPENSE EXAMPLE	December 31, 2008 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2008 and held until December 31, 2008. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2008” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2008” column and the “Expense Ratio as of December 31, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2008” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2008” column and the “Expense Ratio as of December 31, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2008” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at July 1,	December 31,	December 31,	at July 1,	December 31,	December 31,	December 31,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

Money Market Portfolio
Class 1	$1,000.00	$1,006.05	$5.75	$1,000.00	$1,019.41	$5.79	1.14%
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,036.03	$3.07	$1,000.00	$1,022.12	$3.05	0.60%
Class 2	$1,000.00	$1,035.21	$3.84	$1,000.00	$1,021.37	$3.81	0.75%
Class 3	$1,000.00	$1,035.00	$4.35	$1,000.00	$1,020.86	$4.32	0.85%
Asset Allocation Portfolio@
Class 1	$1,000.00	$817.56	$3.38	$1,000.00	$1,021.42	$3.76	0.74%
Class 2	$1,000.00	$816.98	$4.06	$1,000.00	$1,020.66	$4.52	0.89%
Class 3	$1,000.00	$816.33	$4.52	$1,000.00	$1,020.16	$5.03	0.99%
Growth and Income Portfolio@
Class 1	$1,000.00	$671.34	$7.14	$1,000.00	$1,016.59	$8.62	1.70%
Growth Portfolio@
Class 1	$1,000.00	$653.16	$3.20	$1,000.00	$1,021.27	$3.91	0.77%
Class 2	$1,000.00	$652.30	$3.82	$1,000.00	$1,020.51	$4.67	0.92%
Class 3	$1,000.00	$652.27	$4.24	$1,000.00	$1,020.01	$5.18	1.02%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$653.36	$3.16	$1,000.00	$1,021.32	$3.86	0.76%
Class 2	$1,000.00	$652.97	$3.70	$1,000.00	$1,020.66	$4.52	0.89%
Class 3	$1,000.00	$652.46	$4.24	$1,000.00	$1,020.01	$5.18	1.02%
Natural Resources Portfolio@
Class 1	$1,000.00	$442.89	$3.12	$1,000.00	$1,020.81	$4.37	0.86%
Class 2	$1,000.00	$442.52	$3.66	$1,000.00	$1,020.06	$5.13	1.01%
Class 3	$1,000.00	$442.26	$4.02	$1,000.00	$1,019.56	$5.63	1.11%
Multi-Asset Portfolio@
Class 1	$1,000.00	$786.56	$6.33	$1,000.00	$1,018.05	$7.15	1.41%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$763.34	$7.45	$1,000.00	$1,016.69	$8.52	1.68%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 366. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at July 1,	December 31,	December 31,	at July 1,	December 31,	December 31,	December 31,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

Asset Allocation Portfolio
Class 1	$1,000.00	$817.56	$3.24	$1,000.00	$1,021.57	$3.61	0.71%
Class 2	$1,000.00	$816.98	$3.93	$1,000.00	$1,020.81	$4.37	0.86%
Class 3	$1,000.00	$816.33	$4.38	$1,000.00	$1,020.31	$4.88	0.96%
Growth and Income Portfolio
Class 1	$1,000.00	$671.34	$7.10	$1,000.00	$1,016.64	$8.57	1.69%
Growth Portfolio
Class 1	$1,000.00	$653.16	$3.12	$1,000.00	$1,021.37	$3.81	0.75%
Class 2	$1,000.00	$652.30	$3.74	$1,000.00	$1,020.61	$4.57	0.90%
Class 3	$1,000.00	$652.27	$4.15	$1,000.00	$1,020.11	$5.08	1.00%
Capital Appreciation Portfolio
Class 1	$1,000.00	$653.36	$2.99	$1,000.00	$1,021.52	$3.66	0.72%
Class 2	$1,000.00	$652.97	$3.57	$1,000.00	$1,020.81	$4.37	0.86%
Class 3	$1,000.00	$652.46	$4.03	$1,000.00	$1,020.26	$4.93	0.97%
Natural Resources Portfolio
Class 1	$1,000.00	$442.89	$3.08	$1,000.00	$1,020.86	$4.32	0.85%
Class 2	$1,000.00	$442.52	$3.63	$1,000.00	$1,020.11	$5.08	1.00%
Class 3	$1,000.00	$442.26	$3.99	$1,000.00	$1,019.61	$5.58	1.10%
Multi-Asset Portfolio
Class 1	$1,000.00	$786.56	$6.29	$1,000.00	$1,018.10	$7.10	1.40%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$763.34	$7.40	$1,000.00	$1,016.74	$8.47	1.67%

Anchor Series Trust Money Market Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*
U.S. Government Agencies	73.6%
Commercial Banks	15.5
Special Purpose Entity	2.9
Money Center Banks	2.2
Finance-Auto Loans	1.8
Medical-Drugs	1.8
Diversified Financial Services	1.5
Super-Regional Banks	1.4
Finance-Investment Banker/Broker	1.3
Cosmetics & Toiletries	0.8

102.8%

Weighted average days to maturity	66.4

*	Calculated as a percentage of net assets

Credit Quality@#
Government Agency	73.6%
A-1	26.4

100.0%

@	Source: Standard and Poor’s
#	Calculated as a percentage of total debt issues.

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 102.8%
Certificates of Deposit — 19.1%
Bank of America NA 3.01% due 03/04/09	$200,000	$200,000
Barclays Bank PLC 2.00% due 01/13/09	175,000	175,000
BNP Paribas New York Branch 3.07% due 01/28/09	200,000	200,000
Calyon New York Branch 1.50% due 03/19/09	100,000	100,000
Calyon New York Branch 3.05% due 02/05/09	250,000	250,000
Credit Suisse New York Branch 3.05% due 01/20/09	200,000	200,000
DnB NOR Bank ASA New York Branch 3.06% due 03/05/09	250,000	250,004
HSBC Bank USA NA 3.00% due 01/14/09	200,000	200,000
Lloyds TSB Bank PLC New York Branch 1.44% due 03/18/09	100,000	100,000
Lloyds TSB Bank PLC New York Branch 1.90% due 01/12/09	200,000	200,000
Rabobank Nederland New York Branch 2.97% due 02/23/09	200,000	199,999
Royal Bank of Scotland 1.50% due 03/17/09	100,000	100,000
Royal Bank of Scotland 2.11% due 01/20/09	150,000	150,000
Svenska Handelsbanken New York Branch 1.90% due 02/09/09	150,000	150,000
UBS AG Stamford Branch 2.12% due 01/20/09	150,000	150,000

Total Certificates of Deposit (amortized cost $2,625,003)		2,625,003

Commercial Paper — 9.3%
Danske Corp. 3.00% due 02/23/09	250,000	248,896
Eli Lilly & Co. 1.40% due 01/22/09*	250,000	249,796
General Electric Capital Corp. 1.35% due 02/02/09	200,000	199,760
Merrill Lynch & Co. 1.93% due 01/14/09	175,000	174,878
Societe Generale NA 1.36% due 03/17/09	150,000	149,575
Toyota Motor Credit Corp. 2.35% due 03/05/09	250,000	248,972

Total Commercial Paper (amortized cost $1,271,877)		1,271,877

Medium Term Notes — 0.8%
Procter & Gamble Co. Senior Notes 2.22% due 09/09/09(1) (amortized cost $105,000)	105,000	105,000

U.S. Government Agencies — 73.6%
Federal Home Loan Bank Disc. Notes 0.25% due 03/26/09	400,000	399,767
0.35% due 04/20/09	155,000	154,836
1.00% due 02/04/09	250,000	249,764
1.08% due 03/11/09	230,000	229,524
2.28% due 02/27/09	300,000	298,917
2.40% due 01/14/09	373,000	372,677
2.90% due 03/17/09	175,000	173,943
Federal Home Loan Mtg. Corp. Disc. Notes 0.50% due 06/24/09	200,000	199,517
0.50% due 07/07/09	350,000	349,091
0.55% due 07/06/09	200,000	199,432
1.07% due 04/14/09	665,000	662,961
1.15% due 03/18/09	300,000	299,272
1.51% due 03/17/09	590,000	588,148
1.60% due 03/19/09	300,000	298,973
1.92% due 02/09/09	500,000	498,960
2.05% due 01/07/09	90,000	89,969
2.30% due 03/10/09	300,000	298,697
2.60% due 02/18/09	500,000	498,266
Federal National Mtg. Assoc. Disc. Notes 0.20% due 02/27/09	500,000	499,841
0.30% due 06/01/09	158,000	157,801
0.31% due 05/01/09	400,000	399,589
0.50% due 07/01/09	150,000	149,623
0.94% due 02/09/09	160,000	159,837
1.14% due 03/31/09	350,000	349,018
1.55% due 02/24/09	688,000	686,402
1.85% due 02/23/09	210,000	209,428
2.23% due 03/04/09	825,000	821,837
2.25% due 02/17/09	350,000	348,972
2.46% due 02/11/09	315,000	314,119
2.70% due 01/12/09	155,000	154,872

Total U.S. Government Agencies (amortized cost $10,114,053)		10,114,053

Total Short-Term Investment Securities — 102.8% (amortized cost $14,115,933)		14,115,933

TOTAL INVESTMENTS (amortized cost $14,115,933)(2)	102.8%	14,115,933
Liabilities in excess of other assets	(2.8)	(383,916)

NET ASSETS	100.0%	$13,732,017

*	Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $249,796 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(2)	See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Government National Mtg. Assoc.	30.0%
Federal National Mtg. Assoc.	19.4
Diversified Financial Services	14.0
Federal Home Loan Mtg. Corp.	11.2
U.S. Treasury Notes	7.3
Diversified Banking Institutions	5.6
Federal Home Loan Bank	4.1
Federal Farm Credit Bank	2.2
U.S. Municipal Bonds & Notes	1.1
Insurance-Multi-line	1.0
Regional Authority	0.9
Schools	0.9
Telephone-Integrated	0.9
Transport-Services	0.8
Finance-Investment Banker/Broker	0.7
Insurance-Life/Health	0.7
Finance-Consumer Loans	0.6
Special Purpose Entities	0.5
Telecom Services	0.5
Computers	0.4
Banks-Fiduciary	0.4
Diversified Manufacturing Operations	0.4
Electric-Distribution	0.4
Medical-Drugs	0.4
Repurchase Agreement	0.3
Electric-Integrated	0.3
Finance-Other Services	0.3
Medical-HMO	0.3
Airport Development/Maintenance	0.3
Sovereign Agency	0.3
Oil Companies-Integrated	0.3
Banks-Super Regional	0.2
Airlines	0.2
Banks-Money Center	0.2
Electric-Generation	0.1
Insurance-Property/Casualty	0.1

107.3%

*	Calculated as a percentage of net assets
Credit Quality†#

Government — Agency	62.7%
Government — Treasury	6.9
AAA	15.4
AA	3.1
A	7.2
Not Rated@	4.7

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term investments.

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 12.8%
Diversified Financial Services — 12.8%
Advanta Business Card Master Trust Series 2006, Class A7 0.53% due 10/20/12(1)	$3,405,000	$2,983,485
Banc of America Commercial Mtg., Inc. Series 2007-1, Class A4 5.45% due 01/15/17(2)	5,015,000	3,724,586
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(2)(3)	7,000,000	5,717,149
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	2,866,725
Bear Stearns Adjustable Rate Mtg. Trust Series 2005-3, Class 2A1 5.08% due 06/25/35(3)(4)	2,844,034	1,398,478
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(2)(3)	5,000,000	4,522,824
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	5,000,000	4,446,861
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	5,000,000	4,320,343
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	2,470,000	2,097,914
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14, Class AM 5.24% due 12/01/38(2)	1,465,000	691,798
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.46% due 03/11/39(2)(3)	3,870,000	3,302,423
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41(2)	4,745,000	3,972,127
BMW Vehicle Lease Trust Series 2007-1, Class A2A 4.64% due 11/16/09	3,644,963	3,607,086
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,174,287
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	7,000,000	6,759,904
Citibank Credt Card Issuance Trust Series 2007, Class A8 5.70% due 09/20/19	4,975,000	4,128,813
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.23% due 07/15/44(2)(3)	4,700,000	3,898,555
Commercial Mtg. Pass Through Certs. Series 2005-C6, Class A5A 5.12% due 06/10/44(2)(3)	4,650,000	3,808,130
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(2)(3)	9,500,000	7,742,701
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	3,000,000	3,064,516
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-22, Class 2A1 5.25% due 11/25/35(1)(4)	872,388	454,475
Credit Suisse Mtg. Capital Certs. Series 2006-C4, Class A3 5.47% due 09/15/39(2)	2,695,000	2,147,999
Credit Suisse Mtg. Capital Certs. Series 2006-C1, Class A4 5.61% due 12/15/15(2)(3)	4,200,000	3,410,154
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(2)	5,000,000	4,253,174
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	869,827	851,157
Ford Credit Auto Owner Trust Series 2006-B, Class A3 5.26% due 10/15/10	2,648,619	2,626,183
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(2)(3)	4,650,000	3,821,384
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(3)	4,500,000	3,644,650
GSR Mtg. Loan Trust Series 2006-AR1, Class 3A1 5.40% due 01/25/36(1)(4)	2,745,279	1,905,951
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	2,880,795
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	1,776,441	1,716,179
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(2)(3)	4,500,000	3,548,747
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(2)	5,000,000	3,607,875
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(2)(3)	4,700,000	3,778,664
JP Morgan Mtg. Trust Series 2005-A7, Class 1A4 5.00% due 10/25/35(3)(4)	3,819,691	2,829,776
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(2)	4,700,000	3,836,618
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	502,431	414,450

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	$3,185,000	$3,012,514
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)(3)	4,700,000	3,831,237
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)(3)	2,215,000	1,642,879
Morgan Stanley Capital I Series 2007-T25, Class A3 5.51% due 11/12/49(2)(3)	5,000,000	3,902,714
Nissan Auto Lease Trust Series 2006-A, Class A3 5.11% due 03/15/10	1,639,790	1,638,028
Nissan Auto Receivables Owner Trust Series 2006-A, Class A4 4.77% due 07/15/11	1,325,000	1,311,339
Residential Accredit Loans, Inc. Series 2005-QA2, Class NB2 5.23% due 02/25/35(3)(4)	2,549,207	1,330,721
USAA Auto Owner Trust Series 2005-3, Class A4 4.63% due 05/15/12	1,472,704	1,447,322
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	4,838,867
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(2)(3)	4,650,000	3,806,852
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.55% due 03/25/35(1)(4)	2,062,708	1,411,635
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.54% due 04/25/36(1)(4)	3,096,431	1,996,922
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR10, Class 4A1 5.56% due 07/25/36(1)(4)	3,770,643	2,467,834

Total Asset Backed Securities (cost $184,496,404)		153,595,800

CORPORATE BONDS & NOTES — 16.4%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	2,711,711	2,115,210

Banks-Commercial — 0.0%
US Bancorp Sub. Debentures 7.50% due 06/01/26	400,000	414,300

Banks-Fiduciary — 0.4%
The Bank of New York Co., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,072,280

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	1,894,387

Banks-Super Regional — 0.2%
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	2,794,542

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,166,295

Diversified Banking Institutions — 5.6%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	42,000,000	43,645,644
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,134,990
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,391,231
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,356,006
Morgan Stanley Notes 5.45% due 01/09/17	5,000,000	4,121,410
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,147,692
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	2,720,000	2,208,281

		67,005,254

Diversified Financial Services — 1.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	2,858,709
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	6,198,520
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,316,130

		14,373,359

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,730,846
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	658,937
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,441,514

		3,831,297

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Finance-Consumer Loans — 0.6%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	$5,000,000	$4,919,255
John Deere Capital Corp. Senior Notes 4.88% due 10/15/10	2,625,000	2,649,389

		7,568,644

Finance-Investment Banker/Broker — 0.7%
Credit Suisse USA, Inc. Company Guar. Notes 4.88% due 01/15/15	2,435,000	2,199,126
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	6,300,000	6,055,850

		8,254,976

Finance-Other Services — 0.3%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	3,807,069

Insurance-Life/Health — 0.7%
John Hancock Life Insurance Co. Sub. Bonds 7.38% due 02/15/24*	5,000,000	5,808,665
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	2,800,000	2,256,100

		8,064,765

Insurance-Multi-line — 0.9%
General Reinsurance Corp. Debentures 9.00% due 09/12/09	5,000,000	5,198,540
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	5,000,000	3,231,710
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	2,838,174

		11,268,424

Insurance-Property/Casualty — 0.1%
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	1,130,000	1,066,506

Medical-Drugs — 0.4%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,290,804

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 5.00% due 08/15/14	4,000,000	3,679,460

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,230,760

Schools — 0.9%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,397,347
Stanford University Debentures 6.88% due 02/01/24	5,000,000	5,474,200

		10,871,547

Special Purpose Entities — 0.5%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	528,216
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,736,900	5,317,235

		5,845,451

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	430,000	336,797
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,157,905

		5,494,702

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,181,710
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,074,163
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	4,933,105
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,678,066

		10,867,044

Transport-Services — 0.8%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,640,227	3,491,481
United Parcel Service, Inc. Debentures Series MTNA 8.38% due 04/01/20	5,000,000	6,630,735

		10,122,216

Total Corporate Bonds & Notes (cost $198,160,041)		197,099,292

FOREIGN CORPORATE BONDS & NOTES — 1.3%
Airport Development/Maintenance — 0.3%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	3,079,369	3,350,908

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	$4,725,000	$4,724,528

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,451,997

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,131,546

Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	1,964,334

Total Foreign Corporate Bonds & Notes (cost $15,577,093)		15,623,313

MUNICIPAL BONDS & NOTES — 1.1%
U.S. Municipal Bonds & Notes — 1.1%
Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,482,340
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,512,338
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,449,720
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,310,650

Total U.S. Municipal Bonds & Notes (cost $14,916,814)		13,755,048

U.S. GOVERNMENT AGENCIES — 68.1%
Federal Farm Credit Bank — 2.2%
4.88% due 01/14/11*	24,800,000	26,430,769

Federal Home Loan Bank — 4.1%
3.50% due 12/10/10	21,275,000	22,177,996
4.88% due 11/18/11	11,375,000	12,421,523
5.13% due 08/14/13	13,000,000	14,499,160

		49,098,679

Federal Home Loan Mtg. Corp. — 11.2%
4.50% due 08/01/35	823,762	836,236
4.50% due 09/01/35	80,182	81,396
4.50% due 10/01/35	3,531,665	3,584,259
4.50% due 12/01/35	3,665,291	3,720,791
4.50% due January TBA	63,000,000	63,826,875
4.75% due 01/18/11	8,725,000	9,344,440
5.00% due 09/01/35	1,215,554	1,242,765
5.00% due 10/01/35	7,047,971	7,212,356
5.00% due 11/01/35	16,383,835	16,764,223
5.00% due 12/01/35	1,325,952	1,356,706
5.00% due 02/01/36	11,939,694	12,206,980
5.00% due 08/01/38	14,678,766	15,016,544
7.50% due 05/01/27	6,654	7,027
14.75% due 03/01/10	844	928

		135,201,526

Federal National Mtg. Assoc. — 19.4%
3.88% due 07/12/13	6,800,000	7,216,140
4.50% due 08/01/35	4,168,790	4,232,743
4.50% due 09/01/35	12,347,509	12,536,931
4.50% due 12/01/35	50,756	51,534
4.50% due January TBA	99,035,000	100,365,832
5.00% due 01/01/17	122,336	126,902
5.00% due 02/01/17	53,387	55,380
5.00% due 10/01/17	5,530,976	5,727,030
5.00% due 11/01/17	800,786	829,170
5.00% due 12/01/17	412,938	427,575
5.00% due 01/01/18	992,344	1,027,519
5.00% due 02/01/18	2,096,783	2,166,367
5.00% due 05/01/18	183,921	189,866
5.00% due 06/01/18	19,391,055	20,018,876
5.00% due 09/01/18	384,225	396,783
5.00% due 10/01/18	1,904,221	1,965,767
5.00% due 11/01/18	1,160,216	1,197,717
5.00% due 12/01/18	5,434,474	5,610,125
5.00% due 01/01/19	2,588,843	2,672,555
5.00% due 02/01/19	4,228,354	4,360,387
5.00% due 03/01/19	5,880,399	6,060,255
5.00% due 04/01/19	5,568,607	5,739,770
5.00% due 09/01/19	188,835	194,584
5.00% due 10/01/19	1,111,589	1,145,432
5.00% due 11/01/19	1,537,733	1,584,552
5.00% due 12/01/19	2,196,304	2,263,173
5.00% due 05/01/19	5,059,046	5,213,500
5.00% due 06/01/19	3,660,155	3,771,595
5.00% due 06/01/33	90,166	92,297
5.00% due 07/01/33	2,041,713	2,089,971
5.00% due 11/01/33	682,522	698,655
5.00% due 03/01/34	4,700,544	4,811,648
5.00% due 05/01/34	1,308,977	1,339,098
5.00% due 06/01/34	725,812	742,514
5.00% due 09/01/34	2,983,709	3,052,368
5.00% due 07/01/35	7,549,116	7,718,112
5.00% due 08/01/35	6,620,530	6,768,738
5.00% due 09/01/35	4,765,800	4,872,490
5.00% due 10/01/35	2,700,001	2,760,445
5.00% due 11/01/35	80,834	82,643
5.00% due 12/01/35	634,994	649,209
5.00% due 02/01/36	262,639	268,477
5.00% due 05/01/36	246,856	252,536
5.00% due 06/01/36	227,975	233,079

		233,580,340

Government National Mtg. Assoc. — 30.0%
5.00% due 07/15/33	7,891,896	8,125,751
5.00% due 10/15/33	637,146	656,026
5.00% due 11/15/33	566,467	583,253
5.00% due 12/15/33	123,618	127,282
5.00% due 01/15/34	1,002,248	1,031,321
5.00% due 02/15/34	511,149	525,976
5.00% due 03/15/34	467,098	480,648

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

5.00% due 05/15/34	$60,015	$61,724
5.00% due 11/15/34	18,907,115	19,433,731
5.00% due 01/15/35	155,278	159,603
5.00% due 03/15/35	204,369	210,169
5.00% due 06/15/35	157,731	162,207
5.00% due 08/15/35	1,076,412	1,106,963
5.00% due 09/15/35	1,503,194	1,545,857
5.00% due 10/15/35	909,685	935,503
5.00% due 11/15/35	2,352,638	2,419,412
5.00% due 12/15/35	2,007,771	2,064,756
5.00% due 01/15/36	1,069,164	1,099,010
5.00% due 02/15/36	330,715	339,947
5.00% due 03/15/36	2,665,567	2,739,974
5.00% due 04/15/36	2,565,968	2,637,594
5.00% due 05/15/36	1,219,198	1,253,230
5.00% due 07/15/36	2,098,476	2,157,052
5.00% due 08/15/36	119,998	123,347
5.00% due 09/15/36	921,627	947,022
5.00% due 11/15/36	98,772	101,529
5.00% due 07/15/37	1,229,949	1,264,090
5.00% due 08/15/37	477,112	490,355
5.00% due 10/15/37	120,021	123,352
5.00% due 11/15/37	386,930	397,670
5.00% due 01/15/38	91,513	94,053
5.00% due 02/15/38	4,940,503	5,077,639
5.00% due 03/15/38	860,206	884,083
5.00% due 04/15/38	13,911,483	14,295,109
5.00% due 05/15/38	20,746,067	21,321,923
5.00% due 06/15/38	34,744,014	35,708,416
5.00% due 07/15/38	55,566,601	57,108,396
5.00% due 08/15/38	9,139,248	9,392,727
5.00% due 09/15/38	11,520,907	11,840,696
5.50% due 10/15/32	177,105	183,150
5.50% due 11/15/32	281,545	291,155
5.50% due 12/15/32	382,181	395,227
5.50% due 01/15/33	6,377,272	6,590,982
5.50% due 02/15/33	8,136,388	8,409,045
5.50% due 03/15/33	5,964,650	6,164,531
5.50% due 05/15/33	806,749	833,783
5.50% due 06/15/33	594,782	614,713
5.50% due 07/15/33	72,142	74,559
5.50% due 08/15/33	366,793	379,084
5.50% due 09/15/33	1,269,874	1,312,429
5.50% due 10/15/33	129,136	133,463
5.50% due 11/15/33	954,045	986,016
5.50% due 01/15/34	992,967	1,025,622
5.50% due 02/15/34	762,555	787,634
5.50% due 03/15/34	5,293,985	5,468,084
5.50% due 04/15/34	206,785	213,587
5.50% due 05/15/34	283,825	293,159
5.50% due 06/15/34	682,411	704,851
5.50% due 07/15/34	253,183	261,509
5.50% due 08/15/34	112,994	116,710
5.50% due 09/15/34	4,576,250	4,726,745
5.50% due 10/15/34	3,513,868	3,629,426
5.50% due 04/15/36	188,572	194,685
5.50% due 01/15/37	26,828,808	27,694,333
5.50% due 04/15/37	25,998,493	26,838,966
5.50% due 06/15/37	26,522,643	27,378,290
5.50% due 07/15/37	8,910,516	9,197,979
6.00% due 03/15/28	41,519	43,108
6.00% due 06/15/28	20,301	21,078
6.00% due 08/15/28	102,992	106,933
6.00% due 09/15/28	86,970	90,299
6.00% due 10/15/28	51,657	53,634
6.00% due 11/15/28	18,002	18,691
6.00% due 12/15/28	292,363	303,647
6.00% due 03/15/29	4,564	4,734
6.00% due 04/15/29	10,917	11,324
6.00% due 07/15/31	5,268	5,459
6.00% due 01/15/32	54,721	56,662
6.00% due 02/15/32	2,428	2,514
6.00% due 07/15/32	25,129	26,020
6.00% due 09/15/32	33,084	34,258
6.00% due 10/15/32	1,039,551	1,076,415
6.00% due 11/15/32	45,254	46,858
6.00% due 01/15/33	9,033	9,348
6.00% due 02/15/33	132,593	137,211
6.00% due 03/15/33	182,310	188,661
6.00% due 04/15/33	209,549	216,849
6.00% due 05/15/33	183,350	189,737
6.00% due 12/15/33	141,178	146,170
6.00% due 08/15/34	26,260	27,154
6.00% due 09/15/34	473,143	489,256
6.00% due 10/15/34	296,865	306,975
6.50% due 07/15/09	313	314
6.50% due 04/15/11	726	765
6.50% due 01/15/12	6,618	6,976
6.50% due 02/15/12	4,522	4,766
6.50% due 10/15/12	6,609	6,967
6.50% due 11/15/12	14,718	15,514
6.50% due 01/15/13	6,725	7,090
6.50% due 05/15/13	19,357	20,405
6.50% due 01/15/14	67,458	71,117
6.50% due 02/15/14	4,491	4,735
6.50% due 03/15/14	120,867	127,422
6.50% due 04/15/14	116,669	122,997
6.50% due 05/15/14	163,327	172,187
6.50% due 06/15/14	5,021	5,294
6.50% due 07/15/14	4,027	4,245
6.50% due 08/15/14	122,989	129,661
6.50% due 10/15/14	270	285
6.50% due 05/15/23	9,846	10,274
6.50% due 06/15/23	13,528	14,116
6.50% due 07/15/23	63,899	66,677
6.50% due 08/15/23	11,232	11,721
6.50% due 10/15/23	59,932	62,538
6.50% due 11/15/23	95,597	99,754
6.50% due 12/15/23	211,828	221,040
6.50% due 03/15/26	50,708	53,216
6.50% due 02/15/27	8,884	9,324
6.50% due 12/15/27	5,521	5,798
6.50% due 01/15/28	72,620	76,331
6.50% due 02/15/28	82,659	86,880
6.50% due 03/15/28	167,950	176,653

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

6.50% due 04/15/28	$141,385	$148,607
6.50% due 05/15/28	244,591	257,086
6.50% due 06/15/28	289,903	304,716
6.50% due 07/15/28	287,387	302,067
6.50% due 08/15/28	255,689	268,753
6.50% due 09/15/28	305,277	320,874
6.50% due 10/15/28	784,543	824,623
6.50% due 11/15/28	203,946	214,551
6.50% due 12/15/28	267,145	280,885
6.50% due 01/15/29	4,386	4,610
6.50% due 02/15/29	68,568	72,089
6.50% due 03/15/29	52,708	55,401
6.50% due 04/15/29	52,241	54,910
6.50% due 05/15/29	175,057	184,000
6.50% due 06/15/29	78,387	82,391
6.50% due 03/15/31	17,201	18,079
6.50% due 04/15/31	75,530	79,411
6.50% due 05/15/31	383,243	402,899
6.50% due 06/15/31	319,568	335,892
6.50% due 07/15/31	563,877	592,682
6.50% due 08/15/31	192,344	202,170
6.50% due 09/15/31	325,125	341,733
6.50% due 10/15/31	377,219	396,720
6.50% due 11/15/31	93,471	98,246
6.50% due 12/15/31	38,472	40,437
6.50% due 01/15/32	549,283	577,343
6.50% due 02/15/32	161,282	169,520
6.50% due 03/15/32	2,121	2,229
6.50% due 04/15/32	168,727	177,346
6.50% due 05/15/32	405,311	426,017
7.00% due 03/15/09	207	210
7.00% due 09/15/10	1,610	1,664
7.00% due 01/15/11	6,687	6,990
7.00% due 03/15/11	17,338	18,122
7.00% due 04/15/11	1,926	2,013
7.00% due 05/15/11	15,036	15,716
7.00% due 07/15/11	18,388	19,221
7.00% due 08/15/11	2,797	2,923
7.00% due 09/15/11	39,560	41,353
7.00% due 11/15/11	10,932	11,428
7.00% due 12/15/11	34,855	36,434
7.00% due 01/15/12	38,284	40,325
7.00% due 12/15/12	12,052	12,695
7.00% due 11/15/31	445,412	467,859
7.00% due 03/15/32	43,603	45,931
7.00% due 01/15/33	111,284	116,823
7.00% due 05/15/33	303,137	317,892
7.00% due 07/15/33	221,248	231,899
7.00% due 10/15/34	43,252	45,562
8.00% due 09/15/29	6,881	7,341
8.00% due 10/15/29	507	541
8.00% due 11/15/29	10,105	10,781
8.00% due 12/15/29	23,650	25,231
8.00% due 01/15/30	32,932	35,095
8.00% due 03/15/30	1,049	1,118
8.00% due 04/15/30	123,793	131,923
8.00% due 06/15/30	2,451	2,612
8.00% due 08/15/30	21,381	22,785
8.00% due 09/15/30	32,776	34,930
8.00% due 10/15/30	6,082	6,482
8.00% due 11/15/30	13,567	14,458
8.00% due 12/15/30	6,224	6,632
8.00% due 02/15/31	93,151	99,843
8.00% due 03/15/31	34,466	36,942
10.00% due 03/20/14	4,358	4,795
10.00% due 06/20/14	1,813	1,995
10.00% due 07/20/14	4,866	5,354
10.00% due 04/20/16	15,647	17,273
10.00% due 05/20/16	7,655	8,451
10.00% due 08/20/16	2,190	2,417
10.00% due 01/20/17	5,501	6,062
10.00% due 02/20/17	4,863	5,359
10.00% due 03/20/17	9,656	10,635
12.00% due 01/20/16	269	315
12.75% due 07/15/14	26,781	31,345
13.50% due 09/20/14	1,577	1,868
REMIC
Series 2005-74 Class HB 7.50% due 09/15/35(4)	1,320,852	1,433,542
Series 2005-74 Class HC 7.50% due 09/16/35(4)	470,949	508,041
Series 2005-74, Class HA 7.50% due 09/16/35(4)	344,802	359,025

		360,639,708

Regional Authority — 0.9%
Housing Urban Development U.S. Government Guar. 5.05% due 08/01/13	10,000,000	11,112,620

Sovereign Agency — 0.3%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,820,955
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,440,770

		3,261,725

Total U.S. Government Agencies (cost $788,025,980)		819,325,367

U.S. GOVERNMENT TREASURIES — 7.3%
U.S. Treasury Notes — 7.3%
2.38% due 08/31/10	21,200,000	21,843,462
3.75% due 11/15/18	39,000,000	44,149,170
4.75% due 05/31/12	19,830,000	22,195,660

Total U.S. Government Treasuries (cost $83,212,550)		88,188,292

Total Long-Term Investment Securities (cost $1,284,388,882)		1,287,587,112

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 0.3%
Banc of America Securities Joint Repurchase Agreement(5) (cost $3,865,000)	$3,865,000	$3,865,000

TOTAL INVESTMENTS (cost $1,288,253,882)(6)	107.3%	1,291,452,112
Liabilities in excess of other assets	(7.3)	(88,245,109)

NET ASSETS	100.0%	$1,203,207,003

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $45,247,791 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security — the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.
(4)	Collateralized Mortgage Obligation
(5)	See Note 2 for details on Joint Repurchase Agreement.
(6)	See Note 6 for cost of investments on a tax basis.

REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate trading of registered interest and principal of securities.
TBA
— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	8.2%
Repurchase Agreement	8.1
Federal National Mtg. Assoc.	8.1
Real Estate Investment Trusts	4.2
Electric-Integrated	3.8
Medical-Drugs	3.2
Oil Companies-Integrated	2.4
Diversified Financial Services	2.3
Telephone-Integrated	2.1
Diversified Banking Institutions	2.0
Computers	1.9
Food-Misc.	1.8
Oil Companies-Exploration & Production	1.7
Banks-Super Regional	1.7
Banks-Commercial	1.7
Government National Mtg. Assoc.	1.7
Retail-Discount	1.6
Medical-Biomedical/Gene	1.5
Commercial Services-Finance	1.4
Insurance-Multi-line	1.4
Medical Products	1.3
Retail-Restaurants	1.2
Pipelines	1.2
Finance-Investment Banker/Broker	0.9
Diversified Manufacturing Operations	0.9
Multimedia	0.9
U.S. Treasury Bonds	0.9
Banks-Fiduciary	0.9
Transport-Rail	0.8
Aerospace/Defense	0.8
Beverages-Non-alcoholic	0.8
Toys	0.7
U.S. Treasury Notes	0.7
Tobacco	0.7
Wireless Equipment	0.7
Electronic Components-Semiconductors	0.7
Networking Products	0.7
Telecom Services	0.7
Medical-Wholesale Drug Distribution	0.6
Non-Hazardous Waste Disposal	0.6
Electric Products-Misc.	0.6
Aerospace/Defense-Equipment	0.6
Cable TV	0.6
Web Portals/ISP	0.6
Medical Instruments	0.5
Pharmacy Services	0.5
Insurance-Property/Casualty	0.5
Athletic Footwear	0.5
Airlines	0.5
Agricultural Chemicals	0.5
Insurance-Reinsurance	0.5
Applications Software	0.5
Publishing-Books	0.5
Agricultural Operations	0.4
Collateralized Mortgage Obligation — Other	0.4
Instruments-Scientific	0.4
Insurance-Life/Health	0.4
Steel-Producers	0.4
Gas-Distribution	0.4
Investment Management/Advisor Services	0.4
Enterprise Software/Service	0.4
Casino Services	0.4
Auto-Cars/Light Trucks	0.4
Cellular Telecom	0.4
Sovereign	0.4
Oil & Gas Drilling	0.4
Energy-Alternate Sources	0.4
Semiconductor Components-Integrated Circuits	0.3
Forestry	0.3
Oil Refining & Marketing	0.3
E-Commerce/Products	0.3
Internet Security	0.3
Engineering/R&D Services	0.3
Cosmetics & Toiletries	0.3
Diversified Minerals	0.2
Import/Export	0.2
Chemicals-Diversified	0.2
Entertainment Software	0.2
Auto-Heavy Duty Trucks	0.2
Electronics-Military	0.2
Savings & Loans/Thrifts	0.2
Television	0.2
Medical-Generic Drugs	0.2
Distribution/Wholesale	0.2
Retail-Apparel/Shoe	0.2
Transport-Services	0.2
Beverages-Wine/Spirits	0.2
Food-Retail	0.2
Semiconductor Equipment	0.2
Medical-HMO	0.2
Cruise Lines	0.2
Oil Field Machinery & Equipment	0.2
Real Estate Operations & Development	0.2
Commercial Services	0.2
Brewery	0.1
Auto/Truck Parts & Equipment-Original	0.1
Apparel Manufacturers	0.1
Dialysis Centers	0.1
Electronic Forms	0.1
Motorcycle/Motor Scooter	0.1
Chemicals-Specialty	0.1
Consumer Products-Misc.	0.1
Metal Processors & Fabrication	0.1
Tools-Hand Held	0.1
Finance-Other Services	0.1
Machine Tools & Related Products	0.1
Transport-Marine	0.1
Food-Catering	0.1
Retail-Jewelry	0.1
Medical Labs & Testing Services	0.1
Metal-Aluminum	0.1
Medical Information Systems	0.1
Medical-Hospitals	0.1
Retail-Drug Store	0.1
Electronic Components-Misc.	0.1
Consulting Services	0.1
Coatings/Paint	0.1
Audio/Video Products	0.1
Machinery-General Industrial	0.1
Computer Aided Design	0.1
Insurance Brokers	0.1
Electronic Parts Distribution	0.1
Telecommunication Equipment	0.1
Medical-Outpatient/Home Medical	0.1

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited) — (continued)

Retail-Major Department Stores	0.1%
Finance-Commercial	0.1
Industrial Gases	0.1
Health Care Cost Containment	0.1
Quarrying	0.1
Special Purpose Entities	0.1
Office Automation & Equipment	0.1
Paper & Related Products	0.1
Computers-Memory Devices	0.1
Disposable Medical Products	0.1
Coal	0.1
Machinery-Pumps	0.1

100.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 58.6%
Advanced Materials — 0.0%
Ceradyne, Inc.†	200	$4,062

Aerospace/Defense — 0.6%
BAE Systems PLC ADR	10,000	223,100
Boeing Co.	3,150	134,410
Esterline Technologies Corp.†	3,000	113,670
General Dynamics Corp.	7,000	403,130
Lockheed Martin Corp.	2,000	168,160
Northrop Grumman Corp.	1,100	49,544
Raytheon Co.	3,000	153,120
Spirit Aerosystems Holdings, Inc., Class A†	7,600	77,292
Teledyne Technologies, Inc.†	1,100	49,005
TransDigm Group, Inc.†	3,000	100,710

		1,472,141

Aerospace/Defense-Equipment — 0.6%
BE Aerospace, Inc.†	1,100	8,459
Goodrich Corp.	3,000	111,060
Triumph Group, Inc.	2,500	106,150
United Technologies Corp.	21,500	1,152,400

		1,378,069

Agricultural Chemicals — 0.5%
Monsanto Co.	13,000	914,550
Potash Corp. of Saskatchewan, Inc.	200	14,644
Syngenta AG ADR	4,500	176,130
Yara International ASA ADR	5,000	110,150

		1,215,474

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	20,100	579,483

Airlines — 0.5%
Alaska Air Group, Inc.†	1,800	52,650
AMR Corp.†	11,200	119,504
Cathay Pacific Airways, Ltd. ADR	6,200	35,030
Continental Airlines, Inc., Class B†	7,700	139,062
Delta Air Lines, Inc.†	70,000	802,200
Southwest Airlines Co.	9,000	77,580

		1,226,026

Airport Development/Maintenance — 0.0%
Macquarie Airports Management, Ltd.(1)	23,600	39,747

Alternative Waste Technology — 0.0%
Darling International, Inc.†	5,000	27,450

Apparel Manufacturers — 0.1%
Columbia Sportswear Co.	600	21,222
G-III Apparel Group, Ltd.†	2,000	12,780
True Religion Apparel, Inc.†	546	6,792
VF Corp.	4,800	262,896

		303,690

Applications Software — 0.5%
Actuate Corp.†	6,617	19,586
Microsoft Corp.	53,800	1,045,872
Quest Software, Inc.†	3,100	39,029

		1,104,487

Athletic Footwear — 0.5%
NIKE, Inc., Class B	24,100	1,229,100

Audio/Video Products — 0.1%
Panasonic Corp. ADR	14,000	174,160

Auto-Cars/Light Trucks — 0.4%
Daimler AG	8,354	319,791
Fiat SpA ADR	13,000	85,410
Honda Motor Co., Ltd ADR	9,000	192,060
Nissan Motor Co., Ltd. ADR	19,000	138,320
Toyota Motor Co. ADR	2,700	176,688

		912,269

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries, Inc.	16,800	112,952
PACCAR, Inc.	14,818	423,795

		536,747

Auto/Truck Parts & Equipment-Original — 0.1%
Autoliv, Inc.	3,000	64,380
Johnson Controls, Inc.	7,500	136,200
Magna International, Inc., Class A	4,600	137,678

		338,258

Banks-Commercial — 1.5%
Banco Bilbao Vizcaya Argentaria ADR	15,000	187,350
Banco Santander SA ADR	40,000	379,600
Bank of Hawaii Corp.	3,000	135,510
Bank of Nova Scotia	10,000	272,000
Banner Corp.	230	2,164
Barclays PLC ADR	31,898	312,601
BB&T Corp.	18,257	501,337
BNP Paribas ADR	6,000	128,700
Cascade Bancorp	200	1,350
City National Corp.	1,700	82,790
Commerce Bancshares, Inc.	3,400	149,430
Cullen/Frost Bankers, Inc.	268	13,582
East West Bancorp, Inc.	1,619	25,856
F.N.B. Corp.	5,900	77,880
FirstMerit Corp.	1,960	40,356
HSBC Holdings PLC ADR	8,000	389,360
Mitsubishi UFJ Financial Group, Inc. ADR	20,000	124,200
Royal Bank of Canada	9,000	266,940
SVB Financial Group†	200	5,246
Synovus Financial Corp.	2,200	18,260
TCF Financial Corp.	7,230	98,762
Toronto-Dominion Bank	7,800	279,786
TrustCo Bank Corp. NY	9,500	90,345
Umpqua Holdings Corp.	700	10,129
Westamerica Bancorp	300	15,345

		3,608,879

Banks-Fiduciary — 0.9%
Northern Trust Corp.	4,247	221,439
State Street Corp.	28,300	1,113,039
The Bank of New York Mellon Corp.	27,558	780,718

		2,115,196

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Banks-Super Regional — 1.4%
PNC Financial Services Group, Inc.	16,300	$798,700
US Bancorp	18,000	450,180
Wells Fargo & Co.	72,983	2,151,539

		3,400,419

Batteries/Battery Systems — 0.0%
EnerSys†	1,500	16,500

Beverages-Non-alcoholic — 0.8%
Hansen Natural Corp.†	475	15,927
Pepsi Bottling Group, Inc.	5,200	117,052
PepsiCo, Inc.	850	46,554
The Coca-Cola Co.	38,400	1,738,368

		1,917,901

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	250	12,872
Central European Distribution Corp.†	1,000	19,700
Diageo PLC ADR	7,700	436,898

		469,470

Brewery — 0.1%
Kirin Holdings Co., Ltd. ADR	5,500	72,325
Molson Coors Brewing Co., Class B	3,300	161,436
SABMiller PLC ADR	6,200	105,214

		338,975

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	3,300	91,608

Building Products-Cement — 0.0%
CRH PLC ADR	4,000	104,120

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	4,900	33,663

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	1,050	46,127

Building-Mobile Home/Manufactured Housing — 0.0%
Monaco Coach Corp.	6,856	3,497

Building-Residential/Commercial — 0.0%
KB Home	900	12,258

Cable TV — 0.2%
The DIRECTV Group, Inc.†	6,000	137,460
Time Warner Cable, Inc. Class A†	10,540	226,083

		363,543

Casino Services — 0.0%
Bally Technologies, Inc.†	3,000	72,090

Cellular Telecom — 0.4%
Hutchison Telecommunications International, Ltd. ADR†	9,000	36,450
NTT DoCoMo, Inc. ADR	19,000	372,780
Vodafone Group PLC ADR	24,525	501,291

		910,521

Chemicals-Diversified — 0.2%
Bayer AG ADR	3,300	196,020
E.I. du Pont de Nemours & Co.	10,100	255,530
FMC Corp.	2,000	89,460
Huntsman Corp.	10,900	37,496

		578,506

Chemicals-Specialty — 0.1%
Cabot Corp.	8,700	133,110
Lubrizol Corp.	3,900	141,921

		275,031

Circuit Boards — 0.0%
Park Electrochemical Corp.	2,700	51,192

Coal — 0.1%
Peabody Energy Corp.	5,000	113,750

Coatings/Paint — 0.1%
RPM International, Inc.	3,700	49,173
Valspar Corp.	7,000	126,630

		175,803

Commercial Services — 0.2%
Steiner Leisure, Ltd.†	2,800	82,656
TeleTech Holdings, Inc.†	12,500	104,375
Weight Watchers International, Inc.	5,800	170,636

		357,667

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	6,800	267,512
Lender Processing Services, Inc.	5,248	154,554
Mastercard, Inc., Class A	6,700	957,631
The Western Union Co.	50,000	717,000
Visa, Inc., Class A	22,700	1,190,615
Wright Express Corp.†	2,400	30,240

		3,317,552

Computer Aided Design — 0.1%
Ansys, Inc.†	2,100	58,569
Aspen Technology, Inc.†	12,000	89,040
Autodesk, Inc.†	600	11,790

		159,399

Computers — 1.9%
Apple, Inc.†	15,800	1,348,530
Hewlett-Packard Co.	75,700	2,747,153
International Business Machines Corp.	5,000	420,800

		4,516,483

Computers-Integrated Systems — 0.0%
Diebold, Inc.	1,500	42,135
Echelon Corp.†	1,738	14,165

		56,300

Computers-Memory Devices — 0.1%
NetApp, Inc.†	8,300	115,951

Consulting Services — 0.1%
FTI Consulting, Inc.†	1,000	44,680
Huron Consulting Group, Inc.†	1,200	68,724
Navigant Consulting, Inc.†	4,000	63,480

		176,884

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Consumer Products-Misc. — 0.1%
Clorox Co.	3,100	$172,236
Tupperware Brands Corp.	3,600	81,720
WD-40 Co.	400	11,316

		265,272

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,300	44,418

Cosmetics & Toiletries — 0.3%
Bare Escentuals, Inc.†	950	4,968
Chattem, Inc.†	1,200	85,836
Procter & Gamble Co.	4,950	306,009
The Estee Lauder Cos., Inc., Class A	6,400	198,144

		594,957

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	6,793	110,522

Diagnostic Equipment — 0.1%
Immucor, Inc.†	4,200	111,636

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,400	35,658
OraSure Technologies, Inc.†	1,247	4,589

		40,247

Dialysis Centers — 0.1%
DaVita, Inc.†	1,600	79,312
Fresenuis Medical Care AG ADR	4,600	217,028

		296,340

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	400	33,704
Merit Medical Systems, Inc.†	4,500	80,685

		114,389

Distribution/Wholesale — 0.2%
Genuine Parts Co.	13,237	501,153

Diversified Banking Institutions — 1.3%
JPMorgan Chase & Co.	78,100	2,462,493
The Goldman Sachs Group, Inc.	8,300	700,437

		3,162,930

Diversified Manufacturing Operations — 0.9%
Barnes Group, Inc.	2,100	30,450
General Electric Co.	21,700	351,540
Honeywell International, Inc.	14,200	466,186
Parker Hannifin Corp.	9,500	404,130
Siemens AG ADR	6,600	499,950
Teleflex, Inc.	3,558	178,256
Tomkins PLC ADR	20,000	146,200
Tyco International, Ltd.	7,900	170,640

		2,247,352

Diversified Minerals — 0.2%
Anglo American PLC ADR	16,835	195,623
BHP Billiton, Ltd. ADR	9,200	394,680

		590,303

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	13,400	687,152
Blue Nile, Inc.†	487	11,927

		699,079

Electric Products-Misc. — 0.6%
Emerson Electric Co.	38,900	1,424,129

Electric-Integrated — 1.7%
American Electric Power Co., Inc.	4,000	133,120
DTE Energy Co.	5,400	192,618
E.ON AG ADR	8,500	346,375
Edison International	1,600	51,392
FPL Group, Inc.	14,800	744,884
Great Plains Energy, Inc.	2,300	44,459
Integrys Energy Group, Inc.	1,300	55,874
International Power PLC ADR	4,000	141,000
Northeast Utilities	8,000	192,480
Pepco Holdings, Inc.	3,400	60,384
PG&E Corp.	2,250	87,097
Progress Energy, Inc.	22,200	884,670
Puget Energy, Inc.	1,500	40,905
RWE AG ADR	2,500	227,875
SCANA Corp.	2,200	78,320
Southern Co.	5,000	185,000
Wisconsin Energy Corp.	4,300	180,514
Xcel Energy, Inc.	22,400	415,520

		4,062,487

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL (foreign shares)	103,000	36,130
Gentex Corp.	5,400	47,682
Nam Tai Electronics, Inc.	10,500	57,750
Technitrol, Inc.	10,600	36,888

		178,450

Electronic Components-Semiconductors — 0.7%
Altera Corp.	11,000	183,810
Intel Corp.	62,700	919,182
Lattice Semiconductor Corp.†	200	302
LSI Corp.†	3,132	10,304
Mellanox Tecnologies Ltd†	2,600	20,436
Microchip Technology, Inc.	21,000	410,130
NVIDIA Corp.†	1,200	9,684
ON Semiconductor Corp.†	3,500	11,900
QLogic Corp.†	2,700	36,288
Supertex, Inc.†	700	16,807

		1,618,843

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	1,000	5,170

Electronic Forms — 0.1%
Adobe Systems, Inc.†	13,308	283,327

Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.†	300	9,204
Itron, Inc.†	1,000	63,740
Trimble Navigation, Ltd.†	1,670	36,089

		109,033

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	8,200	154,488

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	7,200	$531,216

Energy-Alternate Sources — 0.4%
First Solar, Inc.†	6,300	869,148

Engineering/R&D Services — 0.3%
EMCOR Group, Inc.†	3,500	78,505
Fluor Corp.	4,000	179,480
Jacobs Engineering Group, Inc.†	7,138	343,338

		601,323

Enterprise Software/Service — 0.4%
BMC Software, Inc.†	7,900	212,589
Informatica Corp.†	9,600	131,808
Omnicell, Inc.†	412	5,031
Oracle Corp.†	19,000	336,870
SAP AG ADR	6,300	228,186
Sybase, Inc.†	1,200	29,724

		944,208

Entertainment Software — 0.2%
Activision Blizzard, Inc.†	59,000	509,760
Take-Two Interactive Software, Inc.	5,000	37,800

		547,560

Finance-Investment Banker/Broker — 0.3%
Credit Suisse Group AG ADR	3,000	84,780
Knight Capital Group, Inc., Class A†	5,000	80,750
Merrill Lynch & Co., Inc.	20,000	232,800
Nomura Holdings, Inc. ADR	11,000	91,850
The Charles Schwab Corp.	15,200	245,784

		735,964

Finance-Other Services — 0.1%
CME Group, Inc.	1,200	249,732

Food-Catering — 0.1%
Compass Group PLC ADR	45,000	228,600

Food-Confectionery — 0.0%
The J.M. Smucker Co.	2,500	108,400

Food-Dairy Products — 0.0%
Dean Foods Co.†	1,400	25,158

Food-Misc. — 1.7%
B&G Foods, Inc.(2)	7,300	75,555
Cadbury PLC ADR	10,900	388,803
General Mills, Inc.	20,459	1,242,884
Groupe Danone ADR	12,000	144,960
H.J. Heinz Co.	4,000	150,400
Kellogg Co.	3,600	157,860
Kraft Foods, Inc., Class A	21,790	585,062
Nestle SA ADR	17,500	694,750
Ralcorp Holdings, Inc.†	500	29,200
Sara Lee Corp.	11,000	107,690
Unilever PLC ADR	18,000	414,360
Zhongpin, Inc.†	10,000	120,000

		4,111,524

Food-Retail — 0.2%
Dairy Farm International Holdings, Ltd. ADR	2,528	54,984
Koninklijke Ahold NV ADR	10,000	123,000
Safeway, Inc.	10,100	240,077
The Kroger Co.	1,850	48,858

		466,919

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc.	2,000	42,080

Forestry — 0.3%
Plum Creek Timber Co., Inc.	1,750	60,795
Weyerhaeuser Co.	22,500	688,725

		749,520

Gas-Distribution — 0.4%
Energy Savings Income Fund	6,839	48,419
Sempra Energy	19,950	850,468
Vectren Corp.	2,600	65,026

		963,913

Health Care Cost Containment — 0.1%
McKesson Corp.	3,350	129,746

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,700	55,746

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	1,200	19,752

Hotel/Motels — 0.0%
Red Lion Hotels Corp.†	11,000	26,180

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	2,248	19,018
Resources Connection, Inc.†	1,964	32,170
Robert Half International, Inc.	1,300	27,066
TrueBlue, Inc.†	2,100	20,097

		98,351

Import/Export — 0.2%
Mitsubishi Corp. ADR	21,000	590,100

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†	300	3,984

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,800	140,756

Instruments-Scientific — 0.4%
Dionex Corp.†	2,441	109,479
FEI Co.†	3,300	62,238
Thermo Fisher Scientific, Inc.†	21,800	742,726
Varian, Inc.†	2,200	73,722
Waters Corp.†	350	12,827

		1,000,992

Insurance Brokers — 0.1%
AON Corp.	3,400	155,312

Insurance-Life/Health — 0.4%
Lincoln National Corp.	15,500	292,020
Prudential PLC ADR	11,000	139,150
StanCorp Financial Group, Inc.	4,600	192,142
Unum Group	19,900	370,140

		993,452

Insurance-Multi-line — 1.4%
ACE, Ltd.	18,900	1,000,188
Allianz SE ADR	12,000	129,960
Allstate Corp.	13,676	448,026

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Insurance-Multi-line (continued)

AXA SA ADR	19,000	$426,930
Hartford Financial Services Group, Inc.	7,916	129,980
HCC Insurance Holdings, Inc.	9,828	262,899
MetLife, Inc.	12,000	418,320
United Fire & Casualty Co.	1,700	52,819
Zurich Financial Services AG ADR	18,000	393,300

		3,262,422

Insurance-Property/Casualty — 0.5%
Chubb Corp.	4,000	204,000
Fidelity National Financial, Inc., Class A	22,755	403,901
Mercury General Corp.	900	41,391
The Travelers Cos., Inc.	6,000	271,200
Tokio Marine Holdings, Inc. ADR	8,000	232,480
Zenith National Insurance Corp.	3,000	94,710

		1,247,682

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	25,000	1,050,000
Max Re Capital, Ltd.	4,668	82,624

		1,132,624

Internet Application Software — 0.0%
Art Technology Group, Inc.†	11,241	21,695
eResearch Technology, Inc.†	6,300	41,769

		63,464

Internet Security — 0.3%
Symantec Corp.†	47,300	639,496
VeriSign, Inc.†	500	9,540

		649,036

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	900	17,667

Investment Companies — 0.0%
Apollo Investment Corp.	6,400	59,584

Investment Management/Advisor Services — 0.4%
AllianceBernstein Holding LP	11,712	243,492
Franklin Resources, Inc.	11,275	719,120

		962,612

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	1,000	6,790

Leisure Products — 0.0%
WMS Industries, Inc.†	2,000	53,800

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,775	243,191

Machinery-Construction & Mining — 0.0%
Bucyrus International, Inc.	3,000	55,560

Machinery-General Industrial — 0.1%
Altra Holdings, Inc.†	7,000	55,370
Chart Industries, Inc.†	1,000	10,630
IDEX Corp.	2,050	49,507
Middleby Corp.†	1,000	27,270
Robbins & Myers, Inc.	1,200	19,404

		162,181

Machinery-Material Handling — 0.0%
Cascade Corp.	800	23,888

Machinery-Pumps — 0.1%
Flowserve Corp.	2,200	113,300

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	2,200	58,960
IMS Health, Inc.	7,901	119,779
Quality Systems, Inc.	201	8,768

		187,507

Medical Instruments — 0.5%
Beckman Coulter, Inc.	1,174	51,586
Edwards Lifesciences Corp.†	2,400	131,880
Genomic Health, Inc.†	2,800	54,544
Intuitive Surgical, Inc.†	5,000	634,950
Kensey Nash Corp.†	4,000	77,640
Medtronic, Inc.	4,800	150,816
St. Jude Medical, Inc.†	5,000	164,800
Techne Corp.	600	38,712

		1,304,928

Medical Labs & Testing Services — 0.1%
CML Healthcare Income Fund	5,600	58,291
Covance, Inc.†	3,400	156,502

		214,793

Medical Products — 1.3%
Baxter International, Inc.	29,900	1,602,341
Covidien, Ltd.	28,500	1,032,840
Johnson & Johnson	3,900	233,337
Varian Medical Systems, Inc.†	3,300	115,632
Zoll Medical Corp.†	3,000	56,670

		3,040,820

Medical-Biomedical/Gene — 1.5%
Amgen, Inc.†	19,600	1,131,900
Amylin Pharmaceuticals, Inc.†	500	5,425
Biogen Idec, Inc.†	2,600	123,838
Cubist Pharmaceuticals, Inc.†	2,000	48,320
Dendreon Corp.†	2,300	10,534
Genentech, Inc.†	1,600	132,656
Gilead Sciences, Inc.†	40,000	2,045,600
Human Genome Sciences, Inc.†	30,000	63,600
Life Technologies Corp.†	1,307	30,466
Martek Biosciences Corp. †	1,350	40,919

		3,633,258

Medical-Drugs — 3.2%
Abbott Laboratories	40,750	2,174,827
Allergan, Inc.	4,586	184,908
AstraZeneca PLC ADR	14,100	578,523
Biovail Corp.	3,900	36,855
Bristol-Myers Squibb Co.	48,800	1,134,600
GlaxoSmithKline PLC ADR	6,500	242,255
Merck & Co., Inc.	11,700	355,680
Novartis AG ADR	19,900	990,224
Novo Nordisk A/S ADR	6,000	308,340
PharMerica Corp.†	3,001	47,026
Roche Holding AG ADR	7,400	566,470

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Medical-Drugs (continued)

Shire PLC ADR	3,500	$156,730
Wyeth	25,300	949,003

		7,725,441

Medical-Generic Drugs — 0.2%
Mylan, Inc.†	1,500	14,835
Teva Pharmaceutical Industries, Ltd. ADR	10,550	449,113
Watson Pharmaceuticals, Inc.†	1,600	42,512

		506,460

Medical-HMO — 0.1%
Aetna, Inc.	6,000	171,000
Health Net, Inc.†	800	8,712

		179,712

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	4,900	184,093

Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Inc. Class A†	8,400	70,896
Sun Healthcare Group, Inc.†	1,400	12,390

		83,286

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,400	57,876
LHC Group, Inc.†	2,400	86,400

		144,276

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,000	35,660

Metal Processors & Fabrication — 0.1%
Haynes International, Inc.†	3,500	86,170
Precision Castparts Corp.	1,175	69,889
Sims Group, Ltd. ADR	5,900	73,278
Sims Group, Ltd.(1)	2,300	27,973

		257,310

Metal-Aluminum — 0.1%
Alcoa, Inc.	17,900	201,554

Metal-Diversified — 0.0%
Rio Tinto PLC ADR	1,000	88,910

Mining — 0.0%
Dominion Mining, Ltd.(1)	17,600	44,269

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	16,347	277,409

Multimedia — 0.2%
The Walt Disney Co.	18,800	426,572
WPP PLC ADR	4,500	133,155

		559,727

Networking Products — 0.7%
Cisco Systems, Inc.†	97,300	1,585,990
Polycom, Inc.†	1,300	17,563

		1,603,553

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.†	8,095	200,675
Waste Connections, Inc.†	2,600	82,082

		282,757

Office Automation & Equipment — 0.1%
Ricoh Co., Ltd. ADR	2,000	124,200

Office Furnishings-Original — 0.0%
HNI Corp.	1,684	26,675

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	100	3,273

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	1,000	58,940
Nabors Industries, Ltd.†	9,558	114,410
Noble Corp.	5,500	121,495
Transocean, Ltd.†	12,501	590,672

		885,517

Oil Companies-Exploration & Production — 1.6%
Apache Corp.	1,400	104,342
Berry Petroleum Co., Class A	4,700	35,532
Chesapeake Energy Corp.	30,000	485,100
Cimarex Energy Co.	3,600	96,408
Daylight Resources Trust	5,500	34,645
Devon Energy Corp.	18,000	1,182,780
Enerplus Reserve Fund(2)	12,200	238,876
EOG Resources, Inc.	1,100	73,238
Harvest Energy Trust	4,900	41,677
Occidental Petroleum Corp.	12,250	734,877
Penn West Energy Trust(2)	23,200	257,984
Petroquest Energy, Inc.†	5,500	37,180
Rosetta Resources, Inc.†	5,500	38,940
St. Mary Land & Exploration Co.	3,000	60,930
Swift Energy Co.†	2,000	33,620
Talisman Energy, Inc.	19,300	192,807
Vermilion Energy Trust	3,200	65,296
XTO Energy, Inc.	4,200	148,134
Zargon Energy Trust	2,900	40,969

		3,903,335

Oil Companies-Integrated — 2.0%
BG Group PLC ADR	5,000	355,750
BP PLC ADR	7,600	355,224
Chevron Corp.	10,692	790,887
ENI SpA ADR	11,200	535,584
Exxon Mobil Corp.	18,150	1,448,915
Marathon Oil Corp.	10,700	292,752
Royal Dutch Shell PLC ADR	7,000	370,580
Statoil ASA ADR	9,000	149,940
Total SA ADR	9,800	541,940

		4,841,572

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	4,500	92,250
Complete Production Services, Inc.†	2,500	20,375
National-Oilwell Varco, Inc.†	10,500	256,620

		369,245

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	6,880	$86,894
Sunoco, Inc.	1,100	47,806
Valero Energy Corp.	14,700	318,108

		452,808

Paper & Related Products — 0.1%
Canfor Pulp Income Fund	27,100	68,710
Kimberly-Clark de Mexico SAB de CV ADR	3,200	52,160

		120,870

Pharmacy Services — 0.5%
Express Scripts, Inc.†	23,500	1,292,030

Physicians Practice Management — 0.0%
MEDNAX, Inc.	1,300	41,210

Pipelines — 0.3%
Enterprise Productions Partners LP	12,744	264,183
Kinder Morgan Energy Partners LP	4,538	207,614
ONEOK, Inc.	1,500	43,680
Spectra Energy Corp.	12,600	198,324

		713,801

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	2,300	75,164
SunPower Corp., Class B†	233	7,093

		82,257

Publishing-Books — 0.1%
Reed Elsevier NV ADR	7,000	168,770

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	6,600	52,800

Real Estate Investment Trusts — 3.6%
Acadia Realty Trust	4,500	64,215
Alexandria Real Estate Equities, Inc.	7,524	453,998
AMB Property Corp.	7,500	175,650
American Campus Communities, Inc.	2,000	40,960
American Capital Agency Corp.	3,700	79,032
Annaly Capital Management, Inc.	29,500	468,165
Apartment Investment & Management Co., Class A	2,200	25,410
AvalonBay Communities, Inc.	5,500	333,190
Boston Properties, Inc.	4,700	258,500
Capital Lease Funding, Inc.	9,700	16,781
Digital Realty Trust, Inc.	3,800	124,830
Douglas Emmett, Inc.	4,300	56,158
EastGroup Properties, Inc.	3,500	124,530
Entertainment Properties Trust	7,400	220,520
Equity Lifestyle Properties, Inc.	2,500	95,900
Equity Residential	5,500	164,010
Essex Property Trust, Inc.	3,900	299,325
Federal Realty Investment Trust	4,000	248,320
Hatteras Financial Corp.	2,000	53,200
HCP, Inc.	11,915	330,879
Health Care REIT, Inc.	3,800	160,360
Home Properties, Inc.	2,300	93,380
Hospitality Properties Trust	1,600	23,792
Host Hotels & Resorts, Inc.	25,600	193,792
Kilroy Realty Corp.	1,200	40,152
Kimco Realty Corp.	19,181	350,629
LTC Properties, Inc.	2,000	40,560
Mack-Cali Realty Corp.	1,100	26,950
Medical Properties Trust, Inc.	6,300	39,753
Mid-America Apartment Communities, Inc.	2,300	85,468
National Retail Properties, Inc.	9,900	170,181
Nationwide Health Properties, Inc.	38,300	1,099,976
Omega Healthcare Investors, Inc.	6,900	110,193
PS Business Parks, Inc.	1,200	53,592
Public Storage	8,200	651,900
Saul Centers, Inc.	1,000	39,500
Simon Property Group, Inc.	13,500	717,255
Tanger Factory Outlet Centers, Inc.	6,900	259,578
Taubman Centers, Inc.	4,000	101,840
Ventas, Inc.	11,500	386,055
Vornado Realty Trust	7,600	458,660

		8,737,139

Real Estate Operations & Development — 0.1%
Brookfield Asset Management, Inc. Class A	16,000	244,320

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	2,400	31,080

Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	2,035	54,172
McGrath RentCorp.	2,600	55,536

		109,708

Respiratory Products — 0.0%
ResMed, Inc.†	1,400	52,472

Retail-Apparel/Shoe — 0.2%
Gymboree Corp.†	5,300	138,277
J Crew Group, Inc.†	1,600	19,520
Nordstrom, Inc.	12,423	165,350
Ross Stores, Inc.	1,500	44,595
The Gap, Inc.	9,000	120,510

		488,252

Retail-Automobile — 0.0%
Copart, Inc.†	2,500	67,975

Retail-Discount — 1.6%
Costco Wholesale Corp.	5,600	294,000
Wal-Mart Stores, Inc.	62,900	3,526,174

		3,820,174

Retail-Drug Store — 0.1%
CVS Caremark Corp.	6,235	179,194

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,000	43,350
Tiffany & Co.	7,300	172,499

		215,849

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	7,000	143,990

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	77,990

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc., Class A†	1,100	$68,178
Jack in the Box, Inc.†	1,850	40,866
McDonald’s Corp.	42,400	2,636,856
Starbucks Corp.†	8,600	81,356

		2,827,256

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	9,000	143,640
Washington Federal, Inc.	25,465	380,956

		524,596

Schools — 0.0%
DeVry, Inc.	1,600	91,856

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	1,600	28,496

Semiconductor Components-Integrated Circuits — 0.3%
Cypress Semiconductor Corp.†	1,400	6,258
Emulex Corp.†	5,300	36,994
Exar Corp.†	300	2,001
Integrated Device Technology, Inc.†	15,000	84,150
Linear Technology Corp.	1,800	39,816
Maxim Integrated Products, Inc.	4,900	55,958
Power Integrations, Inc.	2,000	39,760
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	64,339	508,278

		773,215

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	33,000	334,290
ATMI, Inc.†	3,400	52,462
KLA-Tencor Corp.	800	17,432
Novellus Systems, Inc.†	800	9,872

		414,056

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	600	25,566

Steel-Producers — 0.3%
ArcelorMittal	5,000	122,950
Nucor Corp.	5,000	231,000
Reliance Steel & Aluminum Co.	1,300	25,922
Schnitzer Steel Industries, Inc., Class A	3,250	122,362
United States Steel Corp.	4,600	171,120

		673,354

Telecom Services — 0.3%
BCE, Inc.	12,900	264,321
Consolidated Communications Holdings, Inc.	5,800	68,904
Embarq Corp.	5,800	208,568
Iowa Telecommunications Services, Inc.	3,900	55,692
NTELOS Holdings Corp.	2,000	49,320

		646,805

Telecommunication Equipment — 0.1%
CommScope, Inc.†	1,500	23,310
Harris Corp.	2,300	87,515
Nortel Networks Corp.†	202	53
Vtech Holdings, Ltd. ADR	900	38,700

		149,578

Telephone-Integrated — 1.7%
AT&T, Inc.	48,300	1,376,550
CenturyTel, Inc.	1,800	49,194
France Telecom SA ADR	8,000	224,560
Nippon Telegraph & Telephone Corp. ADR	8,900	241,991
Royal KPN NV ADR	12,000	176,760
Telefonica SA ADR	6,000	404,340
Verizon Communications, Inc.	39,900	1,352,610
Windstream Corp.	19,353	178,048

		4,004,053

Television — 0.2%
CBS Corp., Class B	61,875	506,756

Textile-Apparel — 0.0%
Cherokee, Inc.	3,400	58,990

Therapeutics — 0.0%
Allos Therapeutics, Inc.†	8,000	48,960
CV Therapeutics, Inc.†	1,600	14,736

		63,696

Tobacco — 0.7%
Altria Group, Inc.	20,000	301,200
British American Tobacco PLC ADR	7,000	370,580
Imperial Tobacco Group PLC ADR	5,600	302,960
Lorillard, Inc.	6,300	355,005
Philip Morris International, Inc.	9,000	391,590

		1,721,335

Tools-Hand Held — 0.1%
Makita Corp. ADR	6,000	133,080
Snap-On, Inc.	3,000	118,140

		251,220

Toys — 0.7%
Hasbro, Inc.	7,900	230,443
Mattel, Inc.	70,900	1,134,400
Nintendo Co., Ltd. ADR	8,200	391,550

		1,756,393

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,600	17,862

Transport-Marine — 0.1%
A/S Dampskibsselskabet Torm ADR	2,200	23,914
Alexander & Baldwin, Inc.	1,300	32,578
TBS International, Ltd., Class A†	2,400	24,072
Tidewater, Inc.	3,700	148,999

		229,563

Transport-Rail — 0.8%
Canadian Pacific Railway, Ltd.	2,500	84,050
CSX Corp.	3,000	97,410
Norfolk Southern Corp.	10,300	484,615
Union Pacific Corp.	26,000	1,242,800

		1,908,875

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Transport-Services — 0.1%
Expeditors International of Washington, Inc.	5,300	$176,331
Pacer International, Inc.	4,300	44,849

		221,180

Transport-Truck — 0.0%
Con-way, Inc.	902	23,993

Travel Services — 0.0%
Ambassadors Group, Inc.	2,000	18,400

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	3,400	64,872

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,113	61,886

Water — 0.0%
California Water Service Group	1,900	88,217

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	700	5,306

Web Portals/ISP — 0.6%
Google, Inc., Class A†	4,250	1,307,512
Yahoo!, Inc.†	1,100	13,420

		1,320,932

Wire & Cable Products — 0.0%
Belden, Inc.	1,000	20,880

Wireless Equipment — 0.7%
American Tower Corp., Class A†	18,000	527,760
QUALCOMM, Inc.	31,000	1,110,730
ViaSat, Inc.†	3,000	72,240

		1,710,730

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	690	5,147

Total Common Stock (cost $177,352,730)		141,015,703

EXCHANGE TRADED FUNDS — 0.0%
Index Fund — 0.0%
iShares Russell 3000 Index Fund (cost $23,224)	300	15,627

PREFERRED STOCK — 0.1%
Banks-Commercial — 0.0%
Zions Capital Trust Series B 8.00%	1,300	28,613

Banks-Super Regional — 0.0%
KeyCorp Capital X 8.00%	4,500	72,810

Diversified Banking Institutions — 0.0%
Citigroup, Inc. Series AA 8.13%	1,200	19,140

Finance-Commercial — 0.0%
CIT Group, Inc. 7.75%	6,500	47,970

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	$52,800
Ashford Hospitality Trust, Inc. Series A 8.55%	3,500	22,575
Huntington Preferred Capital, Inc. 7.88%	1,700	29,325

		104,700

Total Preferred Stock (cost $244,813)		273,233

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(3)	$1,031,300	942,313
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(3)	244,453	239,609
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18(3)	613,162	598,599
Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34(3)	1,500,000	1,329,292
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(3)	838,841	792,705
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(3)	318,243	291,486
Prime Mtg. Trust Series 2004-2, Class A2 4.75% due 11/25/19(3)	825,798	806,185
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(3)	1,000,000	493,576

Total Asset Backed Securities (cost $6,238,065)		5,493,765

CORPORATE BONDS & NOTES — 10.0%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	542,114

Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	500,000	458,048

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. Pass Through Certificates Series 96-1 8.97% due 01/02/15(4)(7)	26,006	3

Banks-Commercial — 0.2%
SunTrust Bank FDIC Guar. Notes 3.00% due 11/16/11	500,000	517,052

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Banks-Super Regional — 0.3%
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	$750,000	$701,906

Cable TV — 0.4%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 09/15/07†(4)(7)	500,000	0
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	500,000	514,108
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	479,065

		993,173

Casino Services — 0.3%
OED Corp. / Diamond Jo LLC Company Guar. Notes 8.75% due 04/15/12	1,250,000	856,250

Diversified Banking Institutions — 0.7%
Bank of America Corp. Junior Sub. Notes 8.00% due 12/29/49(6)	255,000	183,418
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,037,907
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	406,619

		1,627,944

Electric-Integrated — 2.1%
Florida Power Corp. 1st Mtg. Bonds 6.35% due 09/15/37	500,000	554,181
Illinois Power Co. 1st Mtg. Bonds 7.50% due 06/15/09	670,000	672,609
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	462,461
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,000,000	760,000
Pacific Gas & Electric Co. Senior Notes 4.20% due 03/01/11	500,000	493,936
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	927,698
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	500,000	498,243
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	500,000	467,204
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	244,406

		5,080,738

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22†(4)(7)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22†(4)(7)	1,500,000	0

		0

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	94,879

Finance-Investment Banker/Broker — 0.6%
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	418,589
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	1,000,000	1,000,293

		1,418,882

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	204,000	203,931

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	233,406

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,492,689

Multimedia — 0.7%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	1,500,000	1,474,128
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	154,377

		1,628,505

Non-Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	712,500
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	506,694

		1,219,194

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	282,759

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	400,000	276,000

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Pipelines — 0.9%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	$1,500,000	$1,238,932
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	431,445
Southern Natural Gas Co. Senior Notes 8.00% due 03/01/32	500,000	416,634

		2,087,011

Publishing-Books — 0.4%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	932,023

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	129,672

Real Estate Investment Trusts — 0.6%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	437,900
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	937,429

		1,375,329

Real Estate Operations & Development — 0.0%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	116,879

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(8)	125,000	13

Special Purpose Entity — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	128,750

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	292,838

Telecom Services — 0.4%
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	925,000

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	150,829

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	257,886

Total Corporate Bonds & Notes (cost $26,534,558)		24,023,703

FOREIGN CORPORATE BONDS & NOTES — 0.9%
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	385,000

Oil Companies-Integrated — 0.3%
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	857,507

Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	500,000	515,037
Royal KPN NV Senior Notes 8.00% due 10/01/10	350,000	353,221

		868,258

Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 4.25% due 08/01/09	125,000	124,776

Total Foreign Corporate Bonds & Notes (cost $2,470,518)		2,235,541

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $688,553)	791,000	885,920

U.S. GOVERNMENT AGENCIES — 18.3%
Federal Home Loan Mtg. Corp. — 8.2%
4.50% due 07/01/19	806,761	828,046
4.50% due 06/01/35	1,178,743	1,196,591
5.00% due 06/01/33	521,681	534,940
5.00% due 08/01/33	1,365,665	1,399,668
5.00% due 05/01/34	2,218,168	2,270,597
5.00% due 04/01/35	693,656	710,052
5.50% due 11/01/17	166,555	172,383
5.50% due 01/01/18	224,658	232,519
5.50% due 11/01/18	352,749	364,872
5.50% due 05/01/31	222,930	229,244
5.50% due 11/01/32	565,607	581,474
5.50% due 04/01/33	853,178	876,901
5.50% due 08/01/33	456,450	469,728
5.50% due 12/01/33	726,703	745,696
5.50% due 01/01/34	682,772	700,191
5.50% due 09/01/35	881,430	903,365
5.50% due 01/01/36	743,327	761,826
5.50% due 04/01/36	775,520	794,699
6.00% due 04/01/17	132,395	137,039
6.00% due 05/01/17	231,712	239,839
6.00% due 05/01/31	120,761	124,974
6.00% due 09/01/32	71,956	74,398
6.00% due 12/01/33	489,867	507,335
6.00% due 05/01/34	543,563	561,167
6.00% due 01/01/35	1,071,897	1,105,863
6.00% due 06/01/38	1,003,942	1,035,302
6.50% due 02/01/14	75,790	78,739

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

6.50% due 01/01/32	$230,647	$241,295
7.00% due 02/01/15	16,520	17,272
7.00% due 03/01/15	50,397	52,791
7.00% due 06/01/15	16,483	17,290
7.00% due 12/01/15	5,870	6,157
7.00% due 03/01/16	48,843	51,235
7.00% due 02/01/27	46,554	48,699
7.00% due 05/01/30	95	100
7.00% due 01/01/32	56,758	59,647
7.50% due 12/01/30	73,979	78,520
7.50% due 01/01/31	83,225	88,333
7.50% due 02/01/31	14,101	14,966
8.00% due 08/01/30	13,738	14,573
REMIC
Series 3200, Class GA 5.50% due 10/15/27(3)	316,098	324,206
Series 2808, Class PG 5.50% due 04/15/33(3)	600,000	610,987
Series 2449, Class ND 6.50% due 05/15/30(3)	615	615
Series 3341, Class PA 6.00% due 09/15/29	386,121	397,085

		19,661,219

Federal National Mtg. Assoc. — 8.4%
4.50% due 11/01/19	835,140	856,914
5.00% due 01/01/18	667,952	689,541
5.00% due 06/01/18	728,090	753,808
5.00% due 10/01/18	480,929	497,575
5.00% due 04/01/34	1,170,173	1,197,100
5.00% due 06/01/34	774,250	792,067
5.50% due 01/01/17	265,595	275,319
5.50% due 02/01/33	868,565	896,477
5.50% due 05/01/33	416,035	428,369
5.50% due 06/01/33	729,106	750,795
5.50% due 02/01/34	1,248,338	1,281,411
5.50% due 04/01/34	348,362	357,739
5.50% due 08/01/34	495,393	508,401
5.50% due 09/01/34	1,012,516	1,039,155
5.50% due 01/01/35	638,957	656,156
5.50% due 02/01/35	641,839	658,714
6.00% due 08/01/18	61,709	64,125
6.00% due 10/01/22	316,782	327,767
6.00% due 05/01/31	222,561	230,186
6.00% due 08/01/31	381,356	394,422
6.00% due 04/01/32	205,243	212,082
6.00% due 01/01/34	421,767	435,559
6.00% due 04/01/37	865,173	891,657
6.25% due 02/01/11	1,000,000	1,059,643
6.50% due 06/01/19	48,393	50,704
6.50% due 09/01/24	95,716	99,532
6.50% due 09/01/25	17,383	18,203
6.50% due 11/01/25	31,377	32,887
6.50% due 05/01/26	26,427	27,674
6.50% due 11/01/27	1,342	1,405
6.50% due 07/01/29	179,874	189,574
6.50% due 07/01/31	10,585	11,078
6.50% due 01/01/32	50,140	52,474
6.50% due 03/01/32	267,181	278,978
6.50% due 04/01/32	329,815	344,141
6.50% due 12/01/32	124,179	129,573
6.50% due 07/01/34	247,890	258,701
7.00% due 05/01/15	2,046	2,132
7.00% due 12/01/15	3,511	3,659
7.00% due 01/01/16	45,987	47,932
7.00% due 04/01/16	14,975	15,643
7.00% due 05/01/29	31,109	32,913
7.00% due 09/01/29	8,801	9,311
7.00% due 12/01/29	3,288	3,479
7.00% due 01/01/31	13,049	13,807
7.00% due 07/01/31	47,437	50,195
7.50% due 02/01/16	191,502	200,959
7.50% due 11/01/30	63,268	66,381
7.50% due 01/01/31	128,597	136,212
7.50% due 02/01/31	32,029	33,934
7.50% due 03/01/31	32,829	34,454
8.00% due 01/01/16	262,322	277,101
REMIC
Series 2007-79, Class MD 5.50% due 12/25/35(3)	1,000,000	1,028,052
Series 2006-7, Class TB 6.00% due 02/25/31(3)	1,000,000	1,028,627
Series 1993-248, Class SA 6.09% due 08/25/23(3)(5)	181,864	161,222
Series 2002-16, Class TM 7.00% due 04/25/32(3)	502,391	518,797

		20,414,716

Government National Mtg. Assoc. — 1.7%
5.50% due 07/20/33	625,283	644,451
5.50% due 02/20/34	444,147	457,477
5.50% due 03/20/34	419,986	432,591
6.00% due 05/20/32	175,685	181,456
6.00% due 07/20/33	354,947	367,421
6.00% due 08/15/34	682,634	705,880
6.50% due 11/15/23	97,563	101,805
6.50% due 12/15/23	332,532	346,990
6.50% due 02/15/24	85,309	89,390
6.50% due 03/20/27	7,418	7,807
6.50% due 04/20/27	43,436	45,710
6.50% due 07/15/32	121,667	127,882
6.50% due 04/20/34	223,412	233,775
7.00% due 12/15/22	18,625	19,785
7.00% due 05/15/23	5,296	5,621
7.00% due 06/15/23	8,312	8,822
7.00% due 12/15/23	16,969	18,018
7.00% due 04/15/28	14,267	15,106
7.50% due 08/15/30	16,575	17,566
7.50% due 09/15/30	8,268	8,762
7.50% due 11/15/30	46,720	49,512
7.50% due 01/15/31	26,046	27,668
REMIC Series 2002-70, Class PA 4.50% due 08/20/32(3)	86,259	86,983

		4,000,478

Total U.S. Government Agencies (cost $43,066,079)		44,076,413

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT TREASURIES — 1.6%
U.S. Treasury Bonds — 0.9%
5.00% due 05/15/37	$1,500,000	$2,173,359

U.S. Treasury Notes — 0.7%
4.25% due 08/15/14	1,500,000	1,724,062

Total U.S. Government Treasuries (cost $3,152,194)		3,897,421

Total Long-Term Investment Securities (cost $259,770,734)		221,917,326

REPURCHASE AGREEMENT — 8.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $19,547,011 and collateralized by $19,970,000 of United States Treasury Bills, bearing interest at 0.30% and having an approximate value of $19,940,045 (cost $19,547,000)	19,547,000	19,547,000

TOTAL INVESTMENTS (cost $279,317,734)(9)	100.3%	241,464,326
Liabilities in excess of other assets	(0.3)	(604,798)

NET ASSETS	100.0%	$240,859,528

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $2,060,926 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Consists of more than one type of security traded together as a unit.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $3, representing 0.0% of net assets.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(6)	Variable Rate Security — the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity.
(7)	Fair valued security; see Note 2.
(8)	Bond is in default.
(9)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.9%
Medical-Drugs	4.7
Oil Companies-Integrated	4.3
Medical-HMO	4.3
Diversified Banking Institutions	4.2
Medical-Biomedical/Gene	4.2
Computers	4.0
Telephone-Integrated	3.6
Diversified Manufacturing Operations	3.2
Tobacco	3.1
Banks-Super Regional	3.1
Retail-Regional Department Stores	3.0
Retail-Discount	3.0
Applications Software	2.7
Networking Products	2.5
Electric-Integrated	2.5
Cosmetics & Toiletries	2.5
Enterprise Software/Service	2.5
Repurchase Agreement	2.4
Beverages-Non-alcoholic	2.1
Medical Instruments	1.9
Metal Processors & Fabrication	1.8
Computers-Memory Devices	1.8
Oil & Gas Drilling	1.7
Wireless Equipment	1.6
Insurance-Property/Casualty	1.4
Retail-Office Supplies	1.3
Commercial Services-Finance	1.3
Agricultural Chemicals	1.3
Machinery-Construction & Mining	1.2
Web Portals/ISP	1.1
Oil Field Machinery & Equipment	1.1
Insurance-Multi-line	1.1
Real Estate Investment Trusts	1.0
Medical Products	0.9
Electronic Components-Semiconductors	0.8
Computer Services	0.8
Telecom Equipment-Fiber Optics	0.8
Machinery-Pumps	0.8
Telecom Services	0.7
Financial Guarantee Insurance	0.7
Retail-Drug Store	0.7
Aerospace/Defense	0.7
Banks-Fiduciary	0.6
Athletic Footwear	0.6
Metal-Diversified	0.6
Transport-Services	0.6
Engineering/R&D Services	0.5
Retail-Computer Equipment	0.5
Banks-Commercial	0.5
Electronic Connectors	0.5
Machinery-Farming	0.5
Retail-Apparel/Shoe	0.4
Oil-Field Services	0.3
Internet Infrastructure Software	0.3
Steel-Producers	0.3
Insurance Brokers	0.3
Cellular Telecom	0.3

101.1%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.7%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	640	$53,811

Agricultural Chemicals — 1.3%
Agrium, Inc.	560	19,113
Potash Corp. of Saskatchewan, Inc.	500	36,610
The Mosaic Co.	1,365	47,229

		102,952

Applications Software — 2.7%
Microsoft Corp.	11,280	219,283

Athletic Footwear — 0.6%
NIKE, Inc., Class B	945	48,195

Banks-Commercial — 0.5%
Banco Itau Holding Financeira SA ADR	3,525	40,890

Banks-Fiduciary — 0.6%
State Street Corp.	1,255	49,359

Banks-Super Regional — 3.1%
Capital One Financial Corp.	450	14,351
PNC Financial Services Group, Inc.	810	39,690
Wells Fargo & Co.	6,580	193,978

		248,019

Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	3,070	168,144

Cellular Telecom — 0.3%
NII Holdings, Inc.†	1,200	21,816

Commercial Services-Finance — 1.3%
The Western Union Co.	7,410	106,259

Computer Services — 0.8%
Accenture, Ltd., Class A	1,900	62,301

Computers — 4.0%
Apple, Inc.†	65	5,548
Hewlett-Packard Co.	5,950	215,925
International Business Machines Corp.	1,130	95,101
Research In Motion, Ltd.†	150	6,087

		322,661

Computers-Memory Devices — 1.8%
EMC Corp.†	14,020	146,789

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	3,240	200,297

Diversified Banking Institutions — 4.2%
Bank of America Corp.	1,750	24,640
Citigroup, Inc.	11,865	79,614
JPMorgan Chase & Co.	5,235	165,059
The Goldman Sachs Group, Inc.	845	71,310

		340,623

Diversified Manufacturing Operations — 3.2%
General Electric Co.	9,460	153,252
Honeywell International, Inc.	3,255	106,862

		260,114

Electric-Integrated — 2.5%
American Electric Power Co., Inc.	2,280	75,879
Exelon Corp.	1,435	79,800
FPL Group, Inc.	930	46,807

		202,486

Electronic Components-Semiconductors — 0.8%
Broadcom Corp., Class A†	1,200	20,364
Intel Corp.	3,000	43,980

		64,344

Electronic Connectors — 0.5%
Thomas & Betts Corp.†	1,700	40,834

Engineering/R&D Services — 0.5%
ABB, Ltd. ADR	2,800	42,028

Enterprise Software/Service — 2.5%
BMC Software, Inc.†	500	13,455
Oracle Corp.†	10,475	185,722

		199,177

Financial Guarantee Insurance — 0.7%
Assured Guaranty, Ltd.	4,900	55,860

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	925	22,450

Insurance-Multi-line — 1.1%
ACE, Ltd.	1,315	69,590
Hartford Financial Services Group, Inc.	1,100	18,062

		87,652

Insurance-Property/Casualty — 1.4%
The Travelers Cos., Inc.	1,700	76,840
W.R. Berkley Corp.	1,300	40,300

		117,140

Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	1,800	27,162

Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	2,235	99,837

Machinery-Farming — 0.5%
Deere & Co.	1,050	40,236

Machinery-Pumps — 0.8%
Flowserve Corp.	590	30,385
Graco, Inc.	1,300	30,849

		61,234

Medical Instruments — 1.9%
Medtronic, Inc.	3,545	111,384
St. Jude Medical, Inc.†	1,350	44,496

		155,880

Medical Products — 0.9%
Covidien, Ltd.	2,100	76,104

Medical-Biomedical/Gene — 4.2%
Amgen, Inc.†	2,770	159,968
Genentech, Inc.†	200	16,582
Genzyme Corp.†	2,395	158,956

		335,506

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 4.7%
Abbott Laboratories	3,730	$199,070
AstraZeneca PLC ADR	1,700	69,751
Schering-Plough Corp.	2,710	46,152
Wyeth	1,810	67,893

		382,866

Medical-HMO — 4.3%
Coventry Health Care, Inc.†	5,875	87,420
UnitedHealth Group, Inc.	8,370	222,642
WellPoint, Inc.†	810	34,125

		344,187

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	2,490	148,105

Metal-Diversified — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	1,940	47,414

Networking Products — 2.5%
Cisco Systems, Inc.†	12,535	204,321

Oil & Gas Drilling — 1.7%
Atwood Oceanics, Inc.†	2,700	41,256
Hercules Offshore, Inc.†	3,000	14,250
Transocean, Ltd.†	1,737	82,073

		137,579

Oil Companies-Exploration & Production — 5.9%
Apache Corp.	2,915	217,255
EOG Resources, Inc.	1,080	71,906
Noble Energy, Inc.	750	36,915
Ultra Petroleum Corp.†	3,725	128,550
Whiting Petroleum Corp.†	700	23,422

		478,048

Oil Companies-Integrated — 4.3%
Exxon Mobil Corp.	1,430	114,157
Hess Corp.	1,045	56,054
Marathon Oil Corp.	5,660	154,857
Petroleo Brasileiro SA ADR	1,000	24,490

		349,558

Oil Field Machinery & Equipment — 1.1%
National-Oilwell Varco, Inc.†	3,720	90,917

Oil-Field Services — 0.3%
Halliburton Co.	1,544	28,070

Real Estate Investment Trusts — 1.0%
Simon Property Group, Inc.	1,455	77,304

Retail-Apparel/Shoe — 0.4%
Gymboree Corp.†	1,250	32,613

Retail-Computer Equipment — 0.5%
GameStop Corp., Class A†	1,890	40,937

Retail-Discount — 3.0%
Wal-Mart Stores, Inc.	4,255	238,535

Retail-Drug Store — 0.7%
CVS Caremark Corp.	1,900	54,606

Retail-Office Supplies — 1.3%
Staples, Inc.	6,015	107,789

Retail-Regional Department Stores — 3.0%
Kohl’s Corp.†	6,615	239,463

Steel-Producers — 0.3%
Nucor Corp.	550	25,410

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	6,515	62,088

Telecom Services — 0.7%
Amdocs, Ltd.†	3,100	56,699

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	38

Telephone-Integrated — 3.6%
AT&T, Inc.	10,310	293,835

Tobacco — 3.1%
Philip Morris International, Inc.	5,830	253,663

Transport-Services — 0.6%
FedEx Corp.	700	44,905

Web Portals/ISP — 1.1%
Google, Inc., Class A†	300	92,295

Wireless Equipment — 1.6%
Nokia Oyj ADR	2,400	37,440
QUALCOMM, Inc.	2,615	93,695

		131,135

Total Long-Term Investment Securities (cost $10,302,262)		7,981,823

REPURCHASE AGREEMENT — 2.4%
Banc of America Securities Joint Repurchase Agreement(1) (cost $195,000)	$195,000	195,000

TOTAL INVESTMENTS (cost $10,497,262)(2)	101.1%	8,176,823
Liabilities in excess of other assets	(1.1)	(89,593)

NET ASSETS	100.0%	$8,087,230

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

Anchor Series Trust Growth Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.5%
Medical-Drugs	5.2
Banks-Super Regional	4.0
Diversified Banking Institutions	3.6
Medical-HMO	3.6
Medical-Biomedical/Gene	3.3
Tobacco	3.0
Oil Companies-Integrated	2.6
Telephone-Integrated	2.6
Applications Software	2.5
Cosmetics & Toiletries	2.4
Electric-Integrated	2.4
Computers	2.4
Diversified Manufacturing Operations	2.4
Retail-Regional Department Stores	2.2
Enterprise Software/Service	2.1
Retail-Discount	2.0
Oil & Gas Drilling	2.0
Repurchase Agreement	2.0
Beverages-Non-alcoholic	1.9
Metal Processors & Fabrication	1.9
Medical Instruments	1.8
Commercial Services-Finance	1.7
Computers-Memory Devices	1.7
Networking Products	1.7
Computer Services	1.7
Agricultural Chemicals	1.4
Telecom Services	1.4
Oil Field Machinery & Equipment	1.3
Retail-Apparel/Shoe	1.3
Wireless Equipment	1.2
Transport-Services	1.2
Retail-Computer Equipment	1.2
Machinery-Construction & Mining	1.1
Electronic Connectors	1.0
Electronic Components-Semiconductors	1.0
Insurance-Multi-line	1.0
Web Portals/ISP	1.0
Insurance-Property/Casualty	0.9
Medical Products	0.9
Financial Guarantee Insurance	0.9
Real Estate Investment Trusts	0.8
Commercial Services	0.8
Food-Retail	0.7
Retail-Office Supplies	0.6
Retail-Auto Parts	0.6
Containers-Paper/Plastic	0.6
Instruments-Scientific	0.6
Aerospace/Defense	0.6
Banks-Fiduciary	0.6
Machinery-Pumps	0.6
Office Furnishings-Original	0.6
Cellular Telecom	0.5
E-Commerce/Services	0.5
Engineering/R&D Services	0.5
Human Resources	0.5
Internet Infrastructure Software	0.4
Telecom Equipment-Fiber Optics	0.4
Oil-Field Services	0.3
Investment Management/Advisor Services	0.3
Steel-Producers	0.2
Insurance Brokers	0.2
Metal-Diversified	0.2%
Coal	0.2

97.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.3%
Aerospace/Defense — 0.6%
Lockheed Martin Corp.	27,220	$2,288,658

Agricultural Chemicals — 1.4%
Agrium, Inc.	48,300	1,648,479
Potash Corp. of Saskatchewan, Inc.	23,300	1,706,026
The Mosaic Co.	59,360	2,053,856

		5,408,361

Applications Software — 2.5%
Microsoft Corp.	514,700	10,005,768

Banks-Fiduciary — 0.6%
State Street Corp.	56,875	2,236,894

Banks-Super Regional — 4.0%
Huntington Bancshares, Inc.	469,700	3,597,902
PNC Financial Services Group, Inc.	63,945	3,133,305
Wells Fargo & Co.	305,335	9,001,276

		15,732,483

Beverages-Non-alcoholic — 1.9%
PepsiCo, Inc.	135,375	7,414,489

Cellular Telecom — 0.5%
NII Holdings, Inc.†	120,100	2,183,418

Coal — 0.2%
CONSOL Energy, Inc.	25,400	725,932

Commercial Services — 0.8%
Alliance Data Systems Corp.†	70,100	3,261,753

Commercial Services-Finance — 1.7%
The Western Union Co.	483,655	6,935,613

Computer Services — 1.7%
Cognizant Technology Solutions Corp., Class A†	126,900	2,291,814
Perot Systems Corp., Class A†	316,912	4,332,187

		6,624,001

Computers — 2.4%
Hewlett-Packard Co.	198,995	7,221,528
International Business Machines Corp.	23,730	1,997,117
Research In Motion, Ltd.†	6,570	266,611

		9,485,256

Computers-Memory Devices — 1.7%
EMC Corp.†	419,560	4,392,793
NetApp, Inc.†	178,000	2,486,660

		6,879,453

Containers-Paper/Plastic — 0.6%
Pactiv Corp.†	98,600	2,453,168

Cosmetics & Toiletries — 2.4%
Procter & Gamble Co.	156,175	9,654,738

Diversified Banking Institutions — 3.6%
Citigroup, Inc.	589,270	3,954,001
JPMorgan Chase & Co.	216,775	6,834,916
The Goldman Sachs Group, Inc.	40,195	3,392,056

		14,180,973

Diversified Manufacturing Operations — 2.4%
General Electric Co.	321,360	5,206,032
Honeywell International, Inc.	127,945	4,200,434

		9,406,466

E-Commerce/Services — 0.5%
priceline.com, Inc.†	29,500	2,172,675

Electric-Integrated — 2.4%
American Electric Power Co., Inc.	161,700	5,381,376
Exelon Corp.	41,340	2,298,918
FPL Group, Inc.	38,240	1,924,619

		9,604,913

Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A†	119,900	2,034,703
Intel Corp.	136,900	2,006,954

		4,041,657

Electronic Connectors — 1.0%
Amphenol Corp., Class A	85,900	2,059,882
Thomas & Betts Corp.†	83,600	2,008,072

		4,067,954

Engineering/R&D Services — 0.5%
ABB, Ltd. ADR	142,000	2,131,420

Enterprise Software/Service — 2.1%
BMC Software, Inc.†	114,030	3,068,547
Oracle Corp.†	295,765	5,243,914

		8,312,461

Financial Guarantee Insurance — 0.9%
Assured Guaranty, Ltd.	304,255	3,468,507

Food-Retail — 0.7%
SUPERVALU, Inc.	185,600	2,709,760

Human Resources — 0.5%
Manpower, Inc.	55,300	1,879,647

Instruments-Scientific — 0.6%
Waters Corp.†	62,600	2,294,290

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	38,730	939,977

Insurance-Multi-line — 1.0%
ACE, Ltd.	57,825	3,060,099
Hartford Financial Services Group, Inc.	49,700	816,074

		3,876,173

Insurance-Property/Casualty — 0.9%
The Travelers Cos., Inc.	82,900	3,747,080

Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	105,400	1,590,486

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	50,200	1,172,672

Machinery-Construction & Mining — 1.1%
Caterpillar, Inc.	64,375	2,875,631
Terex Corp.†	80,000	1,385,600

		4,261,231

Machinery-Pumps — 0.6%
Graco, Inc.	93,300	2,214,009

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Instruments — 1.8%
Medtronic, Inc.	127,245	$3,998,038
St. Jude Medical, Inc.†	92,700	3,055,392

		7,053,430

Medical Products — 0.9%
Covidien, Ltd.	56,480	2,046,835
Hospira, Inc.†	54,500	1,461,690

		3,508,525

Medical-Biomedical/Gene — 3.3%
Amgen, Inc.†	82,220	4,748,205
Genentech, Inc.†	12,100	1,003,211
Genzyme Corp.†	70,915	4,706,629
Life Technologies Corp.†	115,000	2,680,650

		13,138,695

Medical-Drugs — 5.2%
Abbott Laboratories	146,380	7,812,300
AstraZeneca PLC ADR	88,700	3,639,361
Cephalon, Inc.†	54,600	4,206,384
Schering-Plough Corp.	113,290	1,929,329
Wyeth	79,470	2,980,920

		20,568,294

Medical-HMO — 3.6%
Coventry Health Care, Inc.†	341,305	5,078,618
Humana, Inc.†	81,300	3,030,864
UnitedHealth Group, Inc.	225,725	6,004,285

		14,113,767

Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	124,095	7,381,171

Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	36,735	897,803

Networking Products — 1.7%
Cisco Systems, Inc.†	414,685	6,759,365

Office Furnishings-Original — 0.6%
Herman Miller, Inc.	168,487	2,195,386

Oil & Gas Drilling — 2.0%
Atwood Oceanics, Inc.†	196,658	3,004,934
Hercules Offshore, Inc.†	438,941	2,084,970
Noble Corp.	74,700	1,650,123
Transocean, Ltd.†	27,476	1,298,241

		8,038,268

Oil Companies-Exploration & Production — 6.5%
Apache Corp.	106,280	7,921,048
EOG Resources, Inc.	32,950	2,193,811
Noble Energy, Inc.	93,600	4,606,992
St. Mary Land & Exploration Co.	107,600	2,185,356
Ultra Petroleum Corp.†	205,450	7,090,080
Whiting Petroleum Corp.†	51,800	1,733,228

		25,730,515

Oil Companies-Integrated — 2.6%
Exxon Mobil Corp.	62,080	4,955,846
Hess Corp.	20,000	1,072,800
Marathon Oil Corp.	163,060	4,461,322

		10,489,968

Oil Field Machinery & Equipment — 1.3%
National-Oilwell Varco, Inc.†	212,050	5,182,502

Oil-Field Services — 0.3%
Halliburton Co.	67,753	1,231,750

Real Estate Investment Trusts — 0.8%
Simon Property Group, Inc.	63,075	3,351,175

Retail-Apparel/Shoe — 1.3%
Aeropostale, Inc.†	100,900	1,624,490
Chico’s FAS, Inc.†	75,000	313,500
Gymboree Corp.†	123,800	3,229,942

		5,167,932

Retail-Auto Parts — 0.6%
O’Reilly Automotive, Inc.†	83,400	2,563,716

Retail-Computer Equipment — 1.2%
GameStop Corp., Class A†	213,125	4,616,288

Retail-Discount — 2.0%
Wal-Mart Stores, Inc.	143,415	8,039,845

Retail-Office Supplies — 0.6%
Staples, Inc.	144,345	2,586,662

Retail-Regional Department Stores — 2.2%
Kohl’s Corp.†	245,960	8,903,752

Steel-Producers — 0.2%
Nucor Corp.	20,800	960,960

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	159,980	1,524,609

Telecom Services — 1.4%
Amdocs, Ltd.†	295,700	5,408,353

Telephone-Integrated — 2.6%
AT&T, Inc.	361,830	10,312,155

Tobacco — 3.0%
Philip Morris International, Inc.	270,245	11,758,360

Transport-Services — 1.2%
FedEx Corp.	33,700	2,161,855
Hub Group, Inc., Class A†	100,600	2,668,918

		4,830,773

Web Portals/ISP — 1.0%
Google, Inc., Class A†	12,520	3,851,778

Wireless Equipment — 1.2%
QUALCOMM, Inc.	138,850	4,974,995

Total Long-Term Investment Securities (cost $498,482,087)		378,503,128

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 2.0%
Banc of America Securities Joint Repurchase Agreement(1) (cost $7,910,000)	$7,910,000	$7,910,000

TOTAL INVESTMENTS (cost $506,392,087)(2)	97.3%	386,413,128
Other assets less liabilities	2.7	10,750,754

NET ASSETS	100.0%	$397,163,882

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Medical-Drugs	7.9%
Electronic Measurement Instruments	5.4
Repurchase Agreement	5.2
Food-Misc.	4.7
Medical-Biomedical/Gene	4.3
Oil Companies-Exploration & Production	3.5
Toys	3.5
Enterprise Software/Service	3.1
Consumer Products-Misc.	2.9
Computers	2.8
Retail-Restaurants	2.7
Oil Companies-Integrated	2.6
Schools	2.6
Medical Instruments	2.5
Medical Products	2.2
Cellular Telecom	2.0
Web Hosting/Design	1.8
Networking Products	1.8
Internet Security	1.8
Chemicals-Diversified	1.8
Applications Software	1.7
Aerospace/Defense	1.5
Research & Development	1.5
Non-Hazardous Waste Disposal	1.3
Retail-Consumer Electronics	1.3
Motion Pictures & Services	1.2
Finance-Other Services	1.2
Machinery-Pumps	1.2
Entertainment Software	1.1
Telecommunication Equipment	1.1
Medical-HMO	1.1
Telecom Services	1.1
Health Care Cost Containment	1.1
Power Converter/Supply Equipment	1.0
Retail-Bedding	1.0
Agricultural Chemicals	1.0
Retail-Sporting Goods	1.0
Computers-Integrated Systems	0.9
Web Portals/ISP	0.9
Filtration/Separation Products	0.8
Insurance-Property/Casualty	0.8
Casino Hotels	0.7
Airlines	0.7
Energy-Alternate Sources	0.7
Retail-Computer Equipment	0.7
Banks-Commercial	0.7
Diversified Banking Institutions	0.7
Insurance-Multi-line	0.6
Insurance Brokers	0.6
Oil Field Machinery & Equipment	0.5
Medical Information Systems	0.5
Diversified Manufacturing Operations	0.5
Investment Management/Advisor Services	0.5
Banks-Super Regional	0.5
Electronic Components-Semiconductors	0.5
Advanced Materials	0.4
Computer Services	0.3
Retail-Apparel/Shoe	0.2
Containers-Paper/Plastic	0.2
Industrial Automated/Robotic	0.2%
Banks-Fiduciary	0.2

98.8%

*	Calculated as a percentage of net assets

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.7%
Advanced Materials — 0.4%
Hexcel Corp.†	573,900	$4,241,121

Aerospace/Defense — 1.5%
Lockheed Martin Corp.	174,600	14,680,368

Agricultural Chemicals — 1.0%
Monsanto Co.	138,500	9,743,475

Airlines — 0.7%
Ryanair Holdings PLC ADR†	235,500	6,848,340

Applications Software — 1.7%
Red Hat, Inc.†	630,900	8,340,498
Salesforce.com, Inc.†	254,742	8,154,292

		16,494,790

Banks-Commercial — 0.7%
Julius Baer Holding AG(1)	165,170	6,353,713

Banks-Fiduciary — 0.2%
State Street Corp.	38,700	1,522,071

Banks-Super Regional — 0.5%
Wells Fargo & Co.	160,900	4,743,332

Casino Hotels — 0.7%
Las Vegas Sands Corp.†	1,207,500	7,160,475

Cellular Telecom — 2.0%
MetroPCS Communications, Inc.†	1,289,333	19,146,595

Chemicals-Diversified — 1.8%
FMC Corp.	376,400	16,836,372

Computer Services — 0.3%
CACI International, Inc., Class A†	64,900	2,926,341

Computers — 2.8%
Apple, Inc.†	207,400	17,701,590
Research In Motion, Ltd.†	216,000	8,765,280

		26,466,870

Computers-Integrated Systems — 0.9%
NCR Corp.†	618,700	8,748,418

Consumer Products-Misc. — 2.9%
Clorox Co.	496,700	27,596,652

Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	127,500	1,904,850

Diversified Banking Institutions — 0.7%
The Goldman Sachs Group, Inc.	74,200	6,261,738

Diversified Manufacturing Operations — 0.5%
Illinois Tool Works, Inc.	138,300	4,847,415

Electronic Components-Semiconductors — 0.5%
Cavium Networks, Inc.†	437,300	4,596,023

Electronic Measurement Instruments — 5.4%
FLIR Systems, Inc.†	1,190,600	36,527,608
Itron, Inc.†	241,700	15,405,958

		51,933,566

Energy-Alternate Sources — 0.7%
First Solar, Inc.†	49,200	6,787,632

Enterprise Software/Service — 3.1%
Ariba, Inc.†	811,920	5,853,943
Autonomy Corp. PLC†(1)	1,204,900	16,584,343
Concur Technologies, Inc.†	228,400	7,496,088

		29,934,374

Entertainment Software — 1.1%
Electronic Arts, Inc.†	682,700	10,950,508

Filtration/Separation Products — 0.8%
Pall Corp.	279,000	7,931,970

Finance-Other Services — 1.2%
Deutsche Boerse AG(1)	54,541	3,972,346
The NASDAQ OMX Group, Inc.†	313,700	7,751,527

		11,723,873

Food-Misc. — 4.7%
Nestle SA(1)	489,787	19,303,767
Ralcorp Holdings, Inc.†	161,900	9,454,960
Unilever NV	657,700	16,146,535

		44,905,262

Health Care Cost Containment — 1.1%
McKesson Corp.	260,000	10,069,800

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	55,300	1,782,872

Insurance Brokers — 0.6%
Marsh & McLennan Cos., Inc.	232,200	5,635,494

Insurance-Multi-line — 0.6%
ACE, Ltd.	108,270	5,729,648

Insurance-Property/Casualty — 0.8%
The Travelers Cos., Inc.	170,400	7,702,080

Internet Security — 1.8%
McAfee, Inc.†	487,520	16,853,566

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	206,900	4,833,184

Machinery-Pumps — 1.2%
Flowserve Corp.	219,900	11,324,850

Medical Information Systems — 0.5%
Cerner Corp.†	126,500	4,863,925

Medical Instruments — 2.5%
Intuitive Surgical, Inc.†	33,200	4,216,068
Medtronic, Inc.	140,200	4,405,084
St. Jude Medical, Inc.†	458,900	15,125,344

		23,746,496

Medical Products — 2.2%
Covidien, Ltd.	246,100	8,918,664
Varian Medical Systems, Inc.†	355,200	12,446,208

		21,364,872

Medical-Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	246,300	8,913,597
Amgen, Inc.†	319,500	18,451,125
Amylin Pharmaceuticals, Inc.†	255,200	2,768,920
Sequenom, Inc.†	545,500	10,822,720

		40,956,362

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 7.9%
Abbott Laboratories	465,300	$24,833,061
Auxilium Pharmaceuticals, Inc.†	633,300	18,011,052
Cephalon, Inc.†	201,400	15,515,856
Shionogi & Co., Ltd.(1)	667,000	17,131,869

		75,491,838

Medical-HMO — 1.1%
Humana, Inc.†	283,600	10,572,608

Motion Pictures & Services — 1.2%
DreamWorks Animation SKG, Inc., Class A†	464,300	11,728,218

Networking Products — 1.8%
Atheros Communications, Inc.†	1,215,120	17,388,367

Non-Hazardous Waste Disposal — 1.3%
Republic Services, Inc.	514,400	12,751,976

Oil Companies-Exploration & Production — 3.5%
Lundin Petroleum AB†(1)	325,743	1,732,876
Occidental Petroleum Corp.	371,800	22,304,282
XTO Energy, Inc.	277,800	9,798,006

		33,835,164

Oil Companies-Integrated — 2.6%
Chevron Corp.	112,400	8,314,228
Exxon Mobil Corp.	105,000	8,382,150
Marathon Oil Corp.	316,800	8,667,648

		25,364,026

Oil Field Machinery & Equipment — 0.5%
Dril-Quip, Inc.†	238,900	4,899,839

Power Converter/Supply Equipment — 1.0%
SunPower Corp., Class B†	155,708	4,739,752
Vestas Wind Systems A/S†(1)	86,864	5,162,665

		9,902,417

Research & Development — 1.5%
Pharmaceutical Product Development, Inc.	505,000	14,650,050

Retail-Apparel/Shoe — 0.2%
Aeropostale, Inc.†	123,905	1,994,871

Retail-Bedding — 1.0%
Bed Bath & Beyond, Inc.†	383,500	9,748,570

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	305,400	6,614,964

Retail-Consumer Electronics — 1.3%
Best Buy Co., Inc.	430,500	12,101,355

Retail-Restaurants — 2.7%
Burger King Holdings, Inc.	1,074,875	25,668,015

Retail-Sporting Goods — 1.0%
Dick’s Sporting Goods, Inc.†	678,310	9,570,954

Schools — 2.6%
ITT Educational Services, Inc.†	258,300	24,533,334

Telecom Services — 1.1%
Amdocs, Ltd.†	552,300	10,101,567

Telecommunication Equipment — 1.1%
Nice Systems, Ltd. ADR†	475,242	10,678,688

Toys — 3.5%
Marvel Entertainment, Inc.†	250,100	7,690,575
Nintendo Co., Ltd.(1)	67,000	25,741,057

		33,431,632

Web Hosting/Design — 1.9%
Equinix, Inc.†	333,100	17,717,589

Web Portals/ISP — 0.9%
NetEase.com, Inc. ADR†	382,600	8,455,460

Total Long-Term Investment Securities (cost $1,038,430,620)		897,350,795

REPURCHASE AGREEMENT — 5.1%
Banc of America Securities Joint Repurchase Agreement(2) (cost $49,430,000)	$49,430,000	49,430,000

TOTAL INVESTMENTS (cost $1,087,860,620)(3)	98.8%	946,780,795
Other assets less liabilities	1.2	11,108,837

NET ASSETS	100.0%	$957,889,632

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

USD	1,728,915	SEK	13,432,982	01/07/2009	$(30,313)

SEK  — Swedish Krona
USD — United States Dollar

See Notes to Financial Statements

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	29.5%
Oil Companies-Integrated	25.0
Diversified Minerals	6.7
Mining	5.8
Coal	4.5
Oil Refining & Marketing	4.0
Oil-Field Services	3.8
Repurchase Agreement	3.8
Steel-Producers	3.8
Metal-Diversified	3.1
Platinum	2.6
Non-Ferrous Metals	2.0
Oil & Gas Drilling	0.8
Metal-Aluminum	0.8

96.2%

*	Calculated as a percentage of net assets

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 92.1%
Coal — 4.5%
CONSOL Energy, Inc.	222,300	$6,353,334
Peabody Energy Corp.	191,600	4,358,900

		10,712,234

Diversified Minerals — 6.7%
Anglo American PLC(1)	104,526	2,387,536
Cia Vale do Rio Doce ADR	893,200	9,512,580
Xstrata PLC(1)	425,112	3,963,162

		15,863,278

Metal-Aluminum — 0.8%
Alumina, Ltd.(1)	1,878,770	1,839,230

Metal-Diversified — 3.1%
Freeport-McMoRan Copper & Gold, Inc.	155,800	3,807,752
Vedanta Resources PLC(1)	394,306	3,500,862

		7,308,614

Mining — 5.8%
AngloGold Ashanti, Ltd. ADR	154,827	4,290,256
Barrick Gold Corp.	157,949	5,807,785
Gold Fields, Ltd.(1)	364,732	3,655,692

		13,753,733

Non-Ferrous Metals — 2.0%
Cameco Corp.	274,900	4,742,025

Oil & Gas Drilling — 0.8%
Transocean, Ltd.†	40,445	1,911,026

Oil Companies-Exploration & Production — 29.5%
Canadian Natural Resources, Ltd.	272,200	10,749,089
Denbury Resources, Inc.†	258,100	2,818,452
Devon Energy Corp.	55,700	3,660,047
EnCana Corp.	254,382	11,737,220
EOG Resources, Inc.	173,000	11,518,340
Equitable Resources, Inc.	157,300	5,277,415
Newfield Exploration Co.†	129,200	2,551,700
Noble Energy, Inc.	71,900	3,538,918
OAO Gazprom ADR(1)	170,750	2,447,361
Talisman Energy, Inc.	620,800	6,125,026
Ultra Petroleum Corp.†	54,800	1,891,148
XTO Energy, Inc.	222,727	7,855,581

		70,170,297

Oil Companies-Integrated — 25.0%
BP PLC ADR	214,800	10,039,752
ConocoPhillips	54,260	2,810,668
ENI SpA ADR	71,000	3,395,220
Exxon Mobil Corp.	106,984	8,540,533
LUKOIL ADR	62,600	2,006,330
Marathon Oil Corp.	110,300	3,017,808
Petro-Canada	157,400	3,406,827
Petroleo Brasileiro SA ADR	345,100	8,451,499
Royal Dutch Shell PLC ADR	73,100	3,869,914
Suncor Energy, Inc.	205,100	3,940,844
Total SA ADR	178,400	9,865,520

		59,344,915

Oil Refining & Marketing — 4.0%
Reliance Industries, Ltd. GDR*(1)	59,871	3,072,175
Valero Energy Corp.	293,200	6,344,848

		9,417,023

Oil-Field Services — 3.8%
Baker Hughes, Inc.	177,800	5,702,046
Halliburton Co.	190,700	3,466,926

		9,168,972

Platinum — 2.3%
Anglo American Platinum Corp., Ltd.(1)	97,470	5,513,421

Steel-Producers — 3.8%
ArcelorMittal	108,509	2,668,236
POSCO ADR	42,600	3,205,650
Sumitomo Metal Industries, Ltd.(1)	1,285,000	3,166,864

		9,040,750

Total Common Stock (cost $230,663,959)		218,785,518

PREFERRED STOCK — 0.3%
Platinum — 0.3%
Anglo Platinum, Ltd. (Convertible) 6.38%(2) (cost $643,694)	37,751	771,762

Total Long-Term Investment Securities (cost $231,307,653)		219,557,280

REPURCHASE AGREEMENT — 3.8%
Banc of America Securities Joint Repurchase Agreement(3) (cost $9,075,000)	$9,075,000	9,075,000

TOTAL INVESTMENTS (cost $240,382,653)(4)	96.2%	228,632,280
Other assets less liabilities	3.8	9,096,703

NET ASSETS	100.0%	$237,728,983

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $3,072,175 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using the fair value procedures at December 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Variable Rate Security — the rate reflected is as of December 31, 2008.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Notes 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	9.7%
Federal Home Loan Mtg. Corp.	6.1
U.S. Treasury Notes	5.7
Repurchase Agreement	5.5
Government National Mtg. Assoc.	4.6
Diversified Banking Institutions	3.6
Oil Companies-Exploration & Production	3.4
Medical-Drugs	3.0
Telephone-Integrated	2.8
Medical-HMO	2.5
Medical-Biomedical/Gene	2.4
Oil Companies-Integrated	2.4
Computers	2.3
Electric-Integrated	2.0
Banks-Super Regional	2.0
Diversified Manufacturing Operations	1.9
Tobacco	1.9
Applications Software	1.8
Retail-Regional Department Stores	1.7
Retail-Discount	1.6
Cosmetics & Toiletries	1.5
Enterprise Software/Service	1.5
Networking Products	1.5
Beverages-Non-alcoholic	1.3
Insurance-Property/Casualty	1.3
Real Estate Investment Trusts	1.2
Medical Instruments	1.1
Metal Processors & Fabrication	1.1
Diversified Financial Services	1.1
Insurance-Multi-line	1.0
Wireless Equipment	1.0
Computers-Memory Devices	1.0
Oil & Gas Drilling	1.0
Retail-Office Supplies	0.8
Agricultural Chemicals	0.8
Machinery-Construction & Mining	0.7
Telecom Services	0.7
Commercial Services-Finance	0.7
Oil Field Machinery & Equipment	0.7
Transport-Services	0.7
Web Portals/ISP	0.6
Retail-Drug Store	0.6
Medical Products	0.5
Telecom Equipment-Fiber Optics	0.5
Electronic Components-Semiconductors	0.5
Machinery-Pumps	0.4
Computer Services	0.4
U.S. Municipal Bonds & Notes	0.4
Financial Guarantee Insurance	0.4
Aerospace/Defense	0.4
Banks-Fiduciary	0.4
Multimedia	0.4
Auto-Cars/Light Trucks	0.4
Finance-Consumer Loans	0.4
Metal-Diversified	0.4
Athletic Footwear	0.3
Finance-Other Services	0.3
Steel-Producers	0.3
Retail-Computer Equipment	0.3
Engineering/R&D Services	0.3
Banks-Commercial	0.3
Airlines	0.3
Electronic Connectors	0.3%
Food-Misc.	0.3
Machinery-Farming	0.3
Cable TV	0.3
Retail-Apparel/Shoe	0.2
Internet Infrastructure Software	0.2
Oil-Field Services	0.2
Insurance-Mutual	0.2
Insurance-Reinsurance	0.2
Agricultural Operations	0.2
Data Processing/Management	0.2
Finance-Commercial	0.2
Insurance Brokers	0.2
Sovereign Agency	0.2
Gas-Distribution	0.2
Cellular Telecom	0.2
Insurance-Life/Health	0.1

100.1%

*	Calculated as a percentage of net assets

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 57.5%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	1,315	$110,565

Agricultural Chemicals — 0.8%
Agrium, Inc.	1,100	37,543
Potash Corp. of Saskatchewan, Inc.	950	69,559
The Mosaic Co.	2,820	97,572

		204,674

Applications Software — 1.6%
Microsoft Corp.	22,825	443,718

Athletic Footwear — 0.3%
NIKE, Inc., Class B	1,870	95,370

Banks-Commercial — 0.3%
Banco Itau Holding Financeira SA ADR	6,900	80,040

Banks-Fiduciary — 0.4%
State Street Corp.	2,780	109,337

Banks-Super Regional — 1.8%
Capital One Financial Corp.	900	28,701
PNC Financial Services Group, Inc.	1,650	80,850
Wells Fargo & Co.	12,820	377,934

		487,485

Beverages-Non-alcoholic — 1.3%
PepsiCo, Inc.	6,315	345,873

Cellular Telecom — 0.2%
NII Holdings, Inc.†	2,400	43,632

Commercial Services-Finance — 0.7%
The Western Union Co.	13,045	187,065

Computer Services — 0.4%
Accenture, Ltd., Class A	3,600	118,044

Computers — 2.3%
Apple, Inc.†	250	21,338
Hewlett-Packard Co.	11,550	419,149
International Business Machines Corp.	2,180	183,469
Research In Motion, Ltd.†	310	12,580

		636,536

Computers-Memory Devices — 1.0%
EMC Corp.†	26,260	274,942

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	6,600	408,012

Diversified Banking Institutions — 2.5%
Bank of America Corp.	3,300	46,464
Citigroup, Inc.	23,775	159,530
JPMorgan Chase & Co.	10,425	328,701
The Goldman Sachs Group, Inc.	1,690	142,619

		677,314

Diversified Manufacturing Operations — 1.9%
General Electric Co.	18,480	299,376
Honeywell International, Inc.	6,815	223,736

		523,112

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	4,400	146,432
Exelon Corp.	2,920	162,381
FPL Group, Inc.	1,865	93,866

		402,679

Electronic Components-Semiconductors — 0.5%
Broadcom Corp., Class A†	3,200	54,304
Intel Corp.	4,800	70,368

		124,672

Electronic Connectors — 0.3%
Thomas & Betts Corp.†	3,300	79,266

Engineering/R&D Services — 0.3%
ABB, Ltd. ADR	5,600	84,056

Enterprise Software/Service — 1.5%
BMC Software, Inc.†	1,005	27,044
Oracle Corp.†	21,290	377,472

		404,516

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	9,700	110,580

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	1,885	45,749

Insurance-Multi-line — 0.7%
ACE, Ltd.	2,690	142,355
Hartford Financial Services Group, Inc.	2,200	36,124

		178,479

Insurance-Property/Casualty — 0.8%
The Travelers Cos., Inc.	3,000	135,600
W.R. Berkley Corp.	2,400	74,400

		210,000

Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	4,000	60,360

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	4,360	194,761

Machinery-Farming — 0.3%
Deere & Co.	2,000	76,640

Machinery-Pumps — 0.4%
Flowserve Corp.	1,150	59,225
Graco, Inc.	2,650	62,885

		122,110

Medical Instruments — 1.1%
Medtronic, Inc.	7,095	222,925
St. Jude Medical, Inc.†	2,600	85,696

		308,621

Medical Products — 0.5%
Covidien, Ltd.	3,990	144,598

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Biomedical/Gene — 2.4%
Amgen, Inc.†	5,435	$313,871
Genentech, Inc.†	350	29,018
Genzyme Corp.†	4,745	314,926

		657,815

Medical-Drugs — 2.7%
Abbott Laboratories	7,380	393,871
AstraZeneca PLC ADR	3,000	123,090
Schering-Plough Corp.	5,225	88,982
Wyeth	3,695	138,599

		744,542

Medical-HMO — 2.4%
Coventry Health Care, Inc.†	10,985	163,457
UnitedHealth Group, Inc.	15,540	413,364
WellPoint, Inc.†	1,550	65,301

		642,122

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	4,940	293,831

Metal-Diversified — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	3,985	97,393

Networking Products — 1.5%
Cisco Systems, Inc.†	24,790	404,077

Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	5,200	79,456
Hercules Offshore, Inc.†	5,800	27,550
Transocean, Ltd.†	3,372	159,327

		266,333

Oil Companies-Exploration & Production — 3.4%
Apache Corp.	5,580	415,877
EOG Resources, Inc.	2,180	145,144
Noble Energy, Inc.	1,400	68,908
Ultra Petroleum Corp.†	7,570	261,241
Whiting Petroleum Corp.†	1,300	43,498

		934,668

Oil Companies-Integrated — 2.4%
Exxon Mobil Corp.	2,795	223,125
Hess Corp.	1,780	95,479
Marathon Oil Corp.	10,355	283,313
Petroleo Brasileiro SA ADR	2,100	51,429

		653,346

Oil Field Machinery & Equipment — 0.7%
National-Oilwell Varco, Inc.†	7,250	177,190

Oil-Field Services — 0.2%
Halliburton Co.	3,165	57,540

Real Estate Investment Trusts — 0.6%
Simon Property Group, Inc.	2,955	156,999

Retail-Apparel/Shoe — 0.2%
Gymboree Corp.†	2,400	62,616

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A†	3,920	84,907

Retail-Discount — 1.6%
Wal-Mart Stores, Inc.	7,680	430,541

Retail-Drug Store — 0.4%
CVS Caremark Corp.	3,650	104,901

Retail-Office Supplies — 0.8%
Staples, Inc.	11,675	209,216

Retail-Regional Department Stores — 1.7%
Kohl’s Corp.†	13,005	470,781

Steel-Producers — 0.2%
Nucor Corp.	1,200	55,440

Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	13,290	126,654

Telecom Services — 0.3%
Amdocs, Ltd.†	5,000	91,450

Telephone-Integrated — 2.1%
AT&T, Inc.	19,880	566,580

Tobacco — 1.9%
Philip Morris International, Inc.	11,810	513,853

Transport-Services — 0.3%
FedEx Corp.	1,400	89,810

Web Portals/ISP — 0.6%
Google, Inc., Class A†	550	169,207

Wireless Equipment — 1.0%
Nokia Oyj ADR	4,600	71,760
QUALCOMM, Inc.	5,685	203,694

		275,454

Total Common Stock (cost $20,047,248)		15,630,072

ASSET BACKED SECURITIES — 0.6%
Diversified Financial Services — 0.6%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.47% due 04/12/38(1)(2)	$25,000	21,379
Credit Suisse Mtg. Capital Certs. Series 2006-C4, Class A3 5.47% due 09/15/39(1)	40,000	31,881
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.55% due 03/25/35(3)(4)	39,397	26,962
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.54% due 04/25/36(3)(4)	110,229	71,088

Total Asset Backed Securities (cost $217,747)		151,310

CORPORATE BONDS & NOTES — 9.1%
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	50,000	47,081

Airlines — 0.3%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	21,900

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Airlines (continued)

Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	$50,000	$35,117
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	29,002	22,622

		79,639

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	45,439

Auto-Cars/Light Trucks — 0.4%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	100,000	86,438
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 8.50% due 01/18/31	25,000	18,281

		104,719

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	46,625

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 4.65% due 02/15/13	20,000	20,564

Cable TV — 0.2%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.28% due 03/15/13	50,000	51,726
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	20,000	18,271

		69,997

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	50,000	46,977

Diversified Banking Institutions — 1.1%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	100,439
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	41,403
Morgan Stanley Notes 5.45% due 01/09/17	100,000	82,428
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	85,908

		310,178

Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	34,436
General Electric Capital Corp. Notes Series A 5.88% due 02/15/12	100,000	102,811

		137,247

Electric-Integrated — 0.5%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	34,226
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	10,216
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	40,000	37,194
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	50,000	52,665

		134,301

Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 7.63% due 11/30/12	55,000	46,429

Finance-Consumer Loans — 0.4%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	100,000	98,385

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	7,017

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	100,000	88,791

Food-Misc. — 0.3%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	75,000	77,568

Gas-Distribution — 0.2%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	50,000	44,301

Hotel/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	25,000	10,077

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	50,000	40,288

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	$100,000	$64,634

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Sub. Notes 7.88% due 10/15/26*	75,000	49,753

Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	38,373
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	94,381

		132,754

Insurance-Reinsurance — 0.2%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.63% due 10/15/13	50,000	49,614

Investment Management/Advisor Services — 0.0%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	13,291

Medical-Drugs — 0.2%
Schering Plough Corp. Senior Notes 5.30% due 12/01/13	60,000	60,439

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	50,000	45,564

Multimedia — 0.4%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	23,106
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	50,000	51,459
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	32,887

		107,452

Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	50,000	27,275
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	50,000	20,969
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	19,278
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	25,381
Liberty Property LP Senior Notes 5.63% due 10/01/17	10,000	6,613
Realty Income Corp. Senior Notes 6.75% due 08/15/19	40,000	23,148
Simon Property Group LP Senior Notes 6.10% due 05/01/16	80,000	51,121

		173,785

Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	50,000	48,442

Telecom Services — 0.4%
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	100,000	103,158

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	41,865
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	11,307
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,911
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	20,280

		78,363

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	91,006	87,287

Total Corporate Bonds & Notes (cost $2,848,014)		2,470,159

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	32,739

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	40,000	30,166

Telephone-Integrated — 0.5%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	50,000	61,657
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	85,000	64,706

		126,363

Total Foreign Corporate Bonds & Notes (cost $246,520)		189,268

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	$65,000	$64,576
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	48,119

Total U.S. Municipal Bonds & Notes (cost $119,871)		112,695

U.S. GOVERNMENT AGENCIES — 20.6%
Federal Home Loan Mtg. Corp. — 6.1%
4.50% due 09/01/35	120,215	122,035
4.50% due January TBA	975,000	987,797
5.00% due 10/01/35	97,269	99,537
5.00% due 12/01/35	166,762	170,651
5.00% due 05/01/38	274,059	280,537

		1,660,557

Federal National Mtg. Assoc. — 9.7%
4.50% due 09/01/35	79,938	81,164
4.50% due January TBA	1,355,000	1,373,209
5.00% due 03/01/19	395,240	407,274
5.00% due 04/01/19	73,345	75,578
5.00% due 07/01/33	35,860	36,708
5.00% due 03/01/34	82,135	84,076
5.00% due 09/01/34	52,147	53,347
5.00% due 08/01/35	174,005	177,900
5.00% due 06/01/36	341,964	349,619

		2,638,875

Government National Mtg. Assoc. — 4.6%
5.00% due 11/15/34	189,071	194,338
5.00% due 11/15/35	311,731	320,579
5.50% due 04/15/34	172,974	178,662
6.00% due 10/15/32	56,506	58,510
6.50% due 08/15/23	1,410	1,472
6.50% due 09/15/23	14,660	15,298
6.50% due 10/15/23	1,461	1,524
6.50% due 11/15/23	104,140	108,667
6.50% due 12/15/23	118,101	123,234
6.50% due 09/15/28	9,574	10,073
6.50% due 11/15/28	22,130	23,261
6.50% due 10/15/31	4,164	4,376
6.50% due 02/15/35	102,367	107,234
7.00% due 01/15/33	14,647	15,376
7.00% due 10/15/34	89,029	93,362

		1,255,966

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	22,207
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	22,098

		44,305

Total U.S. Government Agencies (cost $5,436,600)		5,599,703

U.S. GOVERNMENT TREASURIES — 5.7%
U.S. Treasury Notes — 5.7%
2.38% due 08/31/10	300,000	309,105
3.88% due 05/15/18	600,000	684,187
4.13% due 08/15/10	325,000	344,259
4.63% due 02/15/17	175,000	206,965

Total U.S. Government Treasuries (cost $1,401,925)		1,544,516

Total Long-Term Investment Securities (cost $30,317,925)		25,697,723

REPURCHASE AGREEMENT — 5.5%
Banc of America Securities Joint Repurchase Agreement(5) (cost $1,485,000)	1,485,000	1,485,000

TOTAL INVESTMENTS (cost $31,802,925)(6)	100.1%	27,182,723
Liabilities in excess of other assets	(0.1)	(26,919)

NET ASSETS	100.0%	$27,155,804

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $96,834 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(5)	See Note 2 for details of Joint Repurchase Agreement.
(6)	See Note 6 for cost of investment on a tax basis.

ADR	— American Depository Receipt
STRIPS	— Separate trading of registered interest and principal of securities.
TBA
— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

Open Futures Contracts

					Value as of	Unrealized
Number of			Expiration	Value at	December 31,	Appreciation/
Contracts		Description	Date	Trade Date	2008	(Depreciation)

13	Long	E-Mini S&P 500 Index	March 2009	$567,109	$585,065	$17,956
1	Short	U.S. Treasury 10 Year Note	March 2009	122,107	125,750	(3,643)
4	Short	CBT 5 Year Note	March 2009	468,781	476,219	(7,438)

						$6,875

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Sovereign	31.9%
Medical-Drugs	5.2
Repurchase Agreement	5.1
Oil Companies-Integrated	3.7
Medical-Biomedical/Gene	3.3
Telephone-Integrated	3.1
Food-Misc.	2.6
Banks-Commercial	2.4
Diversified Manufacturing Operations	2.3
Oil Companies-Exploration & Production	2.0
Medical Products	1.9
Tobacco	1.6
Brewery	1.3
U.S. Treasury Notes	1.2
Aerospace/Defense	1.2
Cellular Telecom	1.2
Health Care Cost Containment	1.1
Finance-Other Services	1.1
Electronic Measurement Instruments	1.0
Medical-Generic Drugs	0.9
Electric-Integrated	0.9
Insurance Brokers	0.8
Cosmetics & Toiletries	0.8
Networking Products	0.8
Airlines	0.7
Insurance-Multi-line	0.7
Medical Instruments	0.7
Banks-Special Purpose	0.7
Enterprise Software/Service	0.7
Finance-Investment Banker/Broker	0.6
Internet Security	0.6
Diversified Minerals	0.6
Diversified Banking Institutions	0.6
Retail-Consumer Electronics	0.6
Toys	0.6
Banks-Super Regional	0.6
Real Estate Operations & Development	0.5
Insurance-Reinsurance	0.5
Building Products-Cement	0.5
Computers-Memory Devices	0.5
Schools	0.5
Consumer Products-Misc.	0.4
Commercial Services-Finance	0.4
Hotels/Motels	0.4
Metal-Diversified	0.4
Oil-Field Services	0.4
Multimedia	0.4
Rubber-Tires	0.4
Banks-Fiduciary	0.4
Cable TV	0.4
Auto/Truck Parts & Equipment-Original	0.4
Applications Software	0.4
Web Portals/ISP	0.4
Wireless Equipment	0.4
Transport-Rail	0.3
Agricultural Chemicals	0.3
Research & Development	0.3
Electric-Distribution	0.3
Retail-Apparel/Shoe	0.3
Semiconductor Equipment	0.3
Web Hosting/Design	0.3
Computers	0.3
Non-Hazardous Waste Disposal	0.3%
Diversified Financial Services	0.3
Transport-Services	0.3
Retail-Restaurants	0.3
Medical-HMO	0.3
Motion Pictures & Services	0.3
Telecommunication Equipment	0.3
Retail-Computer Equipment	0.2
Chemicals-Diversified	0.2
Steel-Producers	0.2
Real Estate Management/Services	0.2
Machinery-Pumps	0.2
Insurance-Life/Health	0.2
Retail-Sporting Goods	0.2
Retail-Discount	0.2
Computers-Integrated Systems	0.2
Office Automation & Equipment	0.1
Power Converter/Supply Equipment	0.1
Federal National Mtg. Assoc.	0.1
Distribution/Wholesale	0.1
U.S. Treasury Bonds	0.1

99.6%

Country Allocation*

United States	41.6%
United Kingdom	9.2
Japan	5.2
Denmark	5.2
France	4.9
Germany	4.3
Sweden	4.0
Singapore	3.7
Norway	3.2
Canada	3.1
Switzerland	2.8
Australia	2.5
Poland	2.3
Netherlands	1.2
Israel	1.2
Ireland	1.1
Spain	0.9
Bermuda	0.9
Italy	0.6
Netherlands Antilles	0.4
Cayman Islands	0.4
Luxembourg	0.2
Mexico	0.2
China	0.2
Austria	0.1
Belgium	0.1
Finland	0.1

99.6%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 59.0%
Aerospace/Defense — 1.2%
Lockheed Martin Corp.	3,600	$302,688

Agricultural Chemicals — 0.3%
Monsanto Co.	1,100	77,385

Airlines — 0.7%
Ryanair Holdings PLC ADR†	6,100	177,388

Applications Software — 0.4%
Red Hat, Inc.†	6,900	91,218

Auto/Truck Parts & Equipment-Original — 0.4%
Denso Corp(1)	5,500	91,497

Banks-Commercial — 2.4%
Banco Bilbao Vizcaya Argentaria SA(1)	10,092	123,834
HSBC Holdings PLC(1)	13,600	130,169
Julius Baer Holding AG(1)	868	33,390
Standard Chartered PLC†(1)	9,698	123,973
Sumitomo Mitsui Financial Group, Inc.(8)	2,800	116,139
Toronto-Dominion Bank	1,300	45,755
UniCredit Italiano SpA(1)	8,822	21,963

		595,223

Banks-Fiduciary — 0.4%
State Street Corp.	2,500	98,325

Banks-Super Regional — 0.6%
Wells Fargo & Co.	4,900	144,452

Brewery — 1.3%
Molson Coors Brewing Co., Class B	5,400	264,168
SABMiller PLC(1)	3,309	55,715

		319,883

Building Products-Cement — 0.5%
Cemex SAB de CV ADR†	4,300	39,302
CRH PLC(1)	3,380	85,532

		124,834

Cellular Telecom — 1.2%
MetroPCS Communications, Inc.†	3,300	49,005
Vodafone Group PLC(1)	121,933	245,465

		294,470

Chemicals-Diversified — 0.2%
FMC Corp.	1,200	53,676

Commercial Services-Finance — 0.4%
Visa, Inc., Class A	2,000	104,900

Computers — 0.3%
Research In Motion, Ltd.†	1,800	73,044

Computers-Integrated Systems — 0.2%
NCR Corp.†	2,500	35,350

Computers-Memory Devices — 0.5%
NetApp, Inc.†	8,300	115,951

Consumer Products-Misc. — 0.4%
Clorox Co.	1,900	105,564

Cosmetics & Toiletries — 0.8%
L’Oreal SA(1)	2,292	199,166

Distribution/Wholesale — 0.1%
Wolseley PLC(1)	5,088	28,368

Diversified Banking Institutions — 0.6%
Citigroup, Inc.	8,700	58,377
The Goldman Sachs Group, Inc.	1,100	92,829

		151,206

Diversified Manufacturing Operations — 2.3%
Danaher Corp.	3,400	192,474
General Electric Co.	12,800	207,360
Honeywell International, Inc.	3,500	114,905
Siemens AG(1)	734	54,977

		569,716

Diversified Minerals — 0.6%
BHP Billiton PLC(1)	8,109	152,748

Electric-Distribution — 0.3%
National Grid PLC(1)	7,615	75,256

Electric-Integrated — 0.9%
Exelon Corp.	1,800	100,098
Northeast Utilities	4,900	117,894

		217,992

Electronic Measurement Instruments — 1.0%
FLIR Systems, Inc.†	6,200	190,216
Itron, Inc.†	900	57,366

		247,582

Enterprise Software/Service — 0.7%
Ariba, Inc.†	2,400	17,304
Autonomy Corp. PLC†(1)	4,300	59,186
Concur Technologies, Inc.†	2,500	82,050

		158,540

Finance-Investment Banker/Broker — 0.6%
UBS AG†(1)	10,800	156,641

Finance-Other Services — 1.1%
Deutsche Boerse AG(1)	2,789	203,129
The NASDAQ OMX Group, Inc.†	2,700	66,717

		269,846

Food-Misc. — 2.4%
Groupe Danone(1)	3,117	188,126
Nestle SA(1)	8,381	330,317
Unilever NV	3,200	78,560

		597,003

Health Care Cost Containment — 1.1%
McKesson Corp.	7,100	274,983

Hotel/Motels — 0.4%
Shangri-La Asia, Ltd.(1)	89,333	103,251

Insurance Brokers — 0.8%
Marsh & McLennan Cos., Inc.	8,400	203,868

Insurance-Life/Health — 0.2%
China Life Insurance Co., Ltd., Class H(1)	12,000	36,979

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 0.7%
ACE, Ltd.	1,300	$68,796
Allianz SE(1)	970	104,040

		172,836

Insurance-Reinsurance — 0.5%
Muenchener Rueckversicherungs-Gesellschaft AG(1)	839	131,846

Internet Security — 0.6%
McAfee, Inc.†	4,500	155,565

Machinery-Pumps — 0.2%
Flowserve Corp.	900	46,350

Medical Instruments — 0.7%
Beckman Coulter, Inc.	1,300	57,122
Medtronic, Inc.	1,100	34,562
St. Jude Medical, Inc.†	2,200	72,512

		164,196

Medical Products — 1.9%
Becton Dickinson & Co.	2,700	184,653
Covidien, Ltd.	3,200	115,968
Johnson & Johnson	2,300	137,609
Varian Medical Systems, Inc.†	1,000	35,040

		473,270

Medical-Biomedical/Gene — 3.3%
Alexion Pharmaceuticals, Inc.†	1,800	65,142
Amgen, Inc.†	4,100	236,775
Amylin Pharmaceuticals, Inc.†	1,800	19,530
Charles River Laboratories International, Inc.†	1,800	47,160
Genentech, Inc.†	2,400	198,984
Genzyme Corp.†	3,500	232,295

		799,886

Medical-Drugs — 5.0%
Abbott Laboratories	4,400	234,828
AstraZeneca PLC(1)	4,719	191,207
Auxilium Pharmaceuticals, Inc.†	1,600	45,504
Cephalon, Inc.†	1,300	100,152
Eisai Co., Ltd.(1)	2,300	95,311
Roche Holding AG(1)	831	127,919
Schering-Plough Corp.	10,500	178,815
Shionogi & Co., Ltd.(1)	3,000	77,055
Wyeth	4,400	165,044

		1,215,835

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	5,300	225,621

Medical-HMO — 0.3%
Humana, Inc.†	1,700	63,376

Metal-Diversified — 0.4%
Rio Tinto PLC(1)	4,709	102,029

Motion Pictures & Services — 0.3%
DreamWorks Animation SKG, Inc., Class A†	2,500	63,150

Multimedia — 0.4%
Viacom, Inc., Class B†	5,300	101,018

Networking Products — 0.8%
Atheros Communications, Inc.†	2,300	32,913
Cisco Systems, Inc.†	9,200	149,960

		182,873

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.†	2,800	69,412

Office Automation & Equipment — 0.1%
Canon, Inc.(1)	1,100	34,531

Oil Companies-Exploration & Production — 1.8%
Canadian Natural Resources, Ltd.	3,900	154,010
Noble Energy, Inc.	1,000	49,220
Occidental Petroleum Corp.	3,400	203,966
XTO Energy, Inc.	1,200	42,324

		449,520

Oil Companies-Integrated — 3.5%
BP PLC(1)	34,156	261,713
Chevron Corp.	1,000	73,970
Exxon Mobil Corp.	400	31,932
Hess Corp.	2,900	155,556
Marathon Oil Corp.	1,200	32,832
Total SA(1)	5,263	286,927

		842,930

Oil-Field Services — 0.4%
Schlumberger, Ltd.	2,400	101,592

Power Converter/Supply Equipment — 0.1%
Sunpower Corp., Class A†	800	29,600

Real Estate Management/Services — 0.2%
Mitsubishi Estate Co., Ltd.(1)	3,000	49,474

Real Estate Operations & Development — 0.5%
British Land Co. PLC(1)	6,463	51,808
Brookfield Asset Management, Inc. Class A	5,300	80,931

		132,739

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	2,600	75,426

Retail-Apparel/Shoe — 0.3%
Aeropostale, Inc.†	1,700	27,370
Industria de Diseno Textil SA(1)	1,067	47,163

		74,533

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	2,600	56,316

Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	5,300	148,983

Retail-Discount — 0.2%
Big Lots, Inc.†	2,500	36,225

Retail-Restaurants — 0.3%
Burger King Holdings, Inc.	2,700	64,476

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	2,600	36,686

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

		Shares/	Market
		Principal	Value
Security Description		Amount(3)	(Note 2)

COMMON STOCK (continued)

Rubber-Tires — 0.4%
Compagnie Generale des Etablissements Michelin, Class B(1)		1,877	$98,419

Schools — 0.5%
ITT Educational Services, Inc.†		1,200	113,976

Semiconductor Equipment — 0.3%
Lam Research Corp.†		3,500	74,480

Steel-Producers — 0.2%
ArcelorMittal(1)		2,057	49,580

Telecommunication Equipment — 0.3%
Nice Systems, Ltd. ADR†		2,700	60,669

Telephone-Integrated — 3.1%
AT&T, Inc.		13,031	371,383
France Telecom SA(1)		6,984	195,351
Koninklijke KPN NV(1)		13,243	192,035

			758,769

Tobacco — 1.6%
Altria Group, Inc.		14,200	213,852
Japan Tobacco, Inc.(1)		33	109,276
Philip Morris International, Inc.		1,500	65,265

			388,393

Toys — 0.6%
Marvel Entertainment, Inc.†		2,200	67,650
Nintendo Co., Ltd.(1)		200	76,839

			144,489

Transport-Rail — 0.3%
East Japan Railway Co.(8)		1,100	83,607

Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.		1,200	66,036

Web Hosting/Design — 0.3%
Equinix, Inc.†		1,400	74,466

Web Portals/ISP — 0.4%
NetEase.com, Inc. ADR†		3,900	86,190

Wireless Equipment — 0.4%
QUALCOMM, Inc.		2,400	85,992

Total Common Stock (cost $17,168,404)			14,434,353

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(2)(8) (cost $0)		1,125	0

ASSET BACKED SECURITIES — 0.3%
Diversified Financial Services — 0.3%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)		$25,000	23,203
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)		25,000	23,740
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A3SF 1.09% due 07/15/42(4)(5)		23,258	20,195

Total Asset Backed Securities (cost $73,913)			67,138

CORPORATE BONDS & NOTES — 1.2%
Cable TV — 0.4%
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09		95,000	95,445

Food-Misc. — 0.2%
Kellogg Co. Senior Notes 4.25% due 03/06/13		50,000	48,420

Medical-Drugs — 0.2%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18		40,000	42,013

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 2.40% due 09/15/09(5)		50,000	47,841
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(2)(8)		130,000	0

			47,841

Oil Companies-Integrated — 0.2%
ConocoPhillips Australia Funding Co. Company Guar. Notes 4.42% due 04/09/09(5)		53,000	52,940

Total Corporate Bonds & Notes (cost $352,249)			286,659

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Special Purpose — 0.7%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	109,196
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	52,297

			161,493

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(8)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $169,856)			161,493

FOREIGN GOVERNMENT AGENCIES — 28.7%
Sovereign — 28.7%
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	162,000	236,042

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount(3)	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Federal Republic of Germany Bonds 4.00% due 04/13/12	EUR	20,000	$29,366
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	30,000	44,681
Federal Republic of Germany Bonds 4.75% due 07/04/34	EUR	10,000	16,048
Federal Republic of Germany Bonds 5.25% due 07/04/10	EUR	30,000	43,671
Federal Republic of Germany Bonds 5.38% due 01/04/10	EUR	20,000	28,749
Government of Australia Bonds 5.75% due 06/15/11	AUD	405,000	300,166
Government of Australia Bonds 5.75% due 04/15/12	AUD	40,000	29,995
Government of Australia Bonds 6.00% due 02/15/17	AUD	375,000	299,847
Government of Canada Bonds 4.50% due 06/01/15	CAD	50,000	46,208
Government of Canada Bonds 5.75% due 06/01/29	CAD	20,000	21,326
Government of Canada Bonds 5.75% due 06/01/33	CAD	120,000	132,244
Government of Canada Bonds 6.00% due 06/01/11	CAD	235,000	211,883
Government of Finland Bonds 4.38% due 07/04/19	EUR	10,000	14,680
Government of France Bonds 4.75% due 04/25/35	EUR	30,000	48,059
Government of Ireland Bonds 4.40% due 06/18/19	EUR	10,000	13,715
Government of Japan Bonds 1.40% due 09/20/11	JPY	10,800,000	122,099
Government of Japan Bonds 1.50% due 03/20/14	JPY	4,300,000	49,337
Government of Japan Bonds 1.80% due 06/20/17	JPY	18,700,000	218,675
Government of Japan Bonds 2.10% due 12/20/27	JPY	14,400,000	168,498
Government of Poland Bonds 5.00% due 10/24/13	PLN	955,000	319,313
Government of Poland Bonds 5.75% due 09/23/22	PLN	420,000	146,303
Government of Poland Bonds 6.25% due 10/24/15	PLN	250,000	87,960
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,175,000	903,835
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	25,000	37,268
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	70,000	97,218
Kingdom of Belgium Bonds 5.00% due 03/28/35	EUR	15,000	23,684
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	2,130,000	407,653
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	1,600,000	312,091
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	1,425,000	288,846
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	64,126
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	730,000	184,261
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,160,000	171,873
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	1,965,000	281,980
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,080,000	336,590
Kingdom of Spain Bonds 4.10% due 07/30/18	EUR	35,000	49,582
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,250,000	324,114
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,015,000	159,988
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	3,730,000	509,552
Republic of Austria Bonds 4.65% due 01/15/18	EUR	20,000	29,640

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount(3)	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Republic of France Bonds 4.75% due 10/25/12	EUR	115,000	$171,713
Republic of Italy Bonds 6.00% due 05/01/31	EUR	25,000	38,065

Total Foreign Government Agencies (cost $6,880,879)			7,020,944

FOREIGN GOVERNMENT TREASURIES — 3.2%
Sovereign — 3.2%
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	55,000	85,149
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	65,000	103,541
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	200,000	322,315
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	65,000	110,958
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	30,000	46,723
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	70,000	110,568

Total Foreign Government Treasuries (cost $893,979)			779,254

U.S. GOVERNMENT AGENCIES — 0.1%
Federal National Mtg. Assoc. — 0.1%
4.79% due 11/01/12		25,000	25,520
7.57% due 04/01/10		3,468	3,558

Total U.S. Government Agencies (cost $28,274)			29,078

U.S. GOVERNMENT TREASURIES — 1.3%
U.S. Treasury Bonds — 0.1%
4.50% due 05/15/38		$15,000	20,473

U.S. Treasury Notes — 1.2%
3.88% due 05/15/18		110,000	125,434
4.00% due 02/15/14		30,000	34,003
4.38% due 08/15/12		50,000	56,039
5.13% due 06/30/11		80,000	88,544

			304,020

Total U.S. Government Treasuries (cost $172,056)			324,493

Total Long-Term Investment Securities (cost $25,739,610)			23,103,412

REPURCHASE AGREEMENT — 5.1%
Banc of America Securities Joint Repurchase Agreement(6) (cost $1,235,000)		1,235,000	1,235,000

TOTAL INVESTMENTS (cost $26,974,610)(7)		99.6%	24,338,412
Other assets less liabilities		0.4	109,941

NET ASSETS		100.0%	$24,448,353

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2008. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Commercial Mortgage Backed Security
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(6)	See Note 2 for details of Joint Repurchase Agreement.
(7)	See Note 6 for cost of investments on a tax basis.
(8)	Fair valued security; see Note 2
ADR — American Depository Receipt

See Notes to Financial Statements

Open Foreign Bond Forward Contracts

				Value as of	Gross
			Value at	December 31,	Unrealized
Description	Principal Amount	Delivery Date	Trade Date	2008	Appreciation

Japanese Government Bond Series 259 1.50% due 03/20/14	JPY 136,450,000	01/14/2009	$1,432,911	$1,557,059	$124,148
Japanese Government Bond Series 286 1.80% due 06/20/17	JPY 5,000,000	01/14/2009	56,566	57,957	1,391
Japanese Government Bond Series 63 1.20% due 01/14/09	JPY 13,400,000	01/14/2009	146,684	151,150	4,466

					$130,005

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

				Value as of	Gross
			Value at	December 31,	Unrealized
Description	Principal Amount	Delivery Date	Trade Date	2008	Depreciation

Japanese Government Bond Series 259 1.50% due 03/20/14	(JPY 136,450,000)	01/14/2009	$(1,467,756)	$(1,554,189)	$(86,433)
Japanese Government Bond Series 286 1.80% due 06/20/17	(JPY 5,000,000)	01/14/2009	(56,454)	(57,842)	(1,388)

					$(87,821)

Net Unrealized Appreciation (Depreciation)					$42,184

Open Futures Contracts

					Value as of	Unrealized
Number of				Value at	December 31,	Appreciation
Contracts		Description	Expiration Date	Trade Date	2008	(Depreciation)

3	Short	U.S. Treasury 10 Year Note	March 2009	$372,864	$377,250	$(4,386)
4	Short	U.S. Treasury 5 Year Note	March 2009	472,407	476,219	(3,812)
1	Short	90 Day Euro Dollar	March 2009	245,297	247,350	(2,053)
16	Long	CME E-Mini S&P 500 Index	March 2009	697,950	720,080	22,130
3	Long	FTSE 100 Index	March 2009	182,845	189,352	6,507
1	Short	LIFFE Long Gilt	March 2009	175,535	177,519	(1,984)
4	Long	CDBE China Index	March 2009	385,661	410,725	25,064
1	Long	S&P/Toronto Stock Exchange 60	March 2009	83,325	87,469	4,144
2	Long	SFE 10 Year Treasury Bond	March 2009	1,170,451	1,175,897	5,446
2	Long	TOPIX Index	March 2009	180,511	190,182	9,671
2	Short	Euro-Bund	March 2009	341,868	347,068	(5,200)
1	Short	S&P/Toronto Stock Exchange Info Technology Index	March 2009	148,920	149,389	(469)
8	Long	Dow Jones Euro Stoxx 50	March 2009	271,135	272,450	1,315

						$56,373

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*CAD	235,000	USD	2,005,009	01/09/2009	$14,670
*CAD	1,330,000	USD	1,096,527	03/18/2009	18,936
CNY	3,492,000	USD	506,932	03/18/2009	1,048
*GBP	400,000	USD	659,385	01/09/2009	84,350
*GBP	885,000	USD	1,373,585	03/18/2009	103,130
ILS	850,000	USD	226,305	03/18/2009	1,753
*NOK	9,191,000	USD	1,323,349	03/18/2009	16,600
*SEK	8,461,000	USD	1,078,919	03/18/2009	9,966
*USD	1,232,750	AUD	1,955,000	03/18/2009	120,879
USD	621,728	CHF	720,000	01/09/2009	54,771
*USD	518,884	CHF	620,000	03/18/2009	64,096
USD	644,118	CNY	4,443,000	01/09/2009	6,735
*USD	79,031	DKK	470,000	03/18/2009	8,348
*USD	1,038,365	EUR	767,000	01/09/2009	27,610
*USD	3,230,603	EUR	2,522,000	03/18/2009	266,334
USD	152,663	INR	7,740,000	01/23/2009	5,885
*USD	586,350	JPY	55,962,000	01/09/2009	31,029
*USD	1,530,463	JPY	146,390,000	03/18/2009	86,854
USD	256,179	KRW	324,067,000	03/18/2009	1,928
*USD	146,072	NZD	265,000	03/18/2009	7,479
USD	3,120	PEN	10,000	03/18/2009	33
*USD	43,711	PLN	135,000	03/18/2009	1,491
*USD	53,178	SGD	80,000	03/18/2009	2,267
USD	122,376	ZAR	1,137,000	01/09/2009	456
*USD	145,995	ZAR	1,502,000	03/18/2009	13,303

					$949,951

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008 — (continued)

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*AED	332,000	USD	89,469	06/04/2009	$(386)
AUD	250,000	USD	173,088	01/09/2009	(1,134)
*AUD	2,196,000	USD	1,391,380	03/18/2009	(129,116)
*CHF	1,465,000	USD	1,239,737	03/18/2009	(137,787)
*DKK	7,243,000	USD	1,246,605	03/18/2009	(99,956)
*EUR	1,033,000	USD	1,402,425	01/09/2009	(33,237)
*EUR	3,098,000	USD	3,986,517	03/18/2009	(309,085)
*JPY	45,370,000	USD	439,804	01/09/2009	(60,723)
*JPY	135,294,000	USD	1,410,817	03/18/2009	(83,911)
*NZD	255,000	USD	138,376	03/18/2009	(9,380)
*PLN	1,792,000	USD	596,843	03/18/2009	(3,159)
*RON	265,000	USD	83,020	03/18/2009	(5,192)
*SAR	338,000	USD	89,786	06/04/2009	(178)
*SGD	1,378,000	USD	921,440	03/18/2009	(33,614)
TWD	5,546,000	USD	167,654	01/09/2009	(1,365)
*USD	91,929	AED	332,000	06/04/2009	(2,074)
USD	168,956	BRL	369,000	03/18/2009	(15,232)
*USD	322,273	CAD	368,000	01/09/2009	(24,212)
*USD	814,775	CAD	988,000	03/18/2009	(14,279)
*USD	642,776	GBP	384,000	01/09/2009	(90,742)
*USD	525,517	GBP	346,000	03/18/2009	(28,819)
*USD	460,983	NOK	3,209,000	03/18/2009	(4,737)
*USD	45,820	RON	135,000	03/18/2009	(882)
USD	17,580	RUB	536,000	01/23/2009	(553)
*USD	90,958	SAR	338,000	06/04/2009	(994)
*USD	230,282	SEK	1,810,000	03/18/2009	(1,609)
USD	240,798	TWD	7,850,000	01/23/2009	(1,430)
*ZAR	972,000	USD	94,772	03/18/2009	(8,315)

					$(1,102,101)

Net Unrealized Appreciation (Depreciation)					$(152,150)

*
Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AED  — United Arab Emirates Dirham
AUD  — Australian Dollar
BRL  — Brazilian Real
CAD  — Canadian Dollar
CHF  — Swiss Franc
CNY  — Yuan (Chinese) Renminbi
DKK  — Danish Krone
EUR  — Euro
GBP  — British Pound Sterling
ILS  — Israeli Shekel
INR  — Indian Rupee
JPY  — Japanese Yen
KRW  — South Korean Won
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
PEN  — Peruvian Nouveu Sol
PLN  — Polish Zloty
RON  — New Romanian Leu
RUB  — Russian Ruble
SAR  — Saudi Riyal
SEK  — Swedish Krona
SGD  — Singapore Dollar
TWD  — Taiwan Dollar
USD  — United States Dollar
ZAR  — South African Rand

(THIS PAGE INTENTIONALLY LEFT BLANK)

Anchor Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2008

		Government and	Asset
	Money Market	Quality Bond	Allocation
	Portfolio	Portfolio	Portfolio

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$1,287,587,112	$221,917,326
Short-term investment securities, at market value (unaffiliated)*	14,115,933	—	—
Repurchase agreements (cost approximates market value)	—	3,865,000	19,547,000

Total investments	14,115,933	1,291,452,112	241,464,326

Cash	2,423	43	2,452
Foreign cash*	—	—	6,717
Due from broker	—	—	—
Receivable for:
Fund shares sold	6	4,130,113	275,291
Dividends and interest	20,630	8,317,297	1,226,936
Investments sold	—	171,972,919	67,613
Prepaid expenses and other assets	2,637	17,513	31,969
Variation margin on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Unrealized appreciation on foreign bond forward contracts	—	—	—

Total assets	14,141,629	1,475,889,997	243,075,304

LIABILITIES:
Payable for:
Fund shares redeemed	362,611	99,003,684	1,589,807
Investments purchased	—	172,623,677	395,186
Investment advisory and management fees	6,008	584,451	130,450
Service fees — Class 2	—	15,570	2,685
Service fees — Class 3	—	157,748	5,537
Trustees’ fees and expenses	12,245	121,625	22,310
Other accrued expenses	28,748	176,239	69,801
Unrealized depreciation on forward foreign currency contracts	—	—	—
Unrealized depreciation on foreign bond forward contracts	—	—	—

Total liabilities	409,612	272,682,994	2,215,776

NET ASSETS	$13,732,017	$1,203,207,003	$240,859,528

NET ASSETS REPRESENTED BY:
Capital paid-in	13,730,107	1,151,099,410	294,871,320
Accumulated undistributed net investment income (loss)	1,910	51,828,907	8,602,657
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	—	(2,919,544)	(24,760,832)
Unrealized appreciation (depreciation) on investments	—	3,198,230	(37,853,408)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and foreign bond forward contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(209)

NET ASSETS	$13,732,017	$1,203,207,003	$240,859,528

Class 1 (unlimited shares authorized):
Net assets	$13,732,017	$412,437,960	$192,456,567
Shares of beneficial interest issued and outstanding	13,730,097	27,381,516	18,912,447
Net asset value, offering and redemption price per share	$1.00	$15.06	$10.18

Class 2 (unlimited shares authorized):
Net assets	$—	$116,608,670	$21,621,557
Shares of beneficial interest issued and outstanding	—	7,746,947	2,129,073
Net asset value, offering and redemption price per share	$—	$15.05	$10.16

Class 3 (unlimited shares authorized):
Net assets	$—	$674,160,373	$26,781,404
Shares of beneficial interest issued and outstanding	—	44,867,329	2,642,349
Net asset value, offering and redemption price per share	$—	$15.03	$10.14

*Cost
Long-term investment securities (unaffiliated)	$—	$1,284,388,882	$259,770,734

Short-term investment securities (unaffiliated)	$14,115,933	$—	$—

Foreign cash	$—	$—	$6,770

See Notes To Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$7,981,823	$378,503,128	$897,350,795	$219,557,280	$25,697,723	$23,103,412
—	—	—	—	—	—
195,000	7,910,000	49,430,000	9,075,000	1,485,000	1,235,000

8,176,823	386,413,128	946,780,795	228,632,280	27,182,723	24,338,412

3,655	3,426	3,215	4,068	1,494	43,544
—	—	511,424	136,344	—	25,647
—	—	—	—	73,350	218,025

—	12,026,887	15,901,269	9,603,192	218	56
12,566	498,557	684,797	496,183	108,099	162,766
25,761	1,838,198	12,631,408	—	2,714,119	270,528
9,478	35,844	70,292	18,039	8,246	8,877
—	—	—	—	11,407	16,790
—	—	—	—	—	949,951
—	—	—	—	—	130,005

8,228,283	400,816,040	976,583,200	238,890,106	30,099,656	26,164,601

8,817	430,666	1,879,782	768,892	9,541	11,153
82,605	2,758,361	15,788,428	112,056	2,837,672	418,184
4,662	228,297	533,060	138,474	22,610	20,087
—	4,107	8,188	2,444	—	—
—	26,224	77,935	22,814	—	—
3,296	119,158	220,963	23,190	24,492	16,087
41,673	85,345	154,899	93,253	49,537	60,815
—	—	30,313	—	—	1,102,101
—	—	—	—	—	87,821

141,053	3,652,158	18,693,568	1,161,123	2,943,852	1,716,248

$8,087,230	$397,163,882	$957,889,632	$237,728,983	$27,155,804	$24,448,353

12,703,028	646,905,820	1,318,562,442	228,414,235	35,698,614	31,007,195
34,309	3,865,653	(199,907)	3,450,408	615,513	1,379,122

(2,329,668)	(133,628,632)	(219,411,626)	17,615,717	(4,544,996)	(5,157,518)
(2,320,439)	(119,978,959)	(141,079,825)	(11,750,373)	(4,620,202)	(2,636,198)

—	—	—	—	6,875	98,557
—	—	18,548	(1,004)	—	(242,805)

$8,087,230	$397,163,882	$957,889,632	$237,728,983	$27,155,804	$24,448,353

$8,087,230	$225,012,641	$486,785,971	$95,709,288	$27,155,804	$24,448,353
1,513,526	16,821,912	22,217,469	3,516,193	5,787,997	4,222,620
$5.34	$13.38	$21.91	$27.22	$4.69	$5.79

$—	$34,817,693	$68,936,321	$20,858,956	$—	$—
—	2,605,509	3,177,433	769,007	—	—
$—	$13.36	$21.70	$27.12	$—	$—

$—	$137,333,548	$402,167,340	$121,160,739	$—	$—
—	10,297,599	18,642,496	4,479,973	—	—
$—	$13.34	$21.57	$27.04	$—	$—

$10,302,262	$498,482,087	$1,038,430,620	$231,307,653	$30,317,925	$25,739,610

$—	$—	$—	$—	$—	$—

$—	$—	$485,781	$136,897	$—	$25,452

Anchor Series Trust
STATEMENT OF OPERATIONS — For the year ended December 31, 2008

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

Investment Income:
Dividends (unaffiliated)	$—	$—	$4,526,890
Interest (unaffiliated)	391,893	62,232,181	6,441,887

Total investment income*	391,893	62,232,181	10,968,777

Expenses:
Investment advisory and management fees	70,072	6,808,635	2,012,557
Service fees:
Class 2	—	192,017	41,653
Class 3	—	1,783,108	83,882
Custodian and accounting fees	24,937	398,152	176,077
Reports to shareholders	3,146	178,696	37,237
Audit and tax fees	34,460	27,895	27,975
Legal fees	10,339	13,718	12,603
Trustees’ fees and expenses	698	47,584	13,474
Interest expense	—	—	—
Other expenses	8,922	12,761	10,708

Total expenses before custody credits and fees paid indirectly	152,574	9,462,566	2,416,166
Custody credits earned on cash balances	(136)	(2,752)	(734)
Fees paid indirectly (Note 4)	—	—	(51,612)

Net expenses	152,438	9,459,814	2,363,820

Net investment income (loss)	239,455	52,772,367	8,604,957

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	2,168	9,910,423	(22,099,480)
Net realized gain (loss) on futures contracts, written options contracts and foreign bond forward contracts	—	161,990	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(7,595)

Net realized gain (loss) on investments and foreign currencies	2,168	10,072,413	(22,107,075)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	(13,293,148)	(66,947,021)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and foreign bond forward contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(73)

Change in unrealized gain (loss) on investments and foreign currencies	—	(13,293,148)	(66,947,094)

Net realized and unrealized gain (loss) on investments and foreign currencies	2,168	(3,220,735)	(89,054,169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$241,623	$49,551,632	$(80,449,212)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$151,824

See Notes To Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$205,159	$8,806,855	$8,955,504	$7,404,159	$375,116	$400,625
6,181	270,863	792,895	394,255	726,845	401,034

211,340	9,077,718	9,748,399	7,798,414	1,101,961	801,659

85,497	4,227,906	9,903,193	3,390,692	360,947	321,371

—	81,715	162,095	61,801	—	—
—	489,427	1,342,146	496,684	—	—
35,715	186,464	386,716	181,204	57,676	101,133
1,735	75,458	183,900	64,244	4,939	4,449
27,889	25,642	22,179	26,163	29,222	34,613
11,701	12,685	13,390	12,570	12,580	12,544
640	26,197	62,054	20,231	1,580	1,451
—	—	982	630	—	—
7,850	13,258	23,815	14,925	6,998	7,471

171,027	5,138,752	12,100,470	4,269,144	473,942	483,032
(32)	(1,934)	(5,428)	(878)	(188)	(102)
(668)	(40,303)	(180,054)	(7,332)	(1,299)	(1,504)

170,327	5,096,515	11,914,988	4,260,934	472,455	481,426

41,013	3,981,203	(2,166,589)	3,537,480	629,506	320,233

(2,180,801)	(130,733,276)	(212,569,803)	17,963,796	(4,411,424)	(4,661,845)

—	—	(4,142,221)	—	(17,633)	(29,963)
12	948	(12,353)	(69,073)	22	922,831

(2,180,789)	(130,732,328)	(216,724,377)	17,894,723	(4,429,035)	(3,768,977)

(3,451,476)	(159,927,828)	(473,253,851)	(277,055,038)	(6,408,641)	(7,063,445)

—	—	—	—	10,420	84,718
—	(420)	16,999	(504)	—	(391,251)

(3,451,476)	(159,928,248)	(473,236,852)	(277,055,542)	(6,398,221)	(7,369,978)

(5,632,265)	(290,660,576)	(689,961,229)	(259,160,819)	(10,827,256)	(11,138,955)

$(5,591,252)	$(286,679,373)	$(692,127,818)	$(255,623,339)	$(10,197,750)	$(10,818,722)

$616	$16,210	$246,384	$548,500	$1,221	$40,205

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market		Government and Quality Bond
	Portfolio		Portfolio
	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$239,455	$577,122	$52,772,367	$50,140,220
Net realized gain (loss) on investments and foreign currencies	2,168	—	10,072,413	1,255,489
Net unrealized gain (loss) on investments and foreign currencies	—	—	(13,293,148)	14,903,336

Net increase (decrease) in net assets resulting from operations	241,623	577,122	49,551,632	66,299,045

Distributions to shareholders from:
Net investment income — Class 1	(239,713)	(577,122)	(16,816,895)	(16,173,342)
Net investment income — Class 2	—	—	(4,952,927)	(4,621,638)
Net investment income — Class 3	—	—	(29,000,047)	(20,300,618)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	(239,713)	(577,122)	(50,769,869)	(41,095,598)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	610,884	(286,840)	32,603,810	141,243,221

Total increase (decrease) in net assets	612,794	(286,840)	31,385,573	166,446,668

NET ASSETS:
Beginning of period	13,119,223	13,406,063	1,171,821,430	1,005,374,762

End of period*	$13,732,017	$13,119,223	$1,203,207,003	$1,171,821,430

* Includes accumulated undistributed net investment income (loss)	$1,910	$—	$51,828,907	$49,000,103

See Notes To Financial Statements

Asset Allocation		Growth and Income		Growth
Portfolio		Portfolio		Portfolio
For the year	For the year	For the year	For the year	For the year	For the year
ended	ended	ended	ended	ended	ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

$8,604,957	$9,543,166	$41,013	$57,437	$3,981,203	$3,749,903

(22,107,075)	52,140,030	(2,180,789)	1,965,698	(130,732,328)	116,924,543

(66,947,094)	(28,719,948)	(3,451,476)	(294,571)	(159,928,248)	(40,757,629)

(80,449,212)	32,963,248	(5,591,252)	1,728,564	(286,679,373)	79,916,817

(7,936,265)	(9,168,565)	(57,315)	(94,875)	(2,602,890)	(3,611,243)
(814,760)	(872,317)	—	—	(292,737)	(436,862)
(964,922)	(983,579)	—	—	(858,123)	(1,083,759)
(41,423,466)	(11,304,575)	(2,067,731)	(1,897,145)	(68,245,060)	(54,884,637)
(4,492,079)	(1,129,565)	—	—	(10,302,846)	(8,224,316)
(5,522,848)	(1,314,978)	—	—	(38,747,100)	(24,102,822)

(61,154,340)	(24,773,579)	(2,125,046)	(1,992,020)	(121,048,756)	(92,343,639)

(258,423)	(42,043,832)	58,304	(1,530,412)	17,165,101	(22,489,665)

(141,861,975)	(33,854,163)	(7,657,994)	(1,793,868)	(390,563,028)	(34,916,487)

382,721,503	416,575,666	15,745,224	17,539,092	787,726,910	822,643,397

$240,859,528	$382,721,503	$8,087,230	$15,745,224	$397,163,882	$787,726,910

$8,602,657	$9,644,862	$34,309	$50,599	$3,865,653	$3,637,302

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation
	Portfolio

	For the year	For the year
	ended	ended
	December 31, 2008	December 31, 2007

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,166,589)	$(3,394,347)
Net realized gain (loss) on investments and foreign currencies	(216,724,377)	294,977,197
Net unrealized gain (loss) on investments and foreign currencies	(473,236,852)	119,883,993

Net increase (decrease) in net assets resulting from operations	(692,127,818)	411,466,843

Distributions to shareholders from:
Net investment income — Class 1	—	(3,385,276)
Net investment income — Class 2	—	(307,502)
Net investment income — Class 3	—	(851,999)
Net realized gain on securities — Class 1	(154,260,560)	(110,775,773)
Net realized gain on securities — Class 2	(22,161,036)	(15,571,308)
Net realized gain on securities — Class 3	(115,704,548)	(65,922,831)

Total distributions to shareholders	(292,126,144)	(196,814,689)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	130,082,732	31,809,379

Total increase (decrease) in net assets	(854,171,230)	246,461,533

NET ASSETS:
Beginning of period	1,812,060,862	1,565,599,329

End of period*	$957,889,632	$1,812,060,862

* Includes accumulated undistributed net investment income (loss)	$(199,907)	$(204,479)

See Notes To Financial Statements

Natural Resources		Multi-Asset		Strategic Multi-Asset
Portfolio		Portfolio		Portfolio
For the year	For the year	For the year	For the year	For the year	For the year
ended	ended	ended	ended	ended	ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

$3,537,480	$3,363,427	$629,506	$748,151	$320,233	$393,783
17,894,723	81,485,054	(4,429,035)	3,835,023	(3,768,977)	5,567,291
(277,055,542)	69,266,062	(6,398,221)	(810,136)	(7,369,978)	136,006

(255,623,339)	154,114,543	(10,197,750)	3,773,038	(10,818,722)	6,097,080

(1,799,816)	(2,824,023)	(746,766)	(828,591)	—	—
(304,366)	(480,495)	—	—	—	—
(1,322,129)	(1,662,077)	—	—	—	—
(36,493,361)	(12,401,812)	(3,817,940)	(3,211,863)	(5,877,248)	(3,127,102)
(7,429,173)	(2,353,810)	—	—	—	—
(37,212,380)	(8,779,098)	—	—	—	—

(84,561,225)	(28,501,315)	(4,564,706)	(4,040,454)	(5,877,248)	(3,127,102)

35,790,198	15,860,752	(1,312,234)	(3,825,795)	2,109,971	(4,390,268)

(304,394,366)	141,473,980	(16,074,690)	(4,093,211)	(14,585,999)	(1,420,290)

542,123,349	400,649,369	43,230,494	47,323,705	39,034,352	40,454,642

$237,728,983	$542,123,349	$27,155,804	$43,230,494	$24,448,353	$39,034,352

$3,450,408	$3,408,312	$615,513	$741,889	$1,379,122	$(249,570)

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

1. Organization:  Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by AIG SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment objectives for each Portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investments in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated more than other Portfolios.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

Indemnifications:  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has adopted procedures intended to stabilize the Money Market Portfolios’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolios’ market-based net asset value per share deviates from the Portfolios’ amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the Securities and Exchange Commission or its staff, effective November 3, 2008, for shadow pricing purposes the Money Market Portfolio valued certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the market-based value through January 12, 2009.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 —	Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of December 31, 2008:

			Government and Quality
	Money Market Portfolio		Bond Portfolio		Asset Allocation Fund
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$—	$—	$88,188,292	$—	$145,089,996	$—
Level 2 — Other Significant Observable Inputs	14,115,933	—	1,203,263,820	—	96,374,328	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	3	—

Total	$14,115,933	$—	$1,291,452,112	$—	$241,464,326	$—

	Growth and Income Portfolio		Growth Portfolio		Capital Appreciation Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$7,981,823	$—	$378,503,128	$—	$801,368,159	$(30,313)
Level 2 — Other Significant Observable Inputs	195,000	—	7,910,000	—	145,412,636	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$8,176,823	$—	$386,413,128	$—	$946,780,795	$(30,313)

	Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$190,010,977	$—	$17,174,588	$6,875	$9,776,895	$(95,777)
Level 2 — Other Significant Observable Inputs	38,621,303	—	10,008,135	—	14,361,771	42,184
Level 3 — Significant Unobservable Inputs	—	—	—	—	199,746	—

Total	$228,632,280	$—	$27,182,723	$6,875	$24,338,412	$(53,593)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation Fund		Strategic Multi-Asset Portfolio
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*

Balance as of 12/31/2007	$3	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	(69,919)	—
Change in unrealized appreciation(depreciation)	—	—	(52,126)	—
Net purchases(sales)	—	—	321,791	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 12/31/2008	$3	$—	$199,746	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of December 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

	Percentage	Principal
Portfolio	Interest	Amount

Government and Quality Bond	4.47%	$3,865,000
Growth and Income	0.23	195,000
Growth	9.16	7,910,000
Capital Appreciation	57.21	49,430,000
Natural Resources	10.50	9,075,000
Multi-Asset	1.72	1,485,000
Strategic Multi-Asset	1.43	1,235,000

As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

Banc of America Securities, dated December 31, 2008, bearing interest at a rate of 0.03% per annum, with a principal amount of $86,395,000, a repurchase price of $86,395,144, and a maturity date of January 2, 2009. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bills	0.36%	10/22/09	$88,345,000	$88,087,587

Mortgage-Backed Dollar Rolls:  During the year ended December 31, 2008, the Government and Quality Bond Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Multi-Asset Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures transactions, the Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). The Portfolio’s activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At December 31, 2008, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Multi-Asset and Strategic Multi-Asset Portfolios includes amounts set aside for margin requirements for open futures contracts.

Bond Forward Contracts:  A bond forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. The agreed-upon date is called the settlement date. The agreed upon price, which is set at the start of the agreement, is called the forward price. The forward price is also the price at which the bond forward contract will settle. The market value of the contract will fluctuate with changes in the underlying asset as a result of certain factors including but not limited to credit risk. The change in market value of the bond forward contract is recorded by the Portfolio as unrealized gain or loss. In a forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Consequently, counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front, the amount of counterparty credit risk is limited to the mark-to-market profit (loss) of the contract, rather than the contract’s full notional value. Bond forward contracts trade in the over-the-counter market in the same way physical bonds trade, and liquidity is typically identical to the underlying physical bond on which the bond forward contract is based.

Options Contracts:  An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

For the year ended December 31, 2008, transactions in written options were as follows:

Capital Appreciation Portfolio
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2007	—	$—
Options written during the period	2,418	1,067,035
Options terminated in closing purchase transactions	(2,418)	(1,067,035)
Options exercised	—	—
Options expired	—	—

Options outstanding as of December 31, 2008	—	$—

Securities Transactions, Dividends, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2005.

New Accounting Pronouncements:  In March 2008, FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Trust’s disclosures in the financial statements.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

3. Investment Advisory and Management Agreement:  The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

	Average Daily	Management
Portfolio	Net Assets	Fee

Money Market	$0-$150 million	.500%
	> $150 million	.475%
	> $250 million	.450%
	> $500 million	.425%

Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

Natural Resources	> $0.750%
Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Strategic Multi-Asset	$0-$200 million	1.000%
Multi-Asset	> $200 million	.875%
	> $500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Money Market	$0-$500 million	.075%
	> $500 million	.020%

Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

Growth	$0-$50 million	.325%
Growth and Income	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%

Multi-Asset	$0-$50 million	.250%
	> $50 million	.175%
	> $150 million	.150%

Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

For the year ended December 31, 2008, SAAMCo accrued fees of $27,180,870 from the Trust, of which SAAMCo informed the Trust that $18,841,291 was retained and $8,339,579 was paid to Wellington Management and EDGE, respectively.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On September 22, 2008, AIG, the ultimate parent of SAAMCo, entered into a revolving credit facility (the “Credit Facility”) and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the “Preferred Stock”) to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

4. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the year ended December 31, 2008, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Total Expense
Portfolio	Reductions

Asset Allocation	$51,612
Growth and Income	668
Growth	40,303
Capital Appreciation	180,054
Natural Resources	7,332
Multi-Asset	1,299
Strategic Multi-Asset	1,504

5. Securities Transactions:  The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2008 were as follows:

		Government and	Asset	Growth and		Capital	Natural		Strategic
	Money Market	Quality Bond	Allocation	Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Purchases (excluding U.S. government securities)	$—	$90,511,808	$138,788,708	$14,742,118	$809,104,572	$1,773,194,699	$52,408,942	$29,630,623	$47,035,546
Sales (excluding U.S. government securities)	—	33,952,321	138,247,144	16,643,772	913,343,955	1,976,293,384	85,287,214	31,875,487	48,418,267
Purchases of U.S. government securities	—	1,119,064,501	6,506,392	—	—	—	—	5,359,303	253,759
Sales of U.S. government securities	—	1,021,807,456	44,363,661	—	—	—	—	7,095,391	1,532,510

6. Federal Income Taxes:  The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, partnership investments, and derivatives transactions.

	For The Year Ended December 31, 2008
	Distributable Earnings			Tax Distributions
		Long-Term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	and Other Losses	(Depreciation)*	Income	Capital Gains

Money Market	$14,124	$—	$—	$239,713	$—
Government and Quality Bond	53,631,977	(2,319,412)	912,215	50,769,869	—
Asset Allocation	8,657,823	(11,421,756)	(39,864,142)	17,119,715	44,034,625
Growth and Income	37,582	(989,577)	(2,390,044)	793,865	1,331,181
Growth	3,983,554	(61,200,348)	(123,377,289)	61,965,057	59,083,699
Capital Appreciation	—	(79,726,185)	(141,490,919)	178,796,841	113,329,303
Natural Resources	3,470,769	17,951,113	(12,085,554)	3,426,311	81,134,914
Multi-Asset	650,258	(2,048,822)	(4,741,441)	2,124,667	2,440,039
Strategic Multi-Asset	1,506,236	(3,256,934)	(2,899,880)	3,031,525	2,845,723

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For The Year Ended
	December 31, 2007
	Tax Distributions
	Ordinary	Long-Term
	Income	Capital Gains

Money Market Portfolio	$577,122	$—
Government and Quality Bond	41,095,598	—
Asset Allocation	11,024,461	13,749,118
Growth and Income	401,269	1,590,751
Growth Portfolio	34,869,602	57,474,037
Capital Appreciation	61,580,816	135,233,873
Natural Resources	10,382,480	18,118,835
Multi-Asset Portfolio	1,297,490	2,472,964
Strategic Multi-Asset	1,673,059	1,454,043

As of December 31, 2008, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2012	2014	2016

Money Market	$—	$—	$—
Government and Quality Bond	—	2,319,412	—
Asset Allocation	—	—	11,421,756
Growth and Income	—	—	989,577
Growth	—	—	61,200,348
Capital Appreciation	—	—	79,726,185
Natural Resources	—	—	—
Multi-Asset	—	—	2,048,822
Strategic Multi-Asset	—	—	3,256,934

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2008.

Capital Loss
Carryforward
Portfolio	Utilized

Money Market Portfolio	$—
Government and Quality Bond	9,608,847
Asset Allocation	—
Growth and Income	—
Growth Portfolio	—
Capital Appreciation	—
Natural Resources	—
Multi-Asset Portfolio	—
Strategic Multi-Asset	—

Under the current law, capital and foreign currency losses realized after October 31 and prior to the Portfolio’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2008, the Portfolios elected to defer capital and foreign currency losses as follows:

	Deferred	Deferred
	Post-October	Post-October
Portfolio	Capital Loss	Currency Loss

Money Market	$—	$—
Government and Quality Bond	—	—
Asset Allocation	11,362,154	—
Growth and Income	1,270,485	—
Growth	69,029,953	—
Capital Appreciation	139,238,798	—
Natural Resources	—	—
Multi-Asset	2,346,626	—
Strategic Multi-Asset	1,884,929	—

For the year ended December 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, principal paydown adjustments, partnership investments, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

	Accumulated	Accumulated
	Undistributed	Undistributed
	Net Investment	Net Realized	Capital
Portfolio	Income (Loss)	Gain (Loss)	Paid-in

Money Market Portfolio	$2,168	$(2,168)	$—
Government and Quality Bond	826,306	(826,306)	—
Asset Allocation	68,785	(68,785)	—
Growth and Income	12	(12)	—
Growth Portfolio	898	(898)	—
Capital Appreciation	2,171,161	12,353	(2,183,514)
Natural Resources	(69,073)	69,073	—
Multi-Asset Portfolio	(9,116)	9,116	—
Strategic Multi-Asset	1,308,459	(1,308,459)	—

As of December 31, 2008, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Money Market	$—	$—	$—	$14,115,933
Government and Quality Bond	41,972,938	(41,060,723)	912,215	1,290,539,897
Asset Allocation	4,444,897	(44,308,830)	(39,863,933)	281,328,259
Growth and Income	10,792	(2,400,836)	(2,390,044)	10,566,867
Growth	967,391	(124,344,680)	(123,377,289)	509,790,417
Capital Appreciation	53,394,783	(194,921,253)	(141,526,470)	1,088,307,265
Natural Resources	42,424,856	(54,510,624)	(12,085,768)	240,718,048
Multi-Asset	376,769	(5,118,210)	(4,741,441)	31,924,164
Strategic Multi-Asset	676,219	(3,455,885)	(2,779,666)	27,118,078

Note 7. Capital Share Transactions:  Transactions in capital shares of each class of each fund were as follows:

	Money Market Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	10,073,638	$10,073,707	7,782,829	$7,782,829
Reinvested dividends	239,713	239,713	577,122	577,122
Shares redeemed	(9,702,477)	(9,702,536)	(8,646,791)	(8,646,791)

Net increase (decrease)	610,874	$610,884	(286,840)	$(286,840)

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2008		December 31, 2007		December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11,214,922	$167,610,917	5,439,499	$80,904,532	2,818,886	$42,199,534	1,158,938	$17,221,882
Reinvested dividends	1,131,385	16,816,895	1,104,187	16,173,342	333,294	4,952,927	315,583	4,621,638
Shares redeemed	(12,832,715)	(191,396,523)	(8,818,625)	(130,991,400)	(3,768,236)	(56,147,911)	(2,023,179)	(30,039,593)

Net increase (decrease)	(486,408)	$(6,968,711)	(2,274,939)	$(33,913,526)	(616,056)	$(8,995,450)	(548,658)	$(8,196,073)

	Government and Quality Bond Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	23,555,072	$352,462,815	18,006,359	$266,863,566
Reinvested dividends	1,954,335	29,000,047	1,388,061	20,300,618
Shares redeemed	(22,383,342)	(332,894,891)	(7,000,775)	(103,811,364)

Net increase (decrease)	3,126,065	$48,567,971	12,393,645	$183,352,820

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2008		December 31, 2007		December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,392,584	$18,971,186	1,039,871	$17,370,049	203,668	$2,841,491	226,845	$3,772,036
Reinvested dividends	4,049,627	49,359,731	1,284,556	20,473,140	436,082	5,306,839	125,788	2,001,882
Shares redeemed	(5,550,972)	(73,321,761)	(5,099,615)	(85,123,746)	(506,492)	(6,855,227)	(378,164)	(6,317,782)

Net increase (decrease)	(108,761)	$(4,990,844)	(2,775,188)	$(47,280,557)	133,258	$1,293,103	(25,531)	$(543,864)

	Asset Allocation Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	720,487	$9,683,127	632,375	$10,517,068
Reinvested dividends	534,008	6,487,770	144,637	2,298,557
Shares redeemed	(963,217)	(12,731,579)	(424,803)	(7,035,036)

Net increase (decrease)	291,278	$3,439,318	352,209	$5,780,589

	Growth and Income Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	83,220	$515,309	81,072	$922,014
Reinvested dividends	283,655	2,125,046	188,271	1,992,020
Shares redeemed	(323,107)	(2,582,051)	(389,749)	(4,444,446)

Net increase (decrease)	43,768	$58,304	(120,406)	$(1,530,412)

	Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2008		December 31, 2007		December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,601,905	$32,173,782	1,214,231	$36,567,311	387,138	$7,385,953	179,300	$5,358,690
Reinvested dividends	3,678,355	70,847,950	2,102,624	58,495,880	550,396	10,595,583	311,570	8,661,178
Shares redeemed	(5,672,104)	(122,241,995)	(4,900,722)	(146,924,245)	(927,013)	(19,826,776)	(693,164)	(20,775,641)

Net increase (decrease)	(391,844)	$(19,220,263)	(1,583,867)	$(51,861,054)	10,521	$(1,845,240)	(202,294)	$(6,755,773)

	Growth Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	2,451,307	$51,486,828	1,690,005	$50,372,719
Reinvested dividends	2,060,800	39,605,223	907,467	25,186,581
Shares redeemed	(2,512,163)	(52,861,447)	(1,320,117)	(39,432,138)

Net increase (decrease)	1,999,944	$38,230,604	1,277,355	$36,127,162

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2008		December 31, 2007		December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,824,491	$63,058,828	1,800,450	$81,153,952	385,799	$13,087,933	289,165	$12,926,104
Reinvested dividends	5,039,056	154,260,560	2,690,764	114,161,049	730,730	22,161,036	376,452	15,878,810
Shares redeemed	(6,888,849)	(231,494,142)	(6,599,701)	(293,142,453)	(1,063,391)	(34,923,045)	(835,688)	(36,907,657)

Net increase (decrease)	(25,302)	$(14,174,754)	(2,108,487)	$(97,827,452)	53,138	$325,924	(170,071)	$(8,102,743)

	Capital Appreciation Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	4,788,832	$160,010,892	4,367,323	$192,366,680
Reinvested dividends	3,835,746	115,704,548	1,588,445	66,774,830
Shares redeemed	(4,012,462)	(131,783,878)	(2,722,626)	(121,401,936)

Net increase (decrease)	4,612,116	$143,931,562	3,233,142	$137,739,574

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2008		December 31, 2007		December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	755,676	$43,443,829	760,078	$47,308,278	221,271	$12,187,524	188,887	$11,918,301
Reinvested dividends	927,109	38,293,177	246,765	15,225,835	187,805	7,733,539	46,056	2,834,305
Shares redeemed	(2,110,190)	(109,061,170)	(1,506,006)	(91,427,120)	(388,319)	(19,603,745)	(320,285)	(19,715,697)

Net increase (decrease)	(427,405)	$(27,324,164)	(499,163)	$(28,893,007)	20,757	$317,318	(85,342)	$(4,963,091)

	Natural Resources Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	2,036,135	$107,026,138	1,419,517	$88,918,201
Reinvested dividends	938,248	38,534,509	170,039	10,441,175
Shares redeemed	(1,619,880)	(82,763,603)	(799,910)	(49,642,526)

Net increase (decrease)	1,354,503	$62,797,044	789,646	$49,716,850

	Multi-Asset Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	87,854	$508,479	69,672	$523,830
Reinvested dividends	789,926	4,564,706	563,983	4,040,454
Shares redeemed	(1,041,279)	(6,385,419)	(1,111,826)	(8,390,079)

Net increase (decrease)	(163,499)	$(1,312,234)	(478,171)	$(3,825,795)

	Strategic Multi-Asset Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	95,156	$721,622	103,444	$1,006,452
Reinvested dividends	848,101	5,877,248	333,845	3,127,102
Shares redeemed	(567,576)	(4,488,899)	(866,623)	(8,523,822)

Net increase (decrease)	375,681	$2,109,971	(429,334)	$(4,390,268)

8. Trustees’ Retirement Plan:  The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the disinterested Trustees. The Retirement Plan provides generally that a disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of December 31, 2008
	Retirement	Retirement	Retirement
	Plan	Plan	Plan
Portfolio	Liability	Expense	Payments

Money Market	$12,214	$104	$499
Government and Quality Bond	117,187	9,220	6,783
Asset Allocation	21,562	3,093	610
Growth and Income	3,273	127	3,563
Growth	117,902	6,309	4,079
Capital Appreciation	216,910	14,457	2,026
Natural Resources	21,580	4,258	298
Multi-Asset	24,411	350	703
Strategic Multi-Asset	16,014	309	641

9. Lines of Credit:  The SunAmerica Family of Mutual Funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank & Trust Company, the Portfolios’ custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the year ended December 31, 2008, the following Portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Capital Appreciation	5	$982	$2,661,833	2.68%
Natural Resources	4	630	2,037,565	2.94

At December 31, 2008, there were no borrowings outstanding.

10. Interfund Lending Agreement:  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2008, none of the Portfolios participated in the program.

11.  Investment Concentration:  All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio.

Government and Quality Bond Portfolio, Asset Allocation Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the year ended December 31, 2008, the Portfolios had 68.1%, 18.3%, 20.6%, and 0.1%, respectively, of their net assets invested in such securities.

12.  Other Matters:  On October 6, 2008, the Board approved the participation of the Money Market Portfolio (the “Portfolio”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through the initial termination date of the Program which was December 18, 2008. On November 24, 2008 the U.S. Department of Treasury (“Treasury”) announced an extension of the Program until April 30, 2009, and on December 4, 2008, the Board approved the continued participation of the Portfolio in the Program. The Program’s guarantee only applies to shareholders of the Portfolio as of the close of business on September 19, 2008. Subject to certain conditions and limitations, the per share amount held by shareholders of the Portfolio as of the close of business on September 19, 2008 are guaranteed against loss in the event the per share net asset value falls below $0.995 (a “Guarantee Event”) and the Portfolio subsequently liquidates. Participation in the Program for the initial term, required a payment to the Treasury in the amount of 0.010% of the net asset value of the Portfolio as of the close of business on September 19, 2008. Continued participation in the Program from December 19, 2008 until April 30, 2009 required an additional payment to the Treasury in the amount of 0.015% of the net asset value of the Portfolio as of the close of business on September 19, 2008. The cost to participate in the Program was borne by the Portfolio and is included in the other expenses line on the Statement of Operations. The total guaranteed payments that may be made by the Treasury under the Program, for all money market funds participating in the Program, is dependent upon the availability of assets in the Treasury’s Exchange Stabilization Fund, which is currently valued at approximately $50 billion. The Secretary of the Treasury may elect to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended further, the Board will consider whether to continue to participate in the Program. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Portfolio cease to participate in the Program, neither the Portfolio nor any shareholder will be entitled to any payment under the Program. Please refer to the Portfolio prospectus for additional information about the Program.

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS

					Dividends	Distributions						Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses	income (loss)	Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average	to average	turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets	net assets	rate

Money Market Portfolio Class 1
12/31/04	$1.00	$0.00	$—	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.35%	$16,095	1.06%	0.33%	—%
12/31/05	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.25	13,549	1.04	2.21	—
12/31/06	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.12	13,406	0.97	4.05	—
12/31/07	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.39	13,119	0.98	4.30	—
12/31/08	1.00	0.02	(0.00)	0.02	(0.02)	—	(0.02)	1.00	1.74	13,732	1.09	1.71	—

Government and Quality Bond Portfolio Class 1
12/31/04	15.21	0.55	(0.03)	0.52	(0.74)	(0.01)	(0.75)	14.98	3.41	557,465	0.60	3.56	37	(3)
12/31/05	14.98	0.55	(0.16)	0.39	(0.59)	—	(0.59)	14.78	2.62	500,354	0.61	3.68	56	(3)
12/31/06	14.78	0.65	(0.17)	0.48	(0.55)	—	(0.55)	14.71	3.31	443,469	0.60	4.41	58
12/31/07	14.71	0.72	0.20	0.92	(0.58)	—	(0.58)	15.05	6.33	419,351	0.59	4.80	41
12/31/08	15.05	0.65	(0.01)	0.64	(0.63)	—	(0.63)	15.06	4.29	412,438	0.59	4.32	87

Government and Quality Bond Portfolio Class 2
12/31/04	15.20	0.52	(0.03)	0.49	(0.71)	(0.01)	(0.72)	14.97	3.26	145,923	0.75	3.40	37	(3)
12/31/05	14.97	0.53	(0.16)	0.37	(0.57)	—	(0.57)	14.77	2.46	140,494	0.76	3.53	56	(3)
12/31/06	14.77	0.63	(0.17)	0.46	(0.53)	—	(0.53)	14.70	3.15	131,035	0.75	4.26	58
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	(0.55)	15.04	6.18	125,766	0.74	4.65	41
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	(0.61)	15.05	4.14	116,609	0.74	4.17	87

Government and Quality Bond Portfolio Class 3
12/31/04	15.18	0.48	—	0.48	(0.70)	(0.01)	(0.71)	14.95	3.16	221,572	0.85	3.28	37	(3)
12/31/05	14.95	0.51	(0.16)	0.35	(0.55)	—	(0.55)	14.75	2.37	304,653	0.86	3.43	56	(3)
12/31/06	14.75	0.60	(0.16)	0.44	(0.51)	—	(0.51)	14.68	3.06	430,871	0.85	4.16	58
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	(0.54)	15.01	6.02	626,704	0.84	4.54	41
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	(0.59)	15.03	4.12	674,160	0.84	4.07	87

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

Government and Quality Bond Portfolio	50%	65%

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Asset Allocation Portfolio Class 1
12/31/04	$13.72	$0.38	$1.01	$1.39	$(0.39)	$—	$(0.39)	$14.72	10.32%	$463,446	0.67%		2.68%		35	%(4)
12/31/05	14.72	0.41	0.32	0.73	(0.46)	—	(0.46)	14.99	5.00	396,376	0.67	(3)	2.76	(3)	25	(4)
12/31/06	14.99	0.39	1.27	1.66	(0.51)	—	(0.51)	16.14	11.31	351,839	0.66	(3)	2.53	(3)	27
12/31/07	16.14	0.40	0.94	1.34	(0.49)	(0.60)	(1.09)	16.39	8.47	311,693	0.69	(3)	2.39	(3)	71
12/31/08	16.39	0.38	(3.67)	(3.29)	(0.47)	(2.45)	(2.92)	10.18	(23.03)	192,457	0.71	(3)	2.70	(3)	48

Asset Allocation Portfolio Class 2
12/31/04	13.71	0.35	1.01	1.36	(0.37)	—	(0.37)	14.70	10.12	33,017	0.82		2.55		35	(4)
12/31/05	14.70	0.39	0.32	0.71	(0.44)	—	(0.44)	14.97	4.86	32,146	0.82	(3)	2.61	(3)	25	(4)
12/31/06	14.97	0.37	1.26	1.63	(0.49)	—	(0.49)	16.11	11.10	32,574	0.81	(3)	2.38	(3)	27
12/31/07	16.11	0.37	0.94	1.31	(0.46)	(0.60)	(1.06)	16.36	8.34	32,643	0.84	(3)	2.24	(3)	71
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86	(3)	2.56	(3)	48

Asset Allocation Portfolio Class 3
12/31/04	13.70	0.34	1.01	1.35	(0.36)	—	(0.36)	14.69	10.04	12,638	0.92		2.52		35	(4)
12/31/05	14.69	0.37	0.31	0.68	(0.42)	—	(0.42)	14.95	4.71	18,141	0.92	(3)	2.51	(3)	25	(4)
12/31/06	14.95	0.35	1.27	1.62	(0.48)	—	(0.48)	16.09	11.01	32,163	0.91	(3)	2.30	(3)	27
12/31/07	16.09	0.35	0.94	1.29	(0.45)	(0.60)	(1.05)	16.33	8.19	38,386	0.94	(3)	2.13	(3)	71
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96	(3)	2.47	(3)	48

Growth and Income Portfolio Class 1
12/31/04	10.59	0.09	0.56	0.65	(0.05)	—	(0.05)	11.19	6.21	20,010	1.15		0.82		43
12/31/05	11.19	0.05	0.48	0.53	(0.11)	(0.45)	(0.56)	11.16	4.75	18,090	1.11	(3)	0.47	(3)	57
12/31/06	11.16	0.06	1.09	1.15	(0.06)	(1.22)	(1.28)	11.03	11.21	17,539	1.09	(3)	0.55	(3)	86
12/31/07	11.03	0.04	1.07	1.11	(0.07)	(1.36)	(1.43)	10.71	10.23	15,745	1.15	(3)	0.33	(3)	85
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40	(3)	0.33	(3)	122

(1)	Calculated based upon average shares outstanding.

(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08

Asset Allocation Portfolio Class 1	0.02%	0.01%	0.01%	0.02%
Asset Allocation Portfolio Class 2	0.02	0.01	0.01	0.02
Asset Allocation Portfolio Class 3	0.02	0.01	0.01	0.02
Growth and Income Portfolio Class 1	0.01	0.01	0.00	0.01

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

Asset Allocation Portfolio	35%	25%

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Growth Portfolio Class 1
12/31/04	$25.01	$0.23	$2.46	$2.69	$(0.14)	$—	$(0.14)	$27.56	10.82%	$622,822	0.72%		0.91%		80%
12/31/05	27.56	0.17	1.76	1.93	(0.25)	(1.05)	(1.30)	28.19	7.11	568,040	0.73	(3)	0.61	(3)	87
12/31/06	28.19	0.20	3.30	3.50	(0.19)	(2.73)	(2.92)	28.77	13.30	540,802	0.70	(3)	0.70	(3)	106
12/31/07	28.77	0.16	2.74	2.90	(0.22)	(3.39)	(3.61)	28.06	10.21	482,934	0.72	(3)	0.53	(3)	120
12/31/08	28.06	0.17	(10.04)	(9.87)	(0.18)	(4.63)	(4.81)	13.38	(40.41)	225,013	0.74	(3)	0.73	(3)	134

Growth Portfolio Class 2
12/31/04	24.99	0.20	2.46	2.66	(0.11)	—	(0.11)	27.54	10.69	82,012	0.87		0.80		80
12/31/05	27.54	0.13	1.76	1.89	(0.21)	(1.05)	(1.26)	28.17	6.97	80,793	0.88	(3)	0.46	(3)	87
12/31/06	28.17	0.16	3.28	3.44	(0.14)	(2.73)	(2.87)	28.74	13.11	80,394	0.85	(3)	0.55	(3)	106
12/31/07	28.74	0.12	2.73	2.85	(0.18)	(3.39)	(3.57)	28.02	10.03	72,714	0.87	(3)	0.38	(3)	120
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89	(3)	0.58	(3)	134

Growth Portfolio Class 3
12/31/04	24.97	0.20	2.43	2.63	(0.09)	—	(0.09)	27.51	10.56	103,371	0.97		0.82		80
12/31/05	27.51	0.10	1.76	1.86	(0.19)	(1.05)	(1.24)	28.13	6.85	152,807	0.98	(3)	0.37	(3)	87
12/31/06	28.13	0.13	3.28	3.41	(0.12)	(2.73)	(2.85)	28.69	12.98	201,447	0.95	(3)	0.46	(3)	106
12/31/07	28.69	0.09	2.73	2.82	(0.15)	(3.39)	(3.54)	27.97	9.95	232,079	0.97	(3)	0.28	(3)	120
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99	(3)	0.49	(3)	134

Capital Appreciation Portfolio Class 1
12/31/04	30.29	0.08	2.68	2.76	—	—	—	33.05	9.11	1,151,163	0.76		0.27		100
12/31/05	33.05	0.05	3.80	3.85	(0.10)	—	(0.10)	36.80	11.67	1,064,718	0.77	(3)	0.12	(3)	86
12/31/06	36.80	0.16	4.03	4.19	(0.06)	(0.09)	(0.15)	40.84	11.39	994,508	0.74	(3)	0.40	(3)	124
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75	(3)	(0.12	)(3)	133
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75	(3)	(0.06	)(3)	129

Capital Appreciation Portfolio Class 2
12/31/04	30.18	0.05	2.65	2.70	—	—	—	32.88	8.95	133,501	0.91		0.15		100
12/31/05	32.88	—	3.77	3.77	(0.05)	—	(0.05)	36.60	11.49	135,351	0.92	(3)	(0.03	)(3)	86
12/31/06	36.60	0.10	4.02	4.12	(0.01)	(0.09)	(0.10)	40.62	11.25	133,815	0.89	(3)	0.25	(3)	124
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	(5.32)	(5.42)	45.89	27.49	143,365	0.90	(3)	(0.27	)(3)	133
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89	(3)	(0.21	)(3)	129

Capital Appreciation Portfolio Class 3
12/31/04	30.15	0.05	2.62	2.67	—	—	—	32.82	8.86	172,636	1.01		0.16		100
12/31/05	32.82	(0.04)	3.78	3.74	(0.03)	—	(0.03)	36.53	11.39	271,144	1.02	(3)	(0.13	)(3)	86
12/31/06	36.53	0.05	4.01	4.06	—	(0.09)	(0.09)	40.50	11.12	437,276	0.99	(3)	0.13	(3)	124
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	(5.32)	(5.39)	45.72	27.35	641,504	1.00	(3)	(0.37	)(3)	133
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00	(3)	(0.31	)(3)	129

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08

Growth Portfolio Class 1	0.02%	0.01%	0.00%	0.01%
Growth Portfolio Class 2	0.02	0.01	0.01	0.01
Growth Portfolio Class 3	0.02	0.01	0.01	0.01
Capital Appreciation Class 1	0.02	0.01	0.01	0.01
Capital Appreciation Class 2	0.02	0.01	0.01	0.01
Capital Appreciation Class 3	0.02	0.01	0.01	0.01

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning of	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Natural Resources Portfolio Class 1
12/31/04	$26.17	$0.23	$6.14	$6.37	$(0.21)	$(0.96)	$(1.17)	$31.37	25.01%	$144,981	0.87%		0.85%		21%
12/31/05	31.37	0.36	14.01	14.37	(0.19)	(1.82)	(2.01)	43.73	46.13	227,634	0.84	(3)	0.95	(3)	11
12/31/06	43.73	0.69	9.99	10.68	(0.33)	(1.36)	(1.69)	52.72	24.93 (5)	234,235	0.81	(3)	1.37	(3)	12
12/31/07	52.72	0.51	20.19	20.70	(0.72)	(3.18)	(3.90)	69.52	40.20	274,175	0.81	(3)	0.82	(3)	25
12/31/08	69.52	0.51	(31.15)	(30.64)	(0.55)	(11.11)	(11.66)	27.22	(49.79)	95,709	0.82	(3)	0.88	(3)	12

Natural Resources Portfolio Class 2
12/31/04	26.14	0.19	6.14	6.33	(0.18)	(0.96)	(1.14)	31.33	24.87	24,440	1.02		0.70		21
12/31/05	31.33	0.30	13.98	14.28	(0.15)	(1.82)	(1.97)	43.64	45.89	37,906	0.99	(3)	0.80	(3)	11
12/31/06	43.64	0.61	9.97	10.58	(0.27)	(1.36)	(1.63)	52.59	24.74 (5)	43,837	0.96	(3)	1.22	(3)	12
12/31/07	52.59	0.42	20.13	20.55	(0.65)	(3.18)	(3.83)	69.31	39.98	51,863	0.96	(3)	0.67	(3)	25
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	(11.11)	(11.57)	27.12	(49.88)	20,859	0.97	(3)	0.74	(3)	12

Natural Resources Portfolio Class 3
12/31/04	26.11	0.16	6.13	6.29	(0.16)	(0.96)	(1.12)	31.29	24.76	21,562	1.12		0.61		21
12/31/05	31.29	0.25	13.96	14.21	(0.13)	(1.82)	(1.95)	43.56	45.73	59,608	1.09	(3)	0.68	(3)	11
12/31/06	43.56	0.52	10.00	10.52	(0.24)	(1.36)	(1.60)	52.48	24.62 (5)	122,578	1.07	(3)	1.07	(3)	12
12/31/07	52.48	0.35	20.09	20.44	(0.60)	(3.18)	(3.78)	69.14	39.85	216,086	1.05	(3)	0.57	(3)	25
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	(11.11)	(11.50)	27.04	(49.93)	121,161	1.07	(3)	0.68	(3)	12

Multi-Asset Portfolio Class 1
12/31/04	7.61	0.11	0.23	0.34	(0.13)	—	(0.13)	7.82	4.60	58,828	1.17		1.49		46	(4)
12/31/05	7.82	0.11	0.19	0.30	(0.15)	(0.34)	(0.49)	7.63	3.91	50,988	1.19	(3)	1.42	(3)	69	(4)
12/31/06	7.63	0.13	0.42	0.55	(0.13)	(0.69)	(0.82)	7.36	7.72	47,324	1.17	(3)	1.69	(3)	88
12/31/07	7.36	0.12	0.49	0.61	(0.15)	(0.56)	(0.71)	7.26	8.44	43,230	1.22	(3)	1.64	(3)	78
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	(0.71)	(0.85)	4.69	(25.89)	27,156	1.31	(3)	1.74	(3)	101

Strategic Multi-Asset Portfolio Class 1
12/31/04	7.36	0.11	0.69	0.80	(0.16)	—	(0.16)	8.00	11.09	42,353	1.29		1.43		190	(4)
12/31/05	8.00	0.06	0.70	0.76	(0.06)	—	(0.06)	8.70	9.49	40,566	1.38	(3)	0.68	(3)	210	(4)
12/31/06	8.70	0.10	0.85	0.95	(0.14)	(0.05)	(0.19)	9.46	11.09	40,455	1.28	(3)	1.15	(3)	117
12/31/07	9.46	0.10	1.42	1.52	—	(0.83)	(0.83)	10.15	16.79	39,034	1.46	(3)	0.99	(3)	123
12/31/08	10.15	0.08	(2.80)	(2.72)	—	(1.64)	(1.64)	5.79	(29.46)	24,448	1.50	(3)	0.99	(3)	150

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08

Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00
Multi-Asset Portfolio Class 1	0.01	0.01	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.02	0.01	0.00	0.00

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

Multi-Asset Portfolio Class 1	46%	69%
Strategic Multi-Asset Portfolio Class 1	190	210

(5)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Anchor Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting Anchor Series Trust (the “Trust”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 25, 2009
Houston, Texas

ANCHOR SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS — (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or its separate series (each a “Portfolio” and together, the “Portfolios”), AIG SunAmerica Asset Management Corp. (“SAAMCo”), Edge Asset Management, Inc. (“EDGE”) or Wellington Management Company, LLP (“Wellington,” and together with EDGE, the “Subadvisers”) (the “Disinterested Trustees”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SAAMCo (the “Advisory Agreement”) for a one-year period ending August 31, 2009 at an in-person meeting held on August 26-27, 2008. The Trust currently consists of nine separate Portfolios, including the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Money Market Portfolio, Multi-Asset Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio. At this same meeting, the Board also approved the continuation of the Subadvisory Agreements between SAAMCo and Wellington (the “Wellington Subadvisory Agreement”) with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio, Money Market Portfolio, and Government and Quality Bond Portfolio (collectively, the “Wellington Subadvised Portfolios”) and between SAAMCo and EDGE with respect to the Asset Allocation Portfolio (the “EDGE Subadvisory Agreement,” and together with the Wellington Subadvisory Agreement, the “Subadvisory Agreements”), each for a one-year period ending August 31, 2009.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SAAMCo and the Subadvisers, where applicable, provided materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. These materials included (a) a summary of the services provided by SAAMCo and its affiliates to the Portfolios; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses, and the investment performance of the Portfolio as compared with a peer group of funds; (c) information on the profitability of SAAMCo, the Subadvisers and their affiliates, and a discussion of any indirect benefits; (d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices; and (g) a discussion of the key personnel of SAAMCo, the Subadvisers and their affiliates.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by SAAMCo and the Subadvisers.  The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SAAMCo, Wellington and EDGE. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SAAMCo would provide office space, accounting, legal and compliance, clerical and administrative services, and has authorized any of its officers and employees, if elected, to serve as officers or Trustees of the Portfolios without compensation. Finally, the Board noted that SAAMCo is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington and EDGE. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolios pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Portfolios, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SAAMCo, the Board analyzed the structure and duties of SAAMCo’s fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SAAMCo and concluded, based on their experience and interaction with SAAMCo, that: (i) SAAMCo is able to retain quality portfolio managers, analysts and other personnel; (ii) SAAMCo exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SAAMCo had been responsive to requests of the Board; and (iv) SAAMCo had kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2008, SAAMCo managed, advised and/or administered approximately $49.7 billion in assets. The

Board also considered SAAMCo’s code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. Additionally, the Board considered SAAMCo’s compliance and regulatory history.

With respect to the Wellington Subadvised Portfolios, for which SAAMCo has delegated daily investment management responsibilities to Wellington, the Board also considered the nature, quality and extent of subadvisory services provided by Wellington. The Board observed that Wellington is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Wellington Subadvised Portfolios. The Board reviewed Wellington’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Wellington Subadvised Portfolios and concluded, based on their experience with Wellington, that: (i) Wellington is able to retain high quality portfolio managers and other investment personnel; (ii) Wellington exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Wellington Subadvisory Agreement; and (iii) Wellington had been responsive to requests of the Board and of SAAMCo. The Board considered that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Wellington Subadvised Portfolios as set forth in the Portfolios’ prospectus. The Board also considered Wellington’s code of ethics, compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by Wellington under the Wellington Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

With respect to the Asset Allocation Portfolio, for which SAAMCo has delegated daily investment management responsibilities to EDGE, the Board also considered the nature, quality and extent of subadvisory services provided by EDGE. The Board observed that EDGE is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Asset Allocation Portfolio. The Board reviewed EDGE’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Asset Allocation Portfolio and concluded, based on their experience with EDGE, that: (i) EDGE is able to retain high quality portfolio managers and other investment personnel; (ii) EDGE exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the EDGE Subadvisory Agreement; and (iii) EDGE had been responsive to requests of the Board and of SAAMCo. The Board considered that EDGE has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Asset Allocation Portfolio as set forth in the Portfolio’s prospectus. The Board also considered EDGE’s code of ethics, compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by EDGE under the EDGE Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.  The Board, including the Disinterested Trustees, also considered the investment performance of SAAMCo with respect to the Portfolios, Wellington with respect to the Wellington Subadvised Portfolios, and EDGE with respect to the Asset Allocation Portfolio. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Lipper and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 26-27, 2008 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Portfolio’s annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2008. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2008. In addition, the Board received a report prepared by SAAMCo that detailed the Portfolios’ performance for the three- and six-month periods ended June 30, 2008.

For the Asset Allocation Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Universe for the two-and three-year period ended May 31, 2008 and ranked in the second quintile of its Peer Universe for the one-, four- and five-year periods ended Mary 31, 2008. The Board noted that Portfolio had outperformed its Lipper benchmark for each period ended May 31, 2008. The Board noted that while the Portfolio ranked in the fourth quintile for the ten-year period, the Board was generally pleased with the Portfolio’s performance.

For the Capital Appreciation Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group and Peer Universe for the one-, two-, three-, four-, five- and ten-year periods ended May 31, 2008. The Board considered further that the Portfolio significantly outperformed its Lipper index for each period. The Board noted that it was pleased with the Portfolio’s strong performance.

For the Government and Quality Bond Portfolio, the Board considered that the Portfolio ranked in the third quintile of its Peer Group for the two-, four and five-year periods ended May 31, 2008 and ranked in the fourth quintile for the one- and three-year periods ended. The Board further noted that the Portfolio ranked in the third quintile of its Peer Universe for the five- and ten-year periods ended May 31, 2008.

For the Growth Portfolio, the Board considered that the Portfolio ranked in the second quintile of its Peer Group for the one-, two- and three- periods ended May 31, 2008, the third quintile for the four-year period and the fourth quintile for the five-year period. The Board considered further that the Portfolio ranked in the second quintile of its Peer Universe for the one-, three-, four-, five- and ten-year periods ended May 31, 2008 and ranked in the first quintile for the two-year period. The Board then noted that the Portfolio outperformed its Lipper benchmark for each period ended May 31, 2008. The Board noted that it was generally pleased with the Portfolio’s performance.

For the Growth and Income Portfolio, the Board considered that the Portfolio ranked in the second quintile of its Peer Group for the one-, two- and three-year periods ended May 31, 2008, ranked in the third quintile or the four- and ten-year periods and ranked in the fourth quintile for the five-year period. The Board noted the Portfolio’s stronger performance results for the one-, two- and three year periods.

For the Money Market Portfolio, the Board considered that the Portfolio ranked in the fifth quintile of its Peer Group for the two-, three-, four-, five- and ten-year periods ended May 31, 2008 and ranked in the fourth quintile for the one-year ended. The Board further noted that Portfolio ranked in the fifth quintile of its Peer Universe for each period ended May 31, 2008. The Board noted the Portfolio’s poor performance and expressed its concern. The Board noted that it will continue to carefully monitor and discuss the Portfolio’s performance with SAAMCo.

For the Multi-Asset Portfolio, the Board considered that while the Portfolio ranked in the second quintile for the ten-year period ended May 31, 2008, the Portfolio ranked in the fourth quintile for the two- and five-year periods and ranked in the fifth quintile for the three- and four-year periods. The Board considered further that the Portfolio ranked in the third and first quintile of its Peer Group and Peer Universe, respectively, for the one-year period. The Board also noted that the Portfolio outperformed its Lipper benchmark for the one-year period. The Board considered the Portfolio’s stronger performance over the short-term, but noted that it will continue to carefully monitor the Portfolio’s performance.

For the Natural Resources Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Universe for the two-, three-, four-, five- and ten-year periods ended May 31, 2008 and ranked in the second quintile for the one-year period. The Board noted that it was pleased with the Portfolio’s strong performance.

For the Strategic Multi-Asset Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group and Peer Universe for the prior one-, two-, three-, four-, five- and ten-year period ended May 31, 2008. The Board considered further that the Portfolio was the top-ranked Portfolio in its Peer Group for each period. The Board then noted that the Portfolio significantly outperformed its Lipper benchmark for each period. The Board noted that it was pleased with the Portfolio’s strong performance.

The Board noted that certain Funds continue to underperform and that the Board would continue to monitor the performance of the Portfolios on an ongoing basis and in connection with its consideration of the advisory agreements.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SAAMCo, the Subadvisers and their Affiliates from the Relationship with the Portfolios.  The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SAAMCo pursuant to the Advisory Agreement and the fees paid by SAAMCo to Wellington and EDGE pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SAAMCo, Wellington, EDGE or their affiliates in connection with providing such services to the Portfolios. To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Portfolio to SAAMCo, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses.

In considering each Portfolio’s total operating expenses, the Board compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SAAMCo was providing services at a cost that was competitive with other, similar funds. The Board did not consider services and fees paid under investment advisory contracts that SAAMCo has with other registered investment companies or other types of clients with similar investment strategies to the Portfolios.

The Board also received and reviewed information regarding the fees paid by SAAMCo to Wellington and EDGE pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios’ Peer Groups that the Trustees used as a guide to help assess the reasonableness of the subadvisory fee. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SAAMCo out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained. The Board also considered advisory fees received by Wellington and EDGE with respect other registered investment companies or other types of clients with similar investment strategies to the Portfolios. The Board noted that the subadvisory fees paid by SAAMCo to Wellington and EDGE were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser.

The Board also considered SAAMCo’s profitability and the benefits SAAMCo and its affiliates received from its relationship with the Portfolios. The Board received and reviewed financial statements relating to SAAMCo’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SAAMCo’s ability to attract and retain high quality investment professionals and other key personnel. Additionally, the Board considered whether SAAMCo, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that certain affiliated life insurance companies benefit from a dividend received deduction and foreign tax credits as the “legal” shareholder of shares of the Trust, and receive financial support from SAAMCo for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios. The Board further considered whether there were any collateral or “fall-out” benefits that SAAMCo and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SAAMCo believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Portfolios to date.

The Board concluded that SAAMCo and the Subadvisers had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.  The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SAAMCo fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SAAMCo as it adds labor and capital to expand the scale of operations. The Board also took into account that the management fee arrangements, with the exception of the Natural Resources Portfolio, included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in SAAMCo retaining a larger portion of the advisory fee. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors.  In consideration of the Advisory Agreement and Subadvisory Agreements, the Board also received information regarding SAAMCo’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that SAAMCo and the Subadvisers are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that they receive reports from SAAMCo and from an independent third party which included information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits SAAMCo and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SAAMCo and/or the Subadvisers in return for allocating brokerage.

Conclusion.  After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreements, each for a one-year period ending August 31, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

ANCHOR SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION — (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Number of
		Term of		Portfolios
		Office and		in Fund
Name,	Position Held	Length of		Complex
Address and	With SunAmerica	Time	Principal Occupations	Overseen by	Other Directorships Held
Date of Birth*	Complex	Served(1)	During Past 5 Years	Trustee(2)	by Trustee(3)

Disinterested Trustees
Samuel M. Eisenstat DOB: March 7, 1940	Chairman of the Board	1986-present	Attorney, solo practitioner	48	Director, North European Oil Royal Trust.
Stephen J. Gutman DOB: May 10, 1943	Trustee	1986-present	Vice President, Corcoran Group (Real Estate) (2003 to present); President and Member of Managing Directors, Beau Brummel — Soho LLC (Licensing of menswear specialty retailing and other activities) (1988 to present.)	48	None
William J. Shea DOB: February 9, 1948	Trustee	2004-present	Managing Partner, DLB Capital, LLC (Private Equity) (2006 to present); President and CEO, Conseco, Inc. (Financial Services) (2001 to 2004); Chairman of the Board of Centennial Technologies, Inc. (1998 to 2001)	48	Chairman of the Board, Royal and SunAlliance U.S.A., Inc. (2005 to present); Director, Boston Private Financial Holdings (2004 to present).
Interested Trustee
Peter A. Harbeck(4) DOB: January 23, 1954	Trustee	1995-present	President, CEO and Director, SAAMCo (1995 to present); Director, SunAmerica Capital Services, Inc. (“SACS”), (1993 to present.); Chairman, AIG Advisor Group, Inc. (2004 to present).	96	None
Officers
John T. Genoy DOB: November 8, 1968	President	2007-present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A
Donna M. Handel DOB: June 25, 1966	Treasurer	2002-present	Senior Vice President, SAAMCo (2004 to present); Vice President, SAAMCo (1997 to 2004).	N/A	N/A
Gregory N. Bressler DOB: November 17, 1966	Secretary and Chief Legal Officer	2005-present	Senior Vice President and General Counsel, SAAMCo (2005 to present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (2004 to 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC. (2002 to 2004).	N/A	N/A
James Nichols DOB: April 7, 1966	Vice President	2006-present	Director, President and CEO, SACS (2006 to present); Senior Vice President, SACS (2002 to 2006).	N/A	N/A
Cynthia A. Skrehot AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer	2002-present	Vice President SAAMCo (2002 to present); Chief Compliance Officer, SAAMCo (2003 to 2006).	N/A	N/A

Gregory R. Kingston AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2003-present	Vice President, SAAMCo (2001 to present).	N/A	N/A

Nori L. Gabert AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Assistant Secretary	2002-present	Vice President and Deputy General Counsel, SAAMCo (2001 to present); Vice President and Senior Counsel, SAAMCo (2001 to 2005).	N/A	N/A

ANCHOR SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION — (unaudited) — (continued)

Number of
		Term of		Portfolios
		Office and		in Fund
Name,	Position Held	Length of		Complex
Address and	With SunAmerica	Time	Principal Occupations	Overseen by	Other Directorships Held
Date of Birth*	Complex	Served(1)	During Past 5 Years	Trustee(2)	by Trustee(3)

Matthew J. Hackethal DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006 to present	Chief Compliance Officer, SAAMCo (2006 to present); Vice President, Credit Suisse Asset Management (2001 to 2006); CCO, Credit Suisse Alternative Funds (2005 to 2006); CCO, Credit Suisse Asset Management Securities, Inc. (2004 to 2005).	N/A	N/A

*	Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Trustee’s retirement plan discussed in Note 8 of the financial statements.

(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), AIG Retirement Company I (33 portfolios), AIG Retirement Company II (15 funds), AIG Series Trust (3 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 portfolios).

(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the Investment Company Act of 1940, as amended.

(4)	Interested Trustee, as defined within the Investment Company Act of 1940, as amended, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION — (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and distributions for the taxable year ended December 31, 2008. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008.

During the year ended December 31, 2008 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

					Qualifying%
					for the 70%
		Net	Net	Net	Dividends
	Total	Investment	Short-Term	Long-Term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

Money Market Portfolio — Class 1	$0.02	$0.02	$—	$—	—%
Government and Quality Bond Portfolio — Class 1	0.63	0.63	—	—	—
Government and Quality Bond Portfolio — Class 2	0.61	0.61	—	—	—
Government and Quality Bond Portfolio — Class 3	0.59	0.59	—	—	—
Asset Allocation Portfolio — Class 1	2.92	0.47	0.35	2.10	19.76
Asset Allocation Portfolio — Class 2	2.89	0.44	0.35	2.10	19.76
Asset Allocation Portfolio — Class 3	2.88	0.43	0.35	2.10	19.76
Growth and Income Portfolio — Class 1	1.62	0.04	0.56	1.02	26.28
Growth Portfolio — Class 1	4.81	0.18	2.30	2.33	13.37
Growth Portfolio — Class 2	4.76	0.13	2.30	2.33	13.37
Growth Portfolio — Class 3	4.73	0.10	2.30	2.33	13.37
Capital Appreciation Portfolio — Class 1	7.88	—	4.82	3.06	2.55
Capital Appreciation Portfolio — Class 2	7.88	—	4.82	3.06	2.55
Capital Appreciation Portfolio — Class 3	7.88	—	4.82	3.06	2.55
Natural Resources Portfolio — Class 1	11.66	0.55	—	11.11	55.12
Natural Resources Portfolio — Class 2	11.57	0.46	—	11.11	55.12
Natural Resources Portfolio — Class 3	11.50	0.39	—	11.11	55.12
Multi-Asset Portfolio — Class 1	0.85	0.14	0.26	0.45	16.97
Strategic Multi-Asset Portfolio — Class 1	1.64	—	0.85	0.79	2.98

*	Short-term capital gains are treated as ordinary income for tax purposes.

COMPARISONS: PORTFOLIOS VS. INDEXES — (unaudited)

The following graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2008. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Money Market Portfolio — Class 1

The Money Market Portfolio — Class 1 gained 1.74% for the 12-month reporting period ending December 31, 2008.

During 2008, the financial crisis that began with the subprime meltdown in 2007 continued to spread. The Federal Reserve shifted its efforts into high gear by taking a series of unprecedented actions to stabilize the financial system, including easing the federal funds rate by 4.00%. Despite these efforts, the crisis overtook financial markets in the third quarter, spreading beyond residential mortgages and the United States. The Reserve Primary Fund, a money market fund, did the unthinkable by “breaking the buck,” as distressed holdings in Lehman Brothers knocked the funds’ net asset value to below par. Corporate and municipal funding sources — like commercial paper — practically shut down, leading to the Federal Reserve extending government loans to financial institutions. As evidence of the deteriorating overall credit conditions, the TED spread (defined as the difference between the 3-month interest rates on interbank loans and U.S. Treasuries) shot up to 353 basis points in late September, while short-term Treasury rates reached almost 0%.

During the fourth quarter, the U.S. Federal Reserve significantly cut the federal funds rate to a range of 0.00%-0.25% and indicated that it expected the rate to remain at this level in the near term as its focus shifted to fighting the economic slowdown and the risk of deflation.

With these liquidity and credit issues impacting the markets, the positioning and composition of the Portfolio at the end of 2008 was markedly different from the prior year end. The most dramatic year-over-year difference was the rapid fall in the Portfolio’s yield to maturity to 0.85% from 4.63%. This reflects the dramatic decrease in Treasury yields during the year. The average

COMPARISONS: PORTFOLIOS VS. INDEXES — (unaudited) — (continued)

days to maturity for the Portfolio also increased to 68 days from 42 days in an effort to garner higher yields as interest rates continue to decline. As a result, we further employed themes instituted at the end of 2007 by increasing our US Agency exposure to 74% from 33% and trimming our Commercial Paper exposure to 9% from 28%. As of the fiscal year end, other sector exposures consisted of 19% Bank Products and less than 1% Floating Note Rates. The exposures at year end reflect our desire to maintain a high degree of quality and liquidity in the Portfolio.

Fixed-Income Portfolios

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/08
	Class 1*	Class 2*	Class 3*
1-year	4.29%	4.14%	4.12%
5-year	3.98%	3.83%	3.74%
10-year	4.78%	N/A	N/A
Since Inception	7.72%	4.57%	3.54%

*Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Barclays Capital U.S. Aggregate A or Better Index is a subset of the Barclays Capital Aggregate Index, and indices, the government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays Capital U.S. Aggregate A or Better excludes BBB bonds. (Effective November 14, 2008, the index formerly known as The Lehman Brothers U.S. Aggregate A or Better Index is now known as Barclays Capital U.S. Aggregate A or Better Index.)

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Government & Quality Bond Portfolio — Class 1 gained 4.29% for the 12-month fiscal period ending December 31, 2008, compared to 6.38% for the Barclays Capital Aggregate A or Better Index.

In 2008, the domestic bond market, as measured by the Barclays Capital Aggregate Bond Index returned 5.24%, significantly outperforming the –37.00% decline for the S&P 500 equity market benchmark. However, there were significant differences in the performance for the various fixed income sectors. Government-related safe haven Treasuries and high-quality government bonds outperformed other fixed income sectors by wide margins, including mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), and corporate bonds.

The primary detractors to the Portfolio’s performance were overweight allocations to non-Treasury sectors, including mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS). The Portfolio’s duration and yield curve positioning also detracted from relative performance.

Some of the positives during the fiscal year included strong security selection, especially within the CMBS and Investment Grade Credit sectors, which made significant contributions to the overall results. Within the credit sector, security selection in the brokerage, finance, and insurance sectors proved most additive.

The Portfolio ended the year with the following sector allocations: 56% US mortgage-backed securities, 16% investment grade credit, 7% commercial mortgage-backed securities, 7% US government and agencies, and 4% asset-backed securities. From a quality standpoint, 85% of the Portfolio’s assets at year end were invested in securities rated AAA.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Fixed-Income Portfolios — (continued)

Asset Allocation Portfolio† — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/08
	Class 1*		Class 2*		Class 3*
1-year	(23.03%	)	(23.15%	)	(23.22%	)
5-year	1.48%		1.33%		1.22%
10-year	2.64%		N/A		N/A
Since Inception	6.34%		2.70%		5.13%

*Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

The Blended Index consists of 40% Barclays Capital U.S. Aggregate Index and 60% S&P 500 Index.

The Barclays Capital U.S. Aggregate Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities. (Effective November 14, 2008, the index formerly known as The Lehman Brothers U.S. Aggregate Index is now known as Barclays Capital U.S. Aggregate Index.)

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

†Performance information shown for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the “Prior Asset Allocation Portfolio”. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 returned –23.03% for fiscal year 2008, compared to a –22.06% return by its primary blended benchmark (60% S&P 500 / 40% Barclays Capital Aggregate Bond Index). The stock market suffered steep losses, with the S&P 500, the broad equity benchmark losing –37.00% in calendar year 2008. Bonds significantly outperformed stocks during the reporting period, as measured by the Barclays Capital Aggregate Bond Index which posted a gain of +5.24%.

Amid this environment, the Portfolio’s allocations to domestic mid-cap growth stocks and international equities proved to be significant detractors from relative performance, as both asset classes lagged the U.S. broad equity market. In addition, the Portfolio’s mid-cap growth holdings underperformed their style benchmark.

On the other hand, the Portfolio’s allocation to large-cap value securities contributed to relative Portfolio performance, as the asset class outperformed both its respective benchmark and the S&P 500.

The Portfolio’s underweight position in Consumer Staples had a negative impact on relative performance, as this was the top performing sector of the year. An overweight position in the Technology sector, coupled with poor results from Portfolio holdings in the sector, detracted from relative performance. The Portfolio’s Energy sector holdings also underperformed their respective benchmark, negatively impacting relative results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Fixed-Income Portfolios — (continued)

Asset Allocation Portfolio† — Class 1 — (continued)

In contrast, the Portfolio’s Financial sector holdings outperformed their benchmark, positively contributing to relative performance. However, due to the Portfolio’s large number of individual holdings and small position sizes, individual security impacts are minimal.

Within the fixed income component, the Portfolio’s exposures to high yield and investment grade corporate issues detracted from relative performance as corporate bond spreads widened to record levels and the sectors underperformed the market by wide margins. However, the Portfolio’s exposure to government securities added meaningfully to relative performance as the sector outperformed the broad Barclays Capital Aggregate Bond Index.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/08
	Class 1*
1-year	(39.32%	)
5-year	(3.72%	)
10-year	(2.75%	)
Since Inception	5.62%

*Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth & Income Portfolio — Class 1 posted a return of –39.32% for the 12-month period through December 31, 2008, underperforming the –37.00% decline in the S&P 500 Index.

Calendar year 2008 was a very difficult year for equity markets around the world. Within the S&P 500 Index, the broad domestic equity market benchmark, all ten economic sectors posted negative results. Financials (–55.5%), Materials (–45.7%), Information Technology (–43.1%), and Industrials (–39.8%) declined the most, while traditionally defensive sectors, such as Consumer Staples (–15.4%) and Health Care (–23.1%) performed the best.

Within this highly volatile market environment, security selection within the Portfolio was the primary detractor from relative performance. Holdings within the Energy, Industrials, and Materials sectors underperformed the benchmark. Within Energy, National-Oilwell (–72.2%), Transocean (–66.7), and an underweight to Exxon Mobil (–13.2%) were among the largest detractors. Within Industrials, Terex (–77.6%) and Oshkosh (–64.0%) negatively impacted relative performance. Materials companies Freeport-McMoRan (–75.7%) and Agrium (–59.6%) also hampered performance.

Some of the positives during the reporting period included strong stock selection in the Financials, Information Technology, and Consumer Discretionary sectors, which aided results. Within the Financials sector, Citigroup (–47.2%) and PNC Financial (–20.6%) contributed to relative performance. Within Information Technology, an underweight in Apple (–58.2%), coupled with an overweight in QUALCOMM (–7.4%), and exposure to non-benchmark-holding Accenture (–3.3%) also benefited relative results.

Sector allocation decisions were positive for the year, led by an underweight to Financials and an overweight to Health Care. However, an underweight to Consumer Staples detracted from relative results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/08
	Class 1*		Class 2*		Class 3*
1-year	(40.41%	)	(40.52%	)	(40.56%	)
5-year	(2.45%	)	(2.60%	)	(2.70%	)
10-year	(0.25%	)	N/A		N/A
Since Inception	9.09%		(1.84%	)	3.01%

*Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Portfolio — Class 1 posted a return of –40.41% for the 12-month reporting period as of December 31, 2008, lagging the –37.31% decline in the Russell 3000 Index.

While 2008 was a very difficult year for equity markets, growth stocks slightly underperformed core and value equities, as measured by the Russell 3000 Growth Index (–38.44%), the Russell 3000 (–37.31%), and the Russell 3000 Value (–36.25%) respectively. The Russell 3000 Index returns were hurt by poor performance from holdings in the Financials (–49.7%), Materials (–46.8%), Information Technology (–42.8%), and Industrials (–39.8%) sectors. Consumer Staples and Health Care were the most defensive sectors, returning (–16.7%) and (–23.6%), respectively.

The Portfolio’s relative results were negatively impacted by weak stock selection in the Energy, Health Care, Industrials, and Materials sectors. National-Oilwell (–64.7%) and Coventry Health Care (–73.1%) proved to be the largest detractors from relative performance in the Energy and Heath Care sectors, respectively. Within Industrials, diversified global manufacturer of capital equipment Terex (–75.1%) and vehicles designer and maker Oshkosh (–79.8%) also hampered results. Materials holdings Freeport-McMoRan (–75.8%) and Agrium (–51.6%) hurt performance as well.

Sector allocation decisions were additive to relative performance. In particular, an underweight to the underperforming Financials sector, coupled with an overweight to the Health Care sector added to performance. Stock selection in the Consumer Discretionary and Information Technology sectors also contributed positively to the relative returns. Within Consumer Discretionary, Kohl’s (–22.1%) and Children apparel and accessories retailer Gymboree (–13.7%) both contributed to relative returns. Within Information Technology, Apple (+37.9%), and Perot Systems (+1.99%) helped relative returns as well.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/08
	Class 1*		Class 2*		Class 3*
1-year	(40.34%	)	(40.42%	)	(40.49%	)
5-year	0.67%		0.52%		0.42%
10-year	3.66%		N/A		N/A
Since Inception	10.61%		0.17%		5.78%

*Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month reporting period ending December 31, 2008, the Capital Appreciation Portfolio — Class 1 posted a decline of –40.34%, underperforming the return of –38.44% for the Russell 3000 Growth benchmark.

Equity markets sold off sharply in calendar year 2008, with all ten economic sectors within the Russell 3000 Growth benchmark posting negative results. The Financials (–51.4%), Energy (–50.2%), Materials (–46.5%) and Utilities (–43.8%) sectors declined the most while the Consumer Staples (–16.0%), Health Care (–26.2%) and Consumer Discretionary (–37.1%) sectors had better-than-benchmark performance.

The majority of the Portfolio’s relative underperformance during the reporting period was attributable to security selection within the Industrials, Health Care and Consumer Discretionary sectors. Within Industrials, Solar energy companies Suntech Power (–50.9%), SunPower (–69.0%), and Denmark-based wind power company Vestas Wind Systems (–60.4%) were the largest detractors. Within Health Care, Hologic (–43.8%), Charles River Labs (–62.6%) and consumer and animal health products provider Schering-Plough (–26.4%) all negatively impacted relative returns. China-based advertising network operator Focus Media (–86.1%) also hurt performance. Moreover, relative results were negatively impacted by a lack of exposure to Consumer Discretionary giant McDonald’s Corp, which posted strong results during the reporting period.

Stock selection within the Telecommunication Services and Financials sectors added positively to performance. MetroPCS (–23.1%) within the Telecommunication Services sector and ACE (–9.8%) within the Financials sector benefited relative results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Capital Appreciation Portfolio — Class 1 — (continued)

Sector allocation decisions were positive for the year driven largely by an underweight to the Energy sector and an overweight to the Health Care sector. An underweight to the Consumer Staples sector detracted from relative returns.

The Portfolio ended the fiscal year with an overweight to the Health Care, Financials, and Consumer Discretionary sectors and an underweight to the Consumer Staples, Industrials, Utilities, and Energy sectors. From a market capitalization standpoint, 35% of the portfolio’s assets were in stocks with market capitalizations greater than $10 billion.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/08
	Class 1*		Class 2*		Class 3*
1-year	(49.79%	)	(49.88%	)	(49.93%	)
5-year	9.94%		9.78%		9.68%
10-year	15.71%		N/A		N/A
Since Inception	9.89%		12.94%		16.55%

*Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Natural Resources Portfolio — Class 1 posted a return of –49.79% for the 12-month fiscal period ended December 31, 2008, underperforming the –37.00% decline in the broad S&P 500 Index.

US equity markets suffered tremendous losses for the fiscal year ended December 31, 2008, finishing down –37.00% as measured by the Standard & Poor’s 500 Index. As the economic slowdown spread globally, falling demand also pressured natural resource commodity prices as evidenced by lower commodity index returns. Crude oil prices reached a low for the year of around $30 a barrel in mid-December and closed 2008 around $45, declining 56% in the fourth quarter alone.

The Natural Resources Portfolio focuses on investments in the Energy and Materials sectors, which declined (–34.8%) and (–45.7%), respectively during calendar year 2008. Stock selection in the two sectors led to underperformance relative to the benchmark. Within Energy, an overweight position in oil refinery operator Valero Energy (–68.6%) was the top detractor from relative returns. This was partially offset by an overweight position in EOG Resources (–24.9%), which helped relative results. Within the Materials sector, overweight positions in metals & minerals companies Xstrata (–87.5%), Vedanta Resources (–77.9%), and Freeport-McMoRan (–75.6%) detracted most from results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Natural Resources Portfolio — Class 1 — (continued)

The Portfolio’s composition at fiscal year end was comprised of 71% Energy-related stocks with the majority of the holdings in the Integrated Oil and the Producers sub-industries. EnCana, EOG Resources, and Canadian Natural Resource were the largest holdings in these areas. The balance of the Portfolio consisted primarily of Metals & Mining industries where the largest positions were Vale, Anglo Platinum, and Barrick Gold.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Balanced Portfolios

Multi-Asset Portfolio — Class 1

Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/08
	Class 1*
1-year	(25.89%	)
5-year	(1.21%	)
10-year	0.24%
Since Inception	6.59%

*Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Barclays Capital U.S. Aggregate Index combines several Barclays Capital indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. (Effective November 14, 2008, the index formerly known as The Lehman Brothers U.S. Aggregate Index is now known as Barclays Capital U.S. Aggregate Index.)

The Custom Index consists of 60% S&P 500® Index, 35% Barclays Capital U.S. Aggregate Index, and 5% 3-month T-bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

In 2008, the S&P 500 Index returned –37.00%. The Multi-Asset Portfolio — Class 1 returned –25.89% for the 12-month period ended December 31, 2008, outperforming the –37.00% decline in the S&P 500 benchmark, but underperforming the –22.20% return of its blended benchmark, comprised of 60% S&P 500, 35% Barclays Capital US Aggregate Index, and 5% 3-month T-Bill.

The stock market suffered tremendous losses in 2008, with all economic sectors within the S&P 500 benchmark finishing the year with double-digit negative returns. The Financials (–55.5%), Materials (–45.7%), Information Technology (–43.1%), and Industrials (–39.8%) sectors, performed the worst. On the other hand, the domestic bond market, as represented by the Barclays Capital U.S. Aggregate Index, finished up 5.2%, significantly outperforming the S&P 500 equity benchmark for calendar year 2008.

Asset allocation decisions were positive and helped the Portfolio during the year. However, weak security selection in both the equity and fixed income portions of the Portfolio detracted from performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Balanced Portfolios — (continued)

Multi-Asset Portfolio — Class 1 — (continued)

Within the equity portion, poor security selection in the Energy, Industrials, and Materials sectors negatively impacted relative performance. Within Energy, National-Oilwell (–72.2%), Transocean (–66.7%), and an underweight to Exxon Mobil (–13.3%) were among the largest detractors. Within Industrials, Terex (–77.6%) and Oshkosh (–64.0%) negatively impacted relative performance. Materials companies Freeport-McMoRan (–76.0%) and Agrium (–59.4%) also hampered relative results. However, strong stock selection within the Financials, Information Technology, and Consumer Discretionary sectors aided results. Sector allocation decisions also had a positive impact, led by an underweight to Financials and an overweight to Health Care. Conversely, an underweight allocation to the strong-performing Consumer Staples sector detracted from relative results.

Within the fixed income portion, security selection, coupled with overweight allocations to the mortgage-backed and investment grade credit sectors were the primary detractors from performance. Duration and yield curve positioning also had a negative impact. Some of the positives included an overweight allocation to the commercial mortgage-backed sector and an underweight to the asset-backed sector.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1

Strategic Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/08
	Class 1*
1-year	(29.46%	)
5-year	2.17%
10-year	3.51%
Since Inception	7.11%

*Inception date for Class 1: 03/23/87

The MSCI All Country (AC) World Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Custom Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Index, 30% Citigroup World Government Bond Index (U.S. $ hedged equal-weighted), and 5% 3-month T-Bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

The Citigroup World Government Bond U.S.$ Hedged, equal-weighted Index is an equal weighted, total return benchmark designed to cover 21 investment grade country bond markets. These are the same countries included in the MCSI All Country (AC) World Index described above, except for Switzerland. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Strategic Multi-Asset Portfolio — Class 1 returned –29.46% for the 12-month fiscal period ending December 31, 2008. The Portfolio outperformed the –41.85% decline in the MSCI All Country World Index, but underperformed the –26.77% return for its blended benchmark, which is comprised of 65% MSCI All Country World, 30% Citigroup World Government Bond Index, and 5% US Treasury Bills.

In calendar year 2008, global equity markets suffered historic declines, closing down –41.85%, as measured by the MSCI All Country World Index. Emerging markets declined the most, finishing the year down (–53.2%) while the Pacific Area excluding Japan region followed with a (–50.0%) return. Europe also suffered and dropped by (–46.1%). The United States (–37.0%) and Japan (–29.1%) suffered smaller declines as measured by the S&P 500 and MSCI Japan Indices, respectively. Within the global fixed income markets, unhedged global bonds gained (+10.9%) outperforming hedged global bonds (9.2%) as measured by the Citigroup World Government Bond Indexes.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1 — (continued)

Within the Portfolio, asset allocation decisions helped results during the reporting period. The global bond portion, although posting a positive absolute return for the year, underperformed the fixed income portion of the custom benchmark. The global equity portion of the Portfolio performed in line with its benchmark.

Within the global equity component, sector allocation decisions had a positive impact, due to a large Health Care overweight, coupled with an underweight position in Financials. However, unfavorable stock selection in Health Care and Financials offset some of the allocation benefits.

From a regional and country perspective, poor security selection in the United States, coupled with an underweight allocation to Japan proved to be among the largest detractors. However, both security selection and sector allocation decisions in Emerging Markets and Europe benefited the Portfolio.

Within the global bond portion of the Portfolio, credit, country, and duration positioning detracted from relative results. Yield curve strategies were modestly positive for the year.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Item 2.	Code of Ethics.
Anchor Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2008, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that William J. Shea, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2007	2008
(a) Audit Fees	$235,510	$256,078
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$49,896	$53,363
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.
Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2007	2008
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0
(e)
(1)	The registrant’s Audit Committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2)	No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2008 and 2007 were $53,363 and $49,896 respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 6, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 6, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: March 6, 2009